UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02361

Voya Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Intermediate Bond Portfolio Class ADV - IIBPX

Voya Intermediate Bond Portfolio Class I - IPIIX

Voya Intermediate Bond Portfolio Class S - IPISX

Voya Intermediate Bond Portfolio Class S2 - IIBTX

Class ADV: IIBPX

Voya Intermediate Bond Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$104	1.03%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Bloomberg US Aggregate Bond Index. Outperformance was driven by security selection & sector allocation.

↑ Top contributors to performance: Security selection within agency mortgage-backed securities (MBS), emerging market hard currency sovereigns, investment grade (IG) corporates, commercial mortgage-backed securities (CMBS) & the allocation to non-agency residential mortgage-backed securities & credit risk transfers were the top contributors. Lastly, derivatives contributed to returns.

↓ Top detractors from performance: High yield credit default swap (CDX) protection was the most meaningful detractor.

Total Return Based on $10,000 Investment

	Class ADV	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000
2015	$9,998	$10,055
2016	$10,390	$10,321
2017	$10,861	$10,687
2018	$10,744	$10,688
2019	$11,742	$11,620
2020	$12,603	$12,493
2021	$12,425	$12,300
2022	$10,574	$10,700
2023	$11,290	$11,291
2024	$11,548	$11,433

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	2.28%	-0.33%	1.45%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Fund Statistics

  Total Net Assets$908,256,550
  # of Portfolio Holdings1,777
  Portfolio Turnover Rate240%
  Investment Advisory Fees Paid$7,851,638

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series EMHCD Fund	8.3%
Voya VACS Series SC Fund	6.2%
Voya VACS Series HYB Fund	3.0%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.8%
United States Treasury Notes, 4.250%, 11/15/34	1.3%
United States Treasury Notes, 4.500%, 12/31/31	1.2%
LCM 26 Ltd. - Class A2, 6.129%, 01/20/31	1.1%
Ginnie Mae, 5.500%, 01/20/55	1.0%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	0.9%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.9%
Municipal Bonds	0.2%
Sovereign Bonds	0.9%
U.S. Treasury Obligations	3.9%
Commercial Mortgage-Backed Securities	7.3%
Asset-Backed Securities	10.7%
Collateralized Mortgage Obligations	15.0%
Mutual Funds	17.5%
U.S. Government Agency Obligations	19.3%
Corporate Bonds/Notes	22.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IIBPX

Voya Intermediate Bond Portfolio

92914P304-AR

Class I: IPIIX

Voya Intermediate Bond Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$54	0.53%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Bloomberg US Aggregate Bond Index. Outperformance was driven by security selection & sector allocation.

↑ Top contributors to performance: Security selection within agency mortgage-backed securities (MBS), emerging market hard currency sovereigns, investment grade (IG) corporates, commercial mortgage-backed securities (CMBS) & the allocation to non-agency residential mortgage-backed securities & credit risk transfers were the top contributors. Lastly, derivatives contributed to returns.

↓ Top detractors from performance: High yield credit default swap (CDX) protection was the most meaningful detractor.

Total Return Based on $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000
2015	$10,060	$10,055
2016	$10,495	$10,321
2017	$11,024	$10,687
2018	$10,964	$10,688
2019	$12,044	$11,620
2020	$12,986	$12,493
2021	$12,872	$12,300
2022	$11,014	$10,700
2023	$11,815	$11,291
2024	$12,148	$11,433

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	2.82%	0.17%	1.96%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Fund Statistics

  Total Net Assets$908,256,550
  # of Portfolio Holdings1,777
  Portfolio Turnover Rate240%
  Investment Advisory Fees Paid$7,851,638

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series EMHCD Fund	8.3%
Voya VACS Series SC Fund	6.2%
Voya VACS Series HYB Fund	3.0%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.8%
United States Treasury Notes, 4.250%, 11/15/34	1.3%
United States Treasury Notes, 4.500%, 12/31/31	1.2%
LCM 26 Ltd. - Class A2, 6.129%, 01/20/31	1.1%
Ginnie Mae, 5.500%, 01/20/55	1.0%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	0.9%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.9%
Municipal Bonds	0.2%
Sovereign Bonds	0.9%
U.S. Treasury Obligations	3.9%
Commercial Mortgage-Backed Securities	7.3%
Asset-Backed Securities	10.7%
Collateralized Mortgage Obligations	15.0%
Mutual Funds	17.5%
U.S. Government Agency Obligations	19.3%
Corporate Bonds/Notes	22.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPIIX

Voya Intermediate Bond Portfolio

92914P106-AR

Class S: IPISX

Voya Intermediate Bond Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$79	0.78%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Bloomberg US Aggregate Bond Index. Outperformance was driven by security selection & sector allocation.

↑ Top contributors to performance: Security selection within agency mortgage-backed securities (MBS), emerging market hard currency sovereigns, investment grade (IG) corporates, commercial mortgage-backed securities (CMBS) & the allocation to non-agency residential mortgage-backed securities & credit risk transfers were the top contributors. Lastly, derivatives contributed to returns.

↓ Top detractors from performance: High yield credit default swap (CDX) protection was the most meaningful detractor.

Total Return Based on $10,000 Investment

	Class S	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000
2015	$10,026	$10,055
2016	$10,444	$10,321
2017	$10,943	$10,687
2018	$10,854	$10,688
2019	$11,890	$11,620
2020	$12,790	$12,493
2021	$12,653	$12,300
2022	$10,795	$10,700
2023	$11,554	$11,291
2024	$11,849	$11,433

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	2.55%	-0.07%	1.71%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Fund Statistics

  Total Net Assets$908,256,550
  # of Portfolio Holdings1,777
  Portfolio Turnover Rate240%
  Investment Advisory Fees Paid$7,851,638

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series EMHCD Fund	8.3%
Voya VACS Series SC Fund	6.2%
Voya VACS Series HYB Fund	3.0%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.8%
United States Treasury Notes, 4.250%, 11/15/34	1.3%
United States Treasury Notes, 4.500%, 12/31/31	1.2%
LCM 26 Ltd. - Class A2, 6.129%, 01/20/31	1.1%
Ginnie Mae, 5.500%, 01/20/55	1.0%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	0.9%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.9%
Municipal Bonds	0.2%
Sovereign Bonds	0.9%
U.S. Treasury Obligations	3.9%
Commercial Mortgage-Backed Securities	7.3%
Asset-Backed Securities	10.7%
Collateralized Mortgage Obligations	15.0%
Mutual Funds	17.5%
U.S. Government Agency Obligations	19.3%
Corporate Bonds/Notes	22.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IPISX

Voya Intermediate Bond Portfolio

92914P205-AR

Class S2: IIBTX

Voya Intermediate Bond Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$94	0.93%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Bloomberg US Aggregate Bond Index. Outperformance was driven by security selection & sector allocation.

↑ Top contributors to performance: Security selection within agency mortgage-backed securities (MBS), emerging market hard currency sovereigns, investment grade (IG) corporates, commercial mortgage-backed securities (CMBS) & the allocation to non-agency residential mortgage-backed securities & credit risk transfers were the top contributors. Lastly, derivatives contributed to returns.

↓ Top detractors from performance: High yield credit default swap (CDX) protection was the most meaningful detractor.

Total Return Based on $10,000 Investment

	Class S2	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000
2015	$10,017	$10,055
2016	$10,417	$10,321
2017	$10,900	$10,687
2018	$10,793	$10,688
2019	$11,808	$11,620
2020	$12,685	$12,493
2021	$12,528	$12,300
2022	$10,664	$10,700
2023	$11,398	$11,291
2024	$11,670	$11,433

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	2.38%	-0.24%	1.56%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Fund Statistics

  Total Net Assets$908,256,550
  # of Portfolio Holdings1,777
  Portfolio Turnover Rate240%
  Investment Advisory Fees Paid$7,851,638

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series EMHCD Fund	8.3%
Voya VACS Series SC Fund	6.2%
Voya VACS Series HYB Fund	3.0%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.8%
United States Treasury Notes, 4.250%, 11/15/34	1.3%
United States Treasury Notes, 4.500%, 12/31/31	1.2%
LCM 26 Ltd. - Class A2, 6.129%, 01/20/31	1.1%
Ginnie Mae, 5.500%, 01/20/55	1.0%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	0.9%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.9%
Municipal Bonds	0.2%
Sovereign Bonds	0.9%
U.S. Treasury Obligations	3.9%
Commercial Mortgage-Backed Securities	7.3%
Asset-Backed Securities	10.7%
Collateralized Mortgage Obligations	15.0%
Mutual Funds	17.5%
U.S. Government Agency Obligations	19.3%
Corporate Bonds/Notes	22.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IIBTX

Voya Intermediate Bond Portfolio

92914P403-AR

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 19(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Martin J. Gavin, and Christopher P. Sullivan are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Gavin, and Mr. Sullivan are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Registrant’s current Independent Registered Public Accounting Firm, billed and paid to the Registrant during the Fund’s fiscal year ended December 31, 2024 and December 31, 2023.

(a)	Audit Fees: The aggregate fees billed and paid for each of the last two fiscal years for professional services rendered by EY, the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $34,340 for the year ended December 31, 2024 and $58,349 for the year ended December 31, 2023.

(b)	Audit-Related Fees: The aggregate fees billed and paid in each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of each respective audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended December 31, 2024 and $0 for the year ended December 31, 2023.

(c)	Tax Fees: The aggregate fees billed and paid in each of the last two fiscal years for professional services rendered by EY for tax compliance, tax advice, and tax planning were $10,231 for the year ended December 31, 2024 and $9,533 for the year ended December 31, 2023. Such services included review of excise distribution calculations (if applicable), preparation of the Registrants’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed and paid in each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended December 31, 2024 and $0 for the year ended December 31, 2023.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.            Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

II.           Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.         Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-CEN or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.          Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.           Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.          Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.        Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.      Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.          Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved:    November 16, 2023

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $840 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions (Funds fees)	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued Pre-Approved Tax Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Tax compliance services related to return preparation for the Funds (Adviser Fees)		√	As presented to Audit Committee[3]
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period
EU Reclaims IRS Closing Agreement Filings	√		$20,000 per Fund first closing agreement, $5,000 for subsequent closing agreements for same Fund

[3]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:            January 1, 2024 to December 31, 2024

●	Bookkeeping or other services related to the accounting records or financial statements of the Funds

●	Financial information systems design and implementation

●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

●	Actuarial services

●	Internal audit outsourcing services

●	Management functions

●	Human resources

●	Broker-dealer, investment adviser, or investment banking services

●	Legal services

●	Expert services unrelated to the audit

●	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA BALANCED PORTFOLIO, INC.

VOYA CREDIT INCOME FUND

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA SEPARATE PORTFOLIOS TRUST

VOYA STRATEGIC ALLOCATIONS PORTFOLIOS, INC.
VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

There were no services, or 0%, provided to the registrant by EY that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed and paid to the Registrant by the independent registered public accounting firm for the Registrant’s fiscal years ended December 31, 2024 and December 31, 2023; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2024	2023
Voya Intermediate Bond Portfolio	$10,231	$9,533
Voya Investments, LLC (1)	$15,784,141	$17,183,452

(1) The Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Annual Financial Statements and Other Information

December 31, 2024

Classes ADV, I, R6, S, and S2

Voya Variable Product Funds

■	Voya Global High Dividend Low Volatility Portfolio
■	Voya Government Money Market Portfolio
■	Voya Growth and Income Portfolio
■	Voya Intermediate Bond Portfolio
■	Voya Small Company Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended December 31 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180. Voya Government Money Market Portfolio does not file on Form N-PORT.

The Voya Government Money Market Portfolio files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: https://individuals.voya.com/product/variable-portfolio/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Global High Dividend Low Volatility Portfolio, Voya Government Money Market Portfolio, Voya Growth and Income Portfolio, Voya Intermediate Bond Portfolio and Voya Small Company Portfolio and the Boards of Directors/Trustees of Voya Variable Portfolios, Inc., Voya Government Money Market Portfolio, Voya Variable Funds and Voya Intermediate Bond Portfolio

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Global High Dividend Low Volatility Portfolio, Voya Government Money Market Portfolio, Voya Growth and Income Portfolio, Voya Intermediate Bond Portfolio and Voya Small Company Portfolio (collectively referred to as the “Portfolios”) (each a portfolio of Voya Variable Portfolios, Inc., Voya Government Money Market Portfolio, Voya Variable Funds, Voya Intermediate Bond Portfolio and Voya Variable Portfolios, Inc., respectively (collectively referred to as the “Registrants”)), including the portfolios of investments, as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios at December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Registrants’ management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Registrants in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Registrants are not required to have, nor were we engaged to perform, an audit of the Registrants’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Registrants’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 27, 2025

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2024

	Voya	Voya
	Global	Government	Voya
	High Dividend	Money	Growth and
	Low Volatility	Market	Income
	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value+*	$463,693,716	$–	$2,413,927,995
Short-term investments at fair value†	2,268,354	–	4,973,000
Short-term investments at amortized cost	–	737,358,932	–
Repurchase agreements	–	106,269,000	–
Cash	59,531	9,749	506,545
Foreign currencies at value‡	472	–	–
Receivables:
Investment securities sold	–	58,483,808	–
Fund shares sold	326,939	1,506,926	4,802
Dividends	718,181	135,293	1,573,320
Interest	53	850,463	208
Foreign tax reclaims	942,297	–	4,078
Prepaid expenses	3,104	5,123	13,276
Reimbursement due from Investment Adviser	64,209	–	–
Other assets	60,130	117,848	267,799
Total assets	468,136,986	904,737,142	2,421,271,023

LIABILITIES:
Payable for investment securities purchased	–	79,601,589	–
Payable for fund shares redeemed	20,875	11,660	822,956
Payable upon receipt of securities loaned	1,868,354	–	–
Payable for investment management fees	224,590	212,322	1,378,949
Payable for distribution and shareholder service fees	76,051	–	43,250
Payable to directors/ trustees under the deferred compensation plan
(Note 6)	60,130	117,848	267,799
Payable for directors/ trustees fees	1,225	2,068	5,710
Other accrued expenses and liabilities	96,772	161,019	644,163
Total liabilities	2,347,997	80,106,506	3,162,827
NET ASSETS	$465,788,989	$824,630,636	$2,418,108,196

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$390,835,884	$824,622,804	$1,856,177,947
Total distributable earnings	74,953,105	7,832	561,930,249
NET ASSETS	$465,788,989	$824,630,636	$2,418,108,196

+ Including securities loaned at value	$1,757,686	$—	$—
* Cost of investments in securities	$417,657,762	$—	$1,876,932,769
† Cost of short-term investments	$2,268,354	$—	$4,973,000
‡ Cost of foreign currencies	$473	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2024 (CONTINUED)

	Voya	Voya
	Global	Government	Voya
	High Dividend	Money	Growth and
	Low Volatility	Market	Income
	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$12,252,229	n/a	$91,160,837
Shares authorized	100,000,000	n/a	unlimited
Par value	$0.001	n/a	$1.000
Shares outstanding	1,048,572	n/a	4,593,533
Net asset value and redemption price per share	$11.68	n/a	$19.85

Class I
Net assets	$124,887,149	$824,630,636	$2,293,616,274
Shares authorized	100,000,000	unlimited	unlimited
Par value	$0.001	$1.000	$1.000
Shares outstanding	10,710,148	824,522,761	109,758,702
Net asset value and redemption price per share	$11.66	$1.00	$20.90

Class S
Net assets	$328,504,095	n/a	$32,627,456
Shares authorized	300,000,000	n/a	unlimited
Par value	$0.001	n/a	$1.000
Shares outstanding	28,003,025	n/a	1,640,427
Net asset value and redemption price per share	$11.73	n/a	$19.89

Class S2
Net assets	$145,516	n/a	$703,629
Shares authorized	100,000,000	n/a	unlimited
Par value	$0.001	n/a	$1.000
Shares outstanding	12,602	n/a	36,906
Net asset value and redemption price per share	$11.55	n/a	$19.07

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2024

	Voya	Voya
	Intermediate	Small
	Bond	Company
	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value+*	$723,655,706	$290,312,438
Investments in affiliates at fair value**	158,463,470	–
Short-term investments at fair value†	44,988,945	8,739,773
Cash	29,684	60,405
Cash collateral for futures contracts	4,796,545	–
Cash pledged for centrally cleared swaps (Note 2)	6,266,000	–
Receivables:
Investment securities sold	5,582	–
Investment securities sold on a delayed-delivery or when-issued basis	4,702,025	–
Fund shares sold	978,958	65,092
Dividends	424,441	464,054
Interest	5,749,219	–
Foreign tax reclaims	–	11,235
Variation margin on centrally cleared swaps	23,855	–
Unrealized appreciation on forward foreign currency contracts	698,733	–
Unrealized appreciation on forward premium swaptions	1,510,429	–
Prepaid expenses	13,420	1,762
Reimbursement due from Investment Adviser	328,832	1,591
Other assets	370,940	47,837
Total assets	953,006,784	299,704,187

LIABILITIES:
Income distribution payable	4,143	–
Payable for investment securities purchased	7,058,760	–
Payable for investment securities purchased on a delayed-delivery or when-issued basis	18,047,402	–
Payable for fund shares redeemed	547,021	95,615
Payable upon receipt of securities loaned	15,193,555	7,811,773
Unrealized depreciation on forward premium swaptions	450,485	–
Variation margin payable on futures contracts	176,165	–
Cash received as collateral for OTC derivatives (Note 2)	2,020,000	–
Payable for investment management fees	407,635	191,015
Payable for distribution and shareholder service fees	82,526	16,978
Payable to directors/ trustees under the deferred compensation plan (Note 6)	370,940	47,837
Payable for directors/ trustees fees	4,601	736
Other accrued expenses and liabilities	387,001	103,371
Total liabilities	44,750,234	8,267,325
NET ASSETS	$908,256,550	$291,436,862

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,335,681,519	$263,294,633
Total distributable earnings (loss)	(427,424,969)	28,142,229
NET ASSETS	$908,256,550	$291,436,862

+ Including securities loaned at value	$14,760,332	$7,557,763
* Cost of investments in securities	$768,953,676	$282,538,425
** Cost of investments in affiliates	$155,143,271	$—
† Cost of short-term investments	$44,990,615	$8,739,773

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2024 (CONTINUED)

	Voya	Voya
	Intermediate	Small
	Bond	Company
	Portfolio	Portfolio
Class ADV
Net assets	$180,920,722	$8,698,211
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	17,032,469	606,799
Net asset value and redemption price per share	$10.62	$14.33

Class I
Net assets	$658,203,763	$215,962,542
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	61,292,033	13,468,455
Net asset value and redemption price per share	$10.74	$16.03

Class R6
Net assets	n/a	$7,892,200
Shares authorized	n/a	100,000,000
Par value	n/a	$0.001
Shares outstanding	n/a	491,292
Net asset value and redemption price per share	n/a	$16.06

Class S
Net assets	$60,945,440	$58,883,909
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	5,712,191	3,866,963
Net asset value and redemption price per share	$10.67	$15.23

Class S2
Net assets	$8,186,625	n/a
Shares authorized	unlimited	n/a
Par value	$1.000	n/a
Shares outstanding	770,655	n/a
Net asset value and redemption price per share	$10.62	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2024

	Voya	Voya
	Global	Government	Voya
	High Dividend	Money	Growth and
	Low Volatility	Market	Income
	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$15,499,333	$438,401	$34,846,221
Interest	4,871	42,417,560	33,908
Securities lending income, net	65,984	—	48,012
Other	2,391	4,011	10,677
Total investment income	15,572,579	42,859,972	34,938,818

EXPENSES:
Investment management fees	2,732,619	2,890,686	13,698,326
Distribution and shareholder service fees:
Class ADV	60,184	—	453,429
Class S(1)	870,863	28	77,652
Class S2	922	—	2,539
Class T(2)	4,756	—	—
Transfer agent fees:
Class ADV	7,319	—	40,050
Class I	76,902	590,959	960,984
Class S(1)	211,166	9	13,692
Class S2	140	—	282
Class T(2)	369	—	—
Shareholder reporting expense	45,705	29,398	47,610
Registration fees	—	2,506	—
Professional fees	43,427	64,499	120,327
Custody and accounting expense	80,655	53,589	141,078
Director/ Trustee fees and expenses	12,244	20,682	57,106
Miscellaneous expense	43,627	47,442	84,963
Interest expense	4,169	—	15,852
Total expenses	4,195,067	3,699,798	15,713,890
Waived and reimbursed fees	(314,019)	(371,670)	77,700
Net expenses	3,881,048	3,328,128	15,791,590
Net investment income	11,691,531	39,531,844	19,147,228
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	38,087,614	430,899	319,619,231
Foreign currency related transactions	(76,572)	—	—
Net realized gain	38,011,042	430,899	319,619,231
Net change in unrealized appreciation (depreciation) on:
Investments	9,387,529	—	140,369,967
Foreign currency related transactions	(43,982)	—	(62)
Net change in unrealized appreciation (depreciation)	9,343,547	—	140,369,905
Net realized and unrealized gain	47,354,589	430,899	459,989,136
Increase in net assets resulting from operations	$59,046,120	$39,962,743	$479,136,364

* Foreign taxes withheld	$634,265	$—	$115,164

(1)	Class S of Voya Government Money Market Portfolio was fully redeemed on close of business May 1, 2024.
(2)	Class T of Global High Dividend Low Volatility Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2024

	Voya	Voya
	Intermediate	Small
	Bond	Company
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$392,756	$5,297,427
Dividends from affiliated underlying funds	17,351,984	—
Interest	74,681,732	—
Securities lending income, net	414,698	211,035
Other	10,648	1,420
Total investment income	92,851,818	5,509,882

EXPENSES:
Investment management fees	9,200,741	2,206,399
Distribution and shareholder service fees:
Class ADV	937,091	43,734
Class S	2,437,986	151,865
Class S2	31,884	—
Transfer agent fees:
Class ADV	115,508	11,112
Class I	412,862	275,261
Class R6	—	13
Class S	597,616	77,292
Class S2	5,026	—
Shareholder reporting expense	122,541	21,431
Professional fees	149,156	27,071
Custody and accounting expense	353,104	44,264
Director/ Trustee fees and expenses	46,010	7,358
Miscellaneous expense	128,158	20,530
Interest expense	1,270	1,480
Total expenses	14,538,953	2,887,810
Waived and reimbursed fees	(1,349,103)	(158,454)
Net expenses	13,189,850	2,729,356
Net investment income	79,661,968	2,780,526
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(8,301,830)	39,799,882
Sale of affiliated underlying funds	1,596,523	—
Capital gain distributions from affiliated underlying funds	3,234,093	—
Forward foreign currency contracts	35,900	—
Foreign currency related transactions	(62,556)	46
Futures	9,050,276	—
Swaps	(4,681,254)	—
Written options	3,078,267	—
Net realized gain	3,949,419	39,799,928
Net change in unrealized appreciation (depreciation) on:
Investments	22,217,131	(12,808,788)
Affiliated underlying funds	411,860	—
Forward foreign currency contracts	688,938	—
Foreign currency related transactions	4,950	(400)
Futures	(9,680,052)	—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2024 (CONTINUED)

	Voya	Voya
	Intermediate	Small
	Bond	Company
	Portfolio	Portfolio
Swaps	(895,090)	—
Written options	(37,379)	—
Net change in unrealized appreciation (depreciation)	12,710,358	(12,809,188)
Net realized and unrealized gain	16,659,777	26,990,740
Increase in net assets resulting from operations	$96,321,745	$29,771,266

* Foreign taxes withheld	$—	$38,551

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya		Voya
	Global High Dividend		Government Money
	Low Volatility Portfolio		Market Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
FROM OPERATIONS:
Net investment income	$11,691,531	$14,022,998	$39,531,844	$29,047,186
Net realized gain	38,011,042	8,261,340	430,899	46,211
Net change in unrealized appreciation (depreciation)	9,343,547	7,774,399	—	—
Increase in net assets resulting from operations	59,046,120	30,058,737	39,962,743	29,093,397
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(702,630)	(628,649)	—	—
Class I	(7,775,423)	(7,821,746)	(39,871,963)	(29,043,782)
Class S(1)	(20,314,859)	(22,181,478)	(549)	(3,404)
Class S2	(13,458)	(13,371)	—	—
Class T(2)	(6,126)	(132,365)	—	—
Total distributions	(28,812,496)	(30,777,609)	(39,872,512)	(29,047,186)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,840,756	6,090,929	192,650,111	312,212,531
Reinvestment of distributions	28,812,496	30,777,609	39,871,963	29,047,175
	37,653,252	36,868,538	232,522,074	341,259,706
Cost of shares redeemed	(88,580,448)	(82,358,673)	(198,605,887)	(73,858,949)
Net increase (decrease) in net assets resulting from capital share transactions	(50,927,196)	(45,490,135)	33,916,187	267,400,757
Net increase (decrease) in net assets	(20,693,572)	(46,209,007)	34,006,418	267,446,968
NET ASSETS:
Beginning of year or period	486,482,561	532,691,568	790,624,218	523,177,250
End of year or period	$465,788,989	$486,482,561	$824,630,636	$790,624,218

(1)	Class S of Voya Government Money Market Portfolio was fully redeemed on close of business May 1, 2024.

(2)	Class T of Global High Dividend Low Volatility Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Growth and		Voya Intermediate
	Income Portfolio		Bond Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
FROM OPERATIONS:
Net investment income	$19,147,228	$19,975,610	$79,661,968	$93,668,620
Net realized gain (loss)	319,619,231	195,064,515	3,949,419	(167,701,072)
Net change in unrealized appreciation (depreciation)	140,369,905	238,557,183	12,710,358	232,307,993
Increase in net assets resulting from operations	479,136,364	453,597,308	96,321,745	158,275,541
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(12,702,776)	(7,985,344)	(7,732,052)	(7,128,793)
Class I	(312,765,110)	(180,665,369)	(30,980,523)	(29,314,154)
Class S	(4,527,241)	(2,864,812)	(42,299,441)	(55,309,491)
Class S2	(99,988)	(54,676)	(336,876)	(288,062)
Total distributions	(330,095,115)	(191,570,201)	(81,348,892)	(92,040,500)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	287,031,123	15,241,028	131,883,666	55,574,940
Reinvestment of distributions	329,890,863	191,309,903	79,932,512	92,036,551
	616,921,986	206,550,931	211,816,178	147,611,491
Cost of shares redeemed	(352,602,050)	(215,177,355)	(1,634,330,372)	(318,950,203)
Net increase (decrease) in net assets resulting from capital share transactions	264,319,936	(8,626,424)	(1,422,514,194)	(171,338,712)
Net increase (decrease) in net assets	413,361,185	253,400,683	(1,407,541,341)	(105,103,671)
NET ASSETS:
Beginning of year or period	2,004,747,011	1,751,346,328	2,315,797,891	2,420,901,562
End of year or period	$2,418,108,196	$2,004,747,011	$908,256,550	$2,315,797,891

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Small
	Company Portfolio
	Year Ended	Year Ended
	December 31,	December 31,
	2024	2023
FROM OPERATIONS:
Net investment income	$2,780,526	$2,285,317
Net realized gain	39,799,928	17,560,323
Net change in unrealized appreciation (depreciation)	(12,809,188)	28,858,545
Increase in net assets resulting from operations	29,771,266	48,704,185
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(345,295)	(4,770)
Class I	(8,310,232)	(1,010,099)
Class R6	(312,443)	(24,562)
Class S	(2,352,815)	(127,469)
Total distributions	(11,320,785)	(1,166,900)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,172,719	12,322,525
Reinvestment of distributions	11,320,785	1,166,900
	21,493,504	13,489,425
Cost of shares redeemed	(52,121,635)	(59,371,276)
Net decrease in net assets resulting from capital share transactions	(30,628,131)	(45,881,851)
Net increase (decrease) in net assets	(12,177,650)	1,655,434
NET ASSETS:
Beginning of year or period	303,614,512	301,959,078
End of year or period	$291,436,862	$303,614,512

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions										Ratios to average net assets					Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)		($000’s)	(%)

Voya Global High Dividend Low Volatility Portfolio
Class ADV
12-31-24	11.01	0.24	•	1.09	1.33	0.27		0.39		—	0.66		—	11.68	12.38	1.17	1.10	1.10	2.09		12,252	72
12-31-23	11.01	0.27	•	0.37	0.64	0.27		0.37		—	0.64		—	11.01	6.18	1.16	1.10	1.10	2.54		10,354	70
12-31-22	12.32	0.25	•	(0.93)	(0.68)	0.24		0.39		—	0.63		—	11.01	(5.38)	1.15	1.10	1.10	2.23		11,235	68
12-31-21	10.46	0.21	•	1.89	2.10	0.24		—		—	0.24		—	12.32	20.23	1.16	1.10	1.10	1.85		13,886	71
12-31-20	10.83	0.18		(0.35)	(0.17)	0.19		—		0.01	0.20		—	10.46	(1.27)	1.16	1.10	1.10	1.86		13,684	72
Class I
12-31-24	10.99	0.30	•	1.08	1.38	0.32		0.39		—	0.71		—	11.66	12.94	0.67	0.60	0.60	2.59		124,887	72
12-31-23	10.99	0.32	•	0.37	0.69	0.32		0.37		—	0.69		—	10.99	6.74	0.66	0.60	0.60	3.04		122,202	70
12-31-22	12.30	0.30	•	(0.92)	(0.62)	0.30		0.39		—	0.69		—	10.99	(4.90)	0.65	0.60	0.60	2.73		125,985	68
12-31-21	10.44	0.27	•	1.89	2.16	0.30		—		—	0.30		—	12.30	20.87	0.66	0.60	0.60	2.35		144,785	71
12-31-20	10.82	0.23		(0.36)	(0.13)	0.24		—		0.01	0.25		—	10.44	(0.83)	0.66	0.60	0.60	2.36		129,379	72
Class S
12-31-24	11.05	0.27	•	1.09	1.36	0.29		0.39		—	0.68		—	11.73	12.68	0.92	0.85	0.85	2.34		328,504	72
12-31-23	11.05	0.30	•	0.36	0.66	0.29		0.37		—	0.66		—	11.05	6.43	0.91	0.85	0.85	2.78		351,456	70
12-31-22	12.36	0.28	•	(0.93)	(0.65)	0.27		0.39		—	0.66		—	11.05	(5.11)	0.90	0.85	0.85	2.48		392,545	68
12-31-21	10.49	0.24	•	1.90	2.14	0.27		—		—	0.27		—	12.36	20.56	0.91	0.85	0.85	2.10		474,598	71
12-31-20	10.87	0.21		(0.37)	(0.16)	0.21		—		0.01	0.22		—	10.49	(1.09)	0.91	0.85	0.85	2.11		465,405	72
Class S2
12-31-24	10.89	0.25	•	1.08	1.33	0.28		0.39		—	0.67		—	11.55	12.50	1.07	1.00	1.00	2.20		146	72
12-31-23	10.89	0.28	•	0.37	0.65	0.28		0.37		—	0.65		—	10.89	6.37	1.06	1.00	1.00	2.64		229	70
12-31-22	12.20	0.26	•	(0.93)	(0.67)	0.25		0.39		—	0.64		—	10.89	(5.33)	1.05	1.00	1.00	2.34		223	68
12-31-21	10.35	0.22	•	1.88	2.10	0.25		—		—	0.25		—	12.20	20.46	1.06	1.00	1.00	1.92		265	71
12-31-20	10.73	0.19		(0.36)	(0.17)	0.20		—		0.01	0.21		—	10.35	(1.25)	1.06	1.00	1.00	1.95		354	72
Voya Government Money Market Portfolio
Class I
12-31-24	1.00	0.05	•	—	0.05	0.05		0.00	*	—	0.05		—	1.00	4.91	0.45	0.40	0.40	4.79		824,631	—
12-31-23	1.00	0.05	•	—	0.05	0.05		—		—	0.05		—	1.00	4.77	0.48	0.43	0.43	4.72		789,249	—
12-31-22	1.00	0.01	•	0.00 *	0.01	0.01		—		—	0.01		—	1.00	1.39	0.50	0.35	0.35	1.43		523,130	—
12-31-21	1.00	—	•	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.09	0.50	0.05	0.05	0.00	*	485,800	—
12-31-20	1.00	0.00	*	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.29	0.51	0.17	0.17	0.20		569,945	—
Voya Growth and Income Portfolio
Class ADV
12-31-24	18.60	0.09	•	4.29	4.38	0.10		3.03		—	3.13		—	19.85	23.32	1.16	1.12	1.12	0.41		91,161	95
12-31-23	16.21	0.12	•	4.22	4.34	0.13		1.82		—	1.95		—	18.60	26.78	1.19	1.12	1.12	0.64		83,897	75
12-31-22	22.50	0.13	•	(3.55)	(3.42)	0.14		2.73		—	2.87		—	16.21	(15.08)	1.18	1.11	1.11	0.64		73,784	56
12-31-21	29.29	0.13	•	8.14	8.27	0.19		14.87		—	15.06		—	22.50	28.41	1.16	1.06	1.06	0.39		97,015	65
12-31-20	27.93	0.26		4.22	4.48	0.26		2.86		—	3.12		—	29.29	16.74	1.17	1.07	1.07	0.90		903,118	92
Class I
12-31-24	19.45	0.19	•	4.49	4.68	0.20		3.03		—	3.23		—	20.90	23.85	0.66	0.67	0.67	0.86		2,293,616	95
12-31-23	16.88	0.21	•	4.41	4.62	0.23		1.82		—	2.05		—	19.45	27.39	0.69	0.67	0.67	1.09		1,890,606	75
12-31-22	23.30	0.22	•	(3.68)	(3.46)	0.23		2.73		—	2.96		—	16.88	(14.71)	0.68	0.66	0.66	1.09		1,644,921	56
12-31-21	29.90	0.29	•	8.33	8.62	0.35		14.87		—	15.22		—	23.30	29.00	0.66	0.61	0.61	0.85		2,137,930	65
12-31-20	28.44	0.39		4.32	4.71	0.39		2.86		—	3.25		—	29.90	17.26	0.67	0.62	0.62	1.35		1,845,796	92
Class S
12-31-24	18.63	0.13	•	4.30	4.43	0.14		3.03		—	3.17		—	19.89	23.56	0.91	0.92	0.92	0.61		32,627	95
12-31-23	16.23	0.15	•	4.24	4.39	0.17		1.82		—	1.99		—	18.63	27.06	0.94	0.92	0.92	0.84		29,695	75

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Growth and Income Portfolio (continued)
Class S (continued)
12-31-22	22.54	0.17	•	(3.57)	(3.40)	0.18	2.73		—	2.91	—	16.23	(14.96)	0.93	0.91	0.91	0.84	32,229	56
12-31-21	29.32	0.20	•	8.16	8.36	0.27	14.87		—	15.14	—	22.54	28.72	0.91	0.86	0.86	0.59	42,612	65
12-31-20	27.96	0.32		4.22	4.54	0.32	2.86		—	3.18	—	29.32	16.93	0.92	0.87	0.87	1.10	482,532	92
Class S2
12-31-24	17.98	0.09	•	4.15	4.24	0.12	3.03		—	3.15	—	19.07	23.36	1.06	1.07	1.07	0.46	704	95
12-31-23	15.74	0.12	•	4.11	4.23	0.17	1.82		—	1.99	—	17.98	26.90	1.09	1.07	1.07	0.69	549	75
12-31-22	21.97	0.13	•	(3.47)	(3.34)	0.16	2.73		—	2.89	—	15.74	(15.08)	1.08	1.06	1.06	0.69	413	56
12-31-21	28.88	0.15	•	8.03	8.18	0.22	14.87		—	15.09	—	21.97	28.52	1.06	1.01	1.01	0.46	488	65
12-31-20	27.59	0.25	•	4.19	4.44	0.29	2.86		—	3.15	—	28.88	16.81	1.07	1.02	1.02	0.95	367	92
Voya Intermediate Bond Portfolio
Class ADV
12-31-24	10.82	0.43	•	(0.19)	0.24	0.44	—		—	0.44	—	10.62	2.28	1.10	1.03	1.03	4.00	180,921	240
12-31-23	10.51	0.39	•	0.31	0.70	0.39	—		—	0.39	—	10.82	6.78	1.09	1.03	1.03	3.71	193,771	278
12-31-22	12.68	0.28	•	(2.16)	(1.88)	0.29	—		—	0.29	—	10.51	(14.90)	1.08	1.03	1.03	2.51	203,733	246
12-31-21	13.19	0.26	•	(0.44)	(0.18)	0.25	0.00	*	0.08	0.33	—	12.68	(1.42)	1.07	1.03	1.03	2.01	284,547	139
12-31-20	12.94	0.32		0.61	0.93	0.38	0.30		—	0.68	—	13.19	7.32	1.08	1.03	1.03	2.40	312,654	99
Class I
12-31-24	10.94	0.49	•	(0.19)	0.30	0.50	—		—	0.50	—	10.74	2.82	0.60	0.53	0.53	4.50	658,204	240
12-31-23	10.63	0.45	•	0.30	0.75	0.44	—		—	0.44	—	10.94	7.28	0.59	0.53	0.53	4.21	712,402	278
12-31-22	12.82	0.34	•	(2.18)	(1.84)	0.35	—		—	0.35	—	10.63	(14.44)	0.58	0.53	0.53	3.02	727,981	246
12-31-21	13.33	0.33	•	(0.45)	(0.12)	0.31	0.00	*	0.08	0.39	—	12.82	(0.88)	0.57	0.53	0.53	2.51	976,144	139
12-31-20	13.08	0.39		0.61	1.00	0.45	0.30		—	0.75	—	13.33	7.81	0.58	0.53	0.53	2.89	1,108,593	99
Class S
12-31-24	10.87	0.46	•	(0.19)	0.27	0.47	—		—	0.47	—	10.67	2.55	0.85	0.78	0.78	4.28	60,945	240
12-31-23	10.56	0.42	•	0.30	0.72	0.41	—		—	0.41	—	10.87	7.03	0.84	0.78	0.78	3.96	1,401,595	278
12-31-22	12.74	0.31	•	(2.17)	(1.86)	0.32	—		—	0.32	—	10.56	(14.68)	0.83	0.78	0.78	2.77	1,481,569	246
12-31-21	13.24	0.29	•	(0.43)	(0.14)	0.28	0.00	*	0.08	0.36	—	12.74	(1.07)	0.82	0.78	0.78	2.26	1,956,289	139
12-31-20	12.99	0.35		0.62	0.97	0.42	0.30		—	0.72	—	13.24	7.57	0.83	0.78	0.78	2.65	2,139,406	99
Class S2
12-31-24	10.82	0.44	•	(0.19)	0.25	0.45	—		—	0.45	—	10.62	2.38	1.00	0.93	0.93	4.10	8,187	240
12-31-23	10.51	0.40	•	0.31	0.71	0.40	—		—	0.40	—	10.82	6.89	0.99	0.93	0.93	3.81	8,030	278
12-31-22	12.69	0.29	•	(2.17)	(1.88)	0.30	—		—	0.30	—	10.51	(14.88)	0.98	0.93	0.93	2.56	7,618	246
12-31-21	13.19	0.27	•	(0.43)	(0.16)	0.26	0.00	*	0.08	0.34	—	12.69	(1.24)	0.97	0.93	0.93	2.11	15,571	139
12-31-20	12.94	0.33		0.62	0.95	0.40	0.30		—	0.70	—	13.19	7.42	0.98	0.93	0.93	2.50	21,316	99
Voya Small Company Portfolio
Class ADV
12-31-24	13.56	0.07	•	1.23	1.30	0.08	0.45		—	0.53	—	14.33	10.00	1.42	1.36	1.36	0.51	8,698	183
12-31-23	11.56	0.04	•	1.97	2.01	0.01	—		—	0.01	—	13.56	17.37	1.45	1.36	1.36	0.36	8,712	193
12-31-22	19.74	(0.01	)•	(3.40)	(3.41)	—	4.77		—	4.77	—	11.56	(17.04)	1.46	1.38	1.38	(0.05)	7,493	209
12-31-21	17.36	(0.10	)•	2.56	2.46	—	0.08		—	0.08	—	19.74	14.19	1.49	1.40	1.40	(0.52)	8,826	129
12-31-20	15.91	(0.04)		1.77	1.73	0.01	0.27		—	0.28	—	17.36	11.73	1.52	1.40	1.40	(0.31)	6,851	134
Class I
12-31-24	15.09	0.15	•	1.38	1.53	0.14	0.45		—	0.59	—	16.03	10.56	0.92	0.86	0.86	1.01	215,963	183
12-31-23	12.85	0.11	•	2.19	2.30	0.06	—		—	0.06	—	15.09	18.00	0.95	0.86	0.86	0.84	225,540	193
12-31-22	21.22	0.06	•	(3.66)	(3.60)	—	4.77		—	4.77	—	12.85	(16.68)	0.96	0.88	0.88	0.42	226,999	209
12-31-21	18.59	(0.01	)•	2.75	2.74	0.03	0.08		—	0.11	—	21.22	14.76	0.99	0.90	0.90	(0.03)	344,506	129
12-31-20	17.04	0.05		1.86	1.91	0.09	0.27		—	0.36	—	18.59	12.28	1.02	0.90	0.90	0.19	347,004	134

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Small Company Portfolio (continued)
Class R6
12-31-24	15.11	0.17	•	1.38	1.55	0.15	0.45	—	0.60	—	16.06	10.69	0.79	0.79	0.79	1.10	7,892	183
12-31-23	12.87	0.12	•	2.19	2.31	0.07	—	—	0.07	—	15.11	18.05	0.80	0.80	0.80	0.92	5,042	193
12-31-22	21.23	0.07	•	(3.66)	(3.59)	—	4.77	—	4.77	—	12.87	(16.62)	0.83	0.83	0.83	0.45	8,465	209
12-31-21	18.60	0.00	*•	2.74	2.74	0.03	0.08	—	0.11	—	21.23	14.77	0.87	0.87	0.87	0.00 *	14,790	129
12-31-20	17.04	0.03		1.89	1.92	0.09	0.27	—	0.36	—	18.60	12.34	0.89	0.89	0.89	0.25	11,466	134
Class S
12-31-24	14.36	0.11	•	1.31	1.42	0.10	0.45	—	0.55	—	15.23	10.34	1.17	1.11	1.11	0.76	58,884	183
12-31-23	12.23	0.08	•	2.08	2.16	0.03	—	—	0.03	—	14.36	17.68	1.20	1.11	1.11	0.60	64,320	193
12-31-22	20.51	0.03	•	(3.54)	(3.51)	—	4.77	—	4.77	—	12.23	(16.86)	1.21	1.13	1.13	0.18	59,003	209
12-31-21	17.99	(0.06	)•	2.66	2.60	—	0.08	—	0.08	—	20.51	14.47	1.24	1.15	1.15	(0.28)	80,449	129
12-31-20	16.48	0.00	*	1.83	1.83	0.05	0.27	—	0.32	—	17.99	12.04	1.27	1.15	1.15	(0.06)	80,512	134

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
*	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024

NOTE 1 — ORGANIZATION

As further detailed below, the Voya Variable Product Funds are series of Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).

Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has eighteen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global High Dividend Low Volatility Portfolio (“Global High Dividend Low Volatility”), and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Government Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Government Money Market Portfolio (“Government Money Market”). Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class R6, Class S, and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Money Market), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Government Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Money Market, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of December 31, 2024, the maximum amount of loss that Intermediate Bond would incur if the counterparties to its derivative transactions failed to perform would be $2,209,162, which represent the gross payments to be received by the Portfolio on OTC forward premium swaptions and open forward foreign currency contracts were they to be unwound as of December 31, 2024. At December 31, 2024, Intermediate Bond received $2,020,000 from certain counterparties.

Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of December 31, 2024, Intermediate Bond had a liability position of $450,485 on OTC forward premium swaptions. If a contingent feature would have been triggered as of December 31, 2024, the Portfolio could have been required to pay these amounts in cash to its counterparties. At December 31, 2024, Intermediate Bond did not pledge any cash collateral to certain counterparties for open OTC derivatives.

E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the year ended December 31, 2024, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:

	Buy	Sell
Intermediate Bond	$498,770	$5,144,788

The above Portfolios entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within each respective Portfolio of Investments for open forward foreign currency contracts at December 31, 2024.

Each Portfolio, with the exception of Government Money Market, may enter into futures contracts involving foreign

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended December 31, 2024, Intermediate Bond has purchased and sold futures contracts on various bonds and notes as part of its duration management. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the year ended December 31, 2024, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
Intermediate Bond	$342,942,865	$126,305,903

Please refer to the tables within each respective Portfolio of Investments for the above Portfolios’ open futures contracts at December 31, 2024.

F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

During the year ended December 31, 2024, Intermediate Bond had purchased foreign currency options to manage their foreign exchange exposure. Intermediate Bond had average notional values of $6,000,500 on purchased

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

foreign currency options. There were no open purchased foreign currency options at December 31, 2024.

During the year ended December 31, 2024, Intermediate Bond had purchased forward premium swaptions with an average notional value of $65,050,492 to manage its duration and yield curve exposures. Please refer to the tables within the Portfolio of Investments for open purchased forward premium swaptions at December 31, 2024.

During the year ended December 31, 2024, Intermediate Bond had written forward premium swaptions with an average notional value of $51,772,949 to generate income. Please refer to the tables within the Portfolio of Investments for open written forward premium swaptions at December 31, 2024.

During the year ended December 31, 2024, Intermediate Bond had purchased interest swaptions to manage its duration strategy. Intermediate Bond had average notional values of $74,718,360 on purchased interest swaptions. There were no open purchased interest swaptions at December 31, 2024.

During the year ended December 31, 2024, Intermediate Bond had written interest swaptions to generate income. Intermediate Bond had average notional values of $201,639,070 on written interest swaptions. There were no open written interest swaptions at December 31, 2024.

During the year ended December 31, 2024, Intermediate Bond had purchased exchange-traded options to manage its duration strategy. Intermediate Bond had average notional values of $138,232,369 on purchased exchange-traded options. There were no open purchased exchange-traded options at December 31, 2024.

During the year ended December 31, 2024, Intermediate Bond had written exchange-traded options to generate income. Intermediate Bond had average notional values of $138,232,369 on written exchange-traded options. There were no open written exchange-traded options at December 31, 2024.

G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios distribute capital gains, if any, annually. Small Company declares and pays dividends, if any, annually. Growth and Income declares and pays dividends, if any, semi-annually. Government Money Market and Intermediate Bond declare dividends daily and pay dividends, if any, monthly. Global High Dividend Low Volatility declares and pays dividends, if any, quarterly. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

H. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table within the Portfolio of Investments for Government Money Market for open repurchase agreements subject to the MRA on a net basis at December 31, 2024

K.  Securities Lending. Each Portfolio (except Government Money Market) may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L.  Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At December 31, 2024, there was no collateral pledged or received for open when-issued or delayed-delivery transactions.

N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based roll transactions, the fee is recorded as income.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Portfolio’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the year ended December 31, 2024, Intermediate Bond bought credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Intermediate Bond used CDX swaps to hedge the credit risk associated with various sectors within the credit market.

For the year ended December 31, 2024, Intermediate Bond had an average notional amount of $63,925,166, respectively, on credit default swaps to buy protection. Please refer to the tables within the Portfolio of Investments for Intermediate Bond for open credit default swaps to buy protection at December 31, 2024.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the year ended December 31, 2024, Intermediate Bond have entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. During the year ended December 31, 2024, Intermediate Bond had average notional amount of $66,416,772 on Long interest rate swaps.

For the year ended December 31, 2024, Intermediate Bond has entered into interest rate swaps in which it pays a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. During the year ended December 31, 2024, Intermediate Bond had average notional amounts of $236,420,626 on Short interest rate swaps.

Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for open interest rate swaps at December 31, 2024.

At December 31, 2024, Intermediate Bond had pledged $6,266,000 in cash collateral for open centrally cleared swaps.

Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, a Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

During the year ended December 31, 2024, Intermediate Bond had an average notional amount of $303,377 on foreign currency volatility swaps (receiver). There were no open foreign currency volatility swaps at December 31, 2024.

P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended December 31, 2024, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Global High Dividend Low Volatility	$351,436,672	$418,992,201
Growth and Income	2,155,564,532	2,202,935,806
Intermediate Bond	909,483,709	1,655,439,628
Small Company	538,534,344	577,470,587

U.S. government securities not included above were as follows:

	Purchases	Sales
Intermediate Bond	$3,358,726,352	$3,975,063,466

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee

Global High Dividend Low Volatility	0.56% on the first $500 million;
0.53% on the next $500 million;
0.51% thereafter
Government Money Market	0.35%
Growth and Income	0.600% on the first $5 billion;
0.550% on the next $5 billion;
0.525% thereafter
Intermediate Bond	0.50% on first $4 billion;
0.48% on next $3 billion;
0.46% thereafter
Small Company	0.75%

For Government Money Market, the Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with each Portfolio’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV, Class S, and Class S2 shares of the respective Portfolios are subject to a shareholder service and distribution plan or a distribution plan (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Portfolios’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.

Under the Plans for Class ADV and Class S2 shares of the respective Portfolios, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Growth and Income so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.20%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

Under the Plan for Class S shares of the respective Portfolios, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares. Government Money Market’s Class S shares were fully redeemed on close of business May 1, 2024.

The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Money Market in maintaining a yield of not less than zero through May 1, 2025. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expense) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the year ended December 31, 2024, there were no amounts waived or reimbursed to assist the Portfolio in maintaining a yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any. As of December 31, 2024, the amounts of waived or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	December 31,
	2025	2026	2027	Total
Government Money Market	$499,407	$—	$—	$499,407

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Government Money Market	10.58%
	Growth and Income	5.78
	Intermediate Bond	25.00
Voya Retirement Insurance and Annuity Company	Global High Dividend Low Volatility	23.96
	Government Money Market	86.48
	Growth and Income	75.88
	Intermediate Bond	60.19
	Small Company	70.23

The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors/ trustees, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’/ trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended December 31, 2024, the

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Global High Dividend Low Volatility	$295,375
Government Money Market	590,393
Growth and Income	1,010,431
Intermediate Bond	1,129,529
Small Company	363,234

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
Global High Dividend Low Volatility	1.34%	0.84%	N/A	1.09%	1.24%
Growth and Income	1.27%	0.67%	N/A	0.92%	1.07%
Intermediate Bond	1.03%	0.53%	N/A	0.78%	0.93%
Small Company	1.36%	0.86%	0.86%	1.11%	N/A

Pursuant to a side letter agreement through May 1, 2025, the Investment Adviser has further lowered the expense limits to the levels listed below. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.

	Class	Class	Class	Class
Portfolio	ADV	I	S	S2
Global High Dividend Low Volatility	1.10%	0.60%	0.85%	1.00%

Unless otherwise specified above and with the exception of the non-recoupable management fee waiver for Government Money Market, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of December 31, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as below:

	December 31,
	2025	2026	2027	Total
Growth and Income	$170,094	$—	$—	$170,094
Intermediate Bond	1,169,688	25,754	218,105	1,413,547

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of December 31, 2024, are as follows:

	December 31,
	2025	2026	2027	Total
Growth and Income
Class ADV	$—	$8,399	$—	$8,399
Class I	—	181,414	—	181,414
Class S	—	3,344	—	3,344
Class S2	—	41	—	41
Intermediate Bond
Class ADV	$—	$105,106	$115,505	$220,611
Class I	—	380,591	412,854	793,445
Class S	—	763,635	597,614	1,361,249
Class S2	—	4,131	5,026	9,157
Small Company
Class ADV	$5,488	$6,421	$4,826	$16,735
Class I	201,196	176,387	119,913	497,496
Class S	47,092	48,109	33,715	128,916

The Expense Limitation Agreements are contractual through May 1, 2025 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 8 — LINE OF CREDIT (continued)

generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the year ended December 31, 2024:

			Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Portfolio	Utilized	Utilized	Utilized
Global High Dividend Low Volatility	11	$2,162,091	6.31%
Growth and Income	10	9,029,500	6.32
Intermediate Bond	2	3,922,500	5.83
Small Company	4	2,215,750	6.01

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Global High Dividend Low Volatility
Class ADV
12/31/2024	232,407	—	61,970	(186,038)	—	108,339	2,642,472	—	702,630	(2,170,911)	—	1,174,191
12/31/2023	23,211	—	59,586	(163,088)	—	(80,291)	250,966	—	628,649	(1,746,727)	—	(867,112)
Class I
12/31/2024	206,073	—	685,757	(1,302,840)	—	(411,010)	2,388,367	—	7,775,423	(15,156,505)	—	(4,992,715)
12/31/2023	149,704	—	742,261	(1,236,455)	—	(344,490)	1,608,229	—	7,821,746	(13,184,511)	—	(3,754,536)
Class S
12/31/2024	331,203	—	1,782,669	(5,914,590)	—	(3,800,718)	3,775,068	—	20,314,859	(68,793,849)	—	(44,703,922)
12/31/2023	385,383	—	2,093,849	(6,213,341)	—	(3,734,109)	4,157,960	—	22,181,478	(66,750,788)	—	(40,411,350)
Class S2
12/31/2024	176	—	1,202	(9,831)	—	(8,453)	1,984	—	13,458	(116,306)	—	(100,864)
12/31/2023	1,936	—	1,282	(2,595)	—	623	20,706	—	13,371	(27,089)	—	6,988
Class T(1)
12/31/2024	2,831	—	520	(206,600)	—	(203,249)	32,865	—	6,126	(2,342,877)	—	(2,303,886)
12/31/2023	4,898	—	12,533	(59,389)	—	(41,958)	53,068	—	132,365	(649,558)	—	(464,125)
Government Money Market
Class I
12/31/2024	192,650,111	—	39,871,963	(197,231,018)	—	35,291,056	192,650,111	—	39,871,963	(197,231,018)	—	35,291,056
12/31/2023	310,885,025	—	29,043,781	(73,855,561)	—	266,073,245	310,885,025	—	29,043,781	(73,855,561)	—	266,073,245
Class S(2)
12/31/2024	—	—	—	(1,374,869)	—	(1,374,869)	—	—	—	(1,374,869)	—	(1,374,869)
12/31/2023	1,327,506	—	3,394	(3,388)	—	1,327,512	1,327,506	—	3,394	(3,388)	—	1,327,512
Growth and Income
Class ADV
12/31/2024	121,095	—	625,208	(663,588)	—	82,715	2,445,633	—	12,702,776	(13,983,639)	—	1,164,770
12/31/2023	109,448	—	429,922	(581,411)	—	(42,041)	2,001,286	—	7,985,344	(10,681,412)	—	(694,782)
Class I
12/31/2024	12,976,830	—	14,619,310	(15,063,445)	—	12,532,695	278,871,315	—	312,560,858	(329,330,078)	—	262,102,095
12/31/2023	588,250	—	9,287,892	(10,114,956)	—	(238,814)	10,935,237	—	180,405,071	(192,525,142)	—	(1,184,834)
Class S
12/31/2024	266,549	—	222,385	(442,346)	—	46,588	5,686,342	—	4,527,241	(9,285,341)	—	928,242
12/31/2023	123,432	—	153,993	(669,270)	—	(391,845)	2,282,418	—	2,864,812	(11,970,702)	—	(6,823,472)
Class S2
12/31/2024	1,402	—	5,121	(149)	—	6,374	27,833	—	99,988	(2,992)	—	124,829
12/31/2023	1,262	—	3,045	(6)	—	4,301	22,087	—	54,676	(99)	—	76,664
Intermediate Bond
Class ADV
12/31/2024	540,054	—	720,148	(2,132,849)	—	(872,647)	5,799,273	—	7,732,052	(22,881,389)	—	(9,350,064)

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Intermediate Bond (continued)
Class ADV
12/31/2023	567,308	—	675,456	(2,715,922)	—	(1,473,158)	6,026,011	—	7,128,793	(28,589,924)	—	(15,435,120)
Class I
12/31/2024	3,866,247	—	2,853,655	(10,537,400)	—	(3,817,498)	42,032,984	—	30,973,661	(114,261,510)	—	(41,254,865)
12/31/2023	2,955,057	—	2,746,632	(9,078,842)	—	(3,377,153)	31,617,109	—	29,310,205	(96,576,712)	—	(35,649,398)
Class S
12/31/2024	7,643,461	—	3,806,311	(134,729,103)	—	(123,279,331)	82,066,385	—	40,889,923	(1,495,177,628)	—	(1,372,221,320)
12/31/2023	1,526,428	—	5,219,172	(18,107,325)	—	(11,361,725)	16,252,928	—	55,309,491	(192,003,084)	—	(120,440,665)
Class S2
12/31/2024	183,902	—	31,375	(186,564)	—	28,713	1,985,024	—	336,876	(2,009,845)	—	312,055
12/31/2023	157,769	—	27,298	(167,626)	—	17,441	1,678,892	—	288,062	(1,780,483)	—	186,471
Small Company
Class ADV
12/31/2024	47,530	—	26,561	(109,939)	—	(35,848)	633,203	—	345,295	(1,506,032)	—	(527,534)
12/31/2023	82,520	—	417	(88,639)	—	(5,702)	1,009,532	—	4,770	(1,063,546)	—	(49,244)
Class I
12/31/2024	172,044	—	573,119	(2,226,596)	—	(1,481,433)	2,648,079	—	8,310,232	(34,274,526)	—	(23,316,215)
12/31/2023	232,364	—	79,598	(3,026,063)	—	(2,714,101)	3,214,902	—	1,010,099	(41,457,697)	—	(37,232,696)
Class R6
12/31/2024	276,765	—	21,518	(140,658)	—	157,625	4,085,673	—	312,443	(2,219,178)	—	2,178,938
12/31/2023	268,162	—	1,934	(594,078)	—	(323,982)	3,644,555	—	24,562	(7,892,034)	—	(4,222,917)
Class S
12/31/2024	194,821	—	170,617	(978,278)	—	(612,840)	2,805,764	—	2,352,815	(14,121,899)	—	(8,963,320)
12/31/2023	338,125	—	10,535	(693,474)	—	(344,814)	4,453,536	—	127,469	(8,957,999)	—	(4,376,994)

(1)	Class T was fully redeemed on close of business May 1, 2024.
(2)	Class S was fully redeemed on close of business May 1, 2024.

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Government Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 10 — SECURITIES LENDING (continued)

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of December 31, 2024:

Global High Dividend Low Volatility
	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Citigroup Global Markets Limited	$1,278,413	$(1,278,413)	$—
JP Morgan Securities Plc.	401,171	(401,171)	—
Morgan Stanley & Co. LLC	1,434	(1,434)	—
UBS AG	76,668	(76,668)	—
Total	$1,757,686	$(1,757,686)	$—

(1)	Cash collateral with a fair value of $1,868,354 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Barclays Bank PLC	$1,525,504	$(1,525,504)	$—
Barclays Capital Inc.	319,250	(319,250)	—
BNP Paribas	1,591,209	(1,591,209)	—
BNP Paribas Prime Brokerage Intl Ltd	3,311,615	(3,311,615)	—
BNP Paribas Securities Corp.	86,398	(86,398)	—
BofA Securities Inc	143,359	(143,359)	—
Canadian Imperial Bank of Commerce	811,315	(811,315)	—
Citigroup Global Markets Inc.	409,531	(409,531)	—
Deutsche Bank Securities Inc.	35,914	(35,914)	—
Goldman, Sachs & Co. LLC	299,394	(299,394)	—
HSBC Securities (USA) Inc.	422,916	(422,916)	—
J.P. Morgan Securities
LLC	1,770,258	(1,770,258)	—
Jefferies LLC	178,183	(178,183)	—

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Mizuho Securities USA LLC.	$974,519	$(974,519)	$—
National Bank Financial Inc	2,204,813	(2,204,813)	—
TD Securities Inc	542,651	(542,651)	—
Truist Securities INC	133,503	(133,503)	—
Total	$14,760,332	$(14,760,332)	$—

(1)	Cash collateral with a fair value of $15,193,555 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount

BNP Paribas Prime Brokerage Intl Ltd	$279,770	$(279,770)	$—
BNP Paribas Securities Corp.	518,850	(518,850)	—
BofA Securities Inc	60,109	(60,109)	—
Citadel Clearing LLC	140,913	(140,913)	—
Goldman, Sachs & Co. LLC	140,635	(140,635)	—
HSBC Bank PLC	136,584	(136,584)	—
J.P. Morgan Securities LLC	550,527	(550,527)	—
Jefferies LLC	862,353	(862,353)	—
Morgan Stanley & Co. LLC	907,340	(907,340)	—
National Financial Services LLC	346,350	(346,350)	—
Natixis Securities America LLC	1,586,503	(1,586,503)	—
State Street Bank and Trust Company	352,167	(352,167)	—
TD Prime Services LLC	94,093	(94,093)	—
UBS AG	1,581,413	(1,581,413)	—
Wells Fargo Securities LLC	156	(156)	—
Total	$7,557,763	$(7,557,763)	$—

(1)	Cash collateral with a fair value of $7,811,773 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, straddle loss deferrals, swaps and wash sale deferrals.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
Global High Dividend Low Volatility	$15,234,189	$13,578,307	$13,652,061	$17,125,548
Government Money Market	39,872,512	—	29,047,186	—
Growth and Income	44,698,285	285,396,830	81,111,926	110,458,275
Intermediate Bond	81,348,892	—	92,040,500	—
Small Company	11,320,785	—	1,166,900	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2024 were:

	Undistributed	Undistributed	Unrealized			Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards		Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
Global High Dividend Low Volatility	$6,530,171	$23,413,348	$45,009,586	$—	—	$74,953,105
Government Money Market	7,832	—	—	—	—	7,832
Growth and Income	30,404,399	5,322,088	526,203,762	—	—	561,930,249
Intermediate Bond	5,726,253	—	(52,751,394)	(52,163,390)	Short term	(427,424,969)
				(328,236,438)	Long term

				$(380,399,828)
Small Company	35,823,092	—	(7,680,863)	—	—	28,142,229

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of December 31, 2024, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to December 31, 2024, the following Portfolios paid dividends and distributions of:

	Type	Per Share Amount	Payable Date	Record Date
Government Money Market
Class I	NII	$0.0034	February 3, 2025	Daily
Class I	STCG	$0.0000*	February 3, 2025	January 30, 2025
Intermediate Bond
Class ADV	NII	$0.0381	February 3, 2025	Daily
Class I	NII	$0.0431	February 3, 2025	Daily
Class S	NII	$0.0405	February 3, 2025	Daily
Class S2	NII	$0.0390	February 3, 2025	Daily

NII – Net investment income
STCG – Short-term capital gain
* Amount rounds to $0.0000.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

PORTFOLIO OF INVESTMENTS as of December 31, 2024
Voya Global High Dividend Low Volatility Portfolio

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.5%
	Australia: 1.3%
2,746	Cochlear Ltd.	$491,749	0.1
50,559	Computershare Ltd.	1,062,067	0.2
403,262	Medibank Pvt Ltd.	945,204	0.2
73,258	QBE Insurance Group Ltd.	870,002	0.2
233,747	Scentre Group	494,807	0.1
911,996	Telstra Group Ltd.	2,260,201	0.5
		6,124,030	1.3
	Bermuda: 0.6%
33,293	Axis Capital Holdings Ltd.	2,950,426	0.6

	Canada: 4.1%
15,555	Canadian Imperial Bank of Commerce	983,976	0.2
8,287	Canadian Tire Corp. Ltd. - Class A	871,794	0.2
81,595	Cenovus Energy, Inc.	1,236,882	0.3
29,893	iA Financial Corp., Inc.	2,772,503	0.6
89,282	Keyera Corp.	2,730,416	0.6
62,628	Pembina Pipeline Corp.	2,313,940	0.5
71,363	Suncor Energy, Inc.	2,547,313	0.5
13,975	Thomson Reuters Corp.	2,244,050	0.5
28,421	TMX Group Ltd.	875,496	0.2
13,978	Waste Connections, Inc.	2,398,345	0.5
		18,974,715	4.1
	Denmark: 0.7%
99,451	Danske Bank A/S	2,819,702	0.6
2,678	Pandora A/S	489,955	0.1
		3,309,657	0.7
	France: 2.0%
8,761	BNP Paribas SA	537,898	0.1
36,972	Carrefour SA	526,216	0.1
25,443	Cie Generale des Etablissements Michelin SCA	837,215	0.2
22,103	Danone SA	1,493,717	0.3
11,859	Eiffage SA	1,039,933	0.2
55,799	Getlink SE	889,755	0.2
4,754	Ipsen SA	544,908	0.1
214,296	Orange SA	2,138,210	0.5
11,146	Sanofi	1,083,512	0.3
		9,091,364	2.0
	Germany: 1.7%
3,615	Deutsche Boerse AG	832,739	0.2
117,415	Deutsche Telekom AG, Reg	3,518,120	0.7
38,136 (1)	Fresenius SE & Co. KGaA	1,323,739	0.3
11,928 (2)	Scout24 SE	1,052,515	0.2
11,521	Symrise AG	1,228,976	0.3
		7,956,089	1.7
	Hong Kong: 1.1%
653,000	BOC Hong Kong Holdings Ltd.	2,085,118	0.5
87,000	CK Hutchison Holdings Ltd.	462,531	0.1
15,300	Jardine Matheson Holdings Ltd.	625,158	0.1
163,500	Power Assets Holdings Ltd.	1,138,675	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
76,500	Swire Pacific Ltd. - Class A	$691,835	0.2
		5,003,317	1.1
	Ireland: 0.8%
48,498	Medtronic PLC	3,874,020	0.8

	Israel: 0.3%
88,610	Bank Leumi Le-Israel BM	1,054,222	0.2
57,450	Playtika Holding Corp.	398,703	0.1
		1,452,925	0.3
	Italy: 1.6%
769,507	Intesa Sanpaolo SpA	3,086,355	0.7
91,628 (2)	Poste Italiane SpA	1,295,903	0.3
76,927	UniCredit SpA	3,080,803	0.6
		7,463,061	1.6
	Japan: 4.5%
130,300	Central Japan Railway Co.	2,445,153	0.5
92,800	Chubu Electric Power Co., Inc.	973,569	0.2
13,300	Daito Trust Construction Co. Ltd.	1,486,868	0.3
54,400	Daiwa House Industry Co. Ltd.	1,670,144	0.4
37,700	Japan Airlines Co. Ltd.	594,319	0.1
48,600	Japan Post Holdings Co. Ltd.	457,703	0.1
17,000 (3)	Japan Tobacco, Inc.	436,098	0.1
32,700	KDDI Corp.	1,041,515	0.2
37,500 (3)	Kirin Holdings Co. Ltd.	486,905	0.1
40,800	Nitto Denko Corp.	682,128	0.2
49,300	Ono Pharmaceutical Co. Ltd.	513,286	0.1
51,600	Secom Co. Ltd.	1,752,330	0.4
93,700	Sekisui Chemical Co. Ltd.	1,604,353	0.4
38,000	Shionogi & Co. Ltd.	532,956	0.1
22,800	Sumitomo Corp.	493,419	0.1
109,400	Takeda Pharmaceutical Co. Ltd.	2,896,072	0.6
28,600 (1)(3)	Trend Micro, Inc./Japan	1,541,914	0.3
478,300	Z Holdings Corp.	1,264,669	0.3
		20,873,401	4.5
	Netherlands: 1.2%
29,825 (2)	ABN AMRO Bank NV	460,247	0.1
555,485	Koninklijke KPN NV	2,025,545	0.4
56,857	NN Group NV	2,479,455	0.5
3,945	Wolters Kluwer NV	655,440	0.2
		5,620,687	1.2
	Norway: 0.8%
94,952	DNB Bank ASA	1,895,663	0.4
6,141	Kongsberg Gruppen ASA	690,904	0.2
96,781	Telenor ASA	1,079,801	0.2
		3,666,368	0.8
	Singapore: 0.8%
69,100	DBS Group Holdings Ltd.	2,214,342	0.5
51,600	Singapore Exchange Ltd.	480,995	0.1
337,400	Singapore Technologies Engineering Ltd.	1,151,261	0.2
		3,846,598	0.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)
Voya Global High Dividend Low Volatility Portfolio

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Spain: 1.5%
31,960	ACS Actividades de Construccion y Servicios SA	$1,601,596	0.3
6,804 (2)	Aena SME SA	1,388,683	0.3
44,972	Industria de Diseno Textil SA	2,303,646	0.5
134,946	Repsol SA	1,642,019	0.4
		6,935,944	1.5
	Sweden: 0.5%
43,705	Essity AB - Class B	1,168,090	0.3
57,565	Swedbank AB - Class A	1,136,676	0.2
		2,304,766	0.5
	Switzerland: 2.6%
14,489	Alcon, Inc.	1,228,487	0.3
369	Givaudan SA, Reg	1,613,041	0.3
13,273	Holcim AG	1,277,990	0.3
38,960	Novartis AG, Reg	3,793,040	0.8
4,809	Swiss Re AG	696,510	0.1
6,114	Zurich Insurance Group AG	3,636,397	0.8
		12,245,465	2.6
	United Kingdom: 3.1%
183,463 (2)	Auto Trader Group PLC	1,815,331	0.4
169,685	BAE Systems PLC	2,434,167	0.5
92,493	British American Tobacco PLC	3,337,568	0.7
255,609	NatWest Group PLC	1,280,915	0.3
113,761	Pearson PLC	1,824,196	0.4
80,096	Sage Group PLC	1,272,597	0.3
53,744	Smiths Group PLC	1,152,296	0.2
31,422	Whitbread PLC	1,156,637	0.3
		14,273,707	3.1
	United States: 68.3%
38,166	AbbVie, Inc.	6,782,098	1.5
5,929	Acuity Brands, Inc.	1,732,039	0.4
110,964	ADT, Inc.	766,761	0.2
16,283	AECOM	1,739,350	0.4
9,652	Allison Transmission Holdings, Inc.	1,042,995	0.2
9,976	Allstate Corp.	1,923,273	0.4
7,789	Alphabet, Inc. - Class A	1,474,458	0.3
65,997	Altria Group, Inc.	3,450,983	0.7
29,586	Amdocs Ltd.	2,518,952	0.5
6,242	American Financial Group, Inc.	854,717	0.2
53,569	American Homes 4 Rent - Class A	2,004,552	0.4
1,321	Ameriprise Financial, Inc.	703,340	0.2
13,356	AmerisourceBergen Corp.	3,000,826	0.6
13,696	AMETEK, Inc.	2,468,841	0.5
6,937	Aon PLC - Class A	2,491,493	0.5
15,067	AptarGroup, Inc.	2,367,026	0.5
12,869	Assurant, Inc.	2,743,928	0.6
216,749	AT&T, Inc.	4,935,375	1.1
15,291	Automatic Data Processing, Inc.	4,476,134	1.0
47,824	Baker Hughes Co.	1,961,740	0.4
25,948	Bank of New York Mellon Corp.	1,993,585	0.4

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
21,891	Black Hills Corp.	$1,281,061	0.3
71,992	Bristol-Myers Squibb Co.	4,071,868	0.9
86,581	Brixmor Property Group, Inc.	2,410,415	0.5
12,979	Broadridge Financial Solutions, Inc.	2,934,422	0.6
20,633	Brown & Brown, Inc.	2,104,979	0.5
3,926	Capital One Financial Corp.	700,084	0.2
25,577	Cardinal Health, Inc.	3,024,992	0.6
15,330	Cboe Global Markets, Inc.	2,995,482	0.6
4,732	Chevron Corp.	685,383	0.1
11,678	Church & Dwight Co., Inc.	1,222,803	0.3
11,969	Cigna Group	3,305,120	0.7
13,936	Cintas Corp.	2,546,107	0.5
98,582	Cisco Systems, Inc.	5,836,054	1.3
36,565	Citigroup, Inc.	2,573,810	0.6
16,949	CME Group, Inc.	3,936,066	0.8
8,595	Coca-Cola Co.	535,125	0.1
38,599	Colgate-Palmolive Co.	3,509,035	0.8
37,908	Commerce Bancshares, Inc.	2,362,047	0.5
33,954	ConocoPhillips	3,367,218	0.7
15,609	COPT Defense Properties	483,099	0.1
120,444	Coterra Energy, Inc.	3,076,140	0.7
17,116	CSX Corp.	552,333	0.1
10,286	CVS Health Corp.	461,739	0.1
10,332	Delta Air Lines, Inc.	625,086	0.1
2,631	Digital Realty Trust, Inc.	466,555	0.1
45,560	Dow, Inc.	1,828,323	0.4
29,070	DT Midstream, Inc.	2,890,430	0.6
38,810	Edison International	3,098,590	0.7
9,742	Elevance Health, Inc.	3,593,824	0.8
40,648	Entergy Corp.	3,081,931	0.7
35,910	Equitable Holdings, Inc.	1,693,875	0.4
37,525	Equity Residential	2,692,794	0.6
47,449	Essent Group Ltd.	2,583,124	0.6
4,793	Essex Property Trust, Inc.	1,368,114	0.3
49,520	Evergy, Inc.	3,047,956	0.7
71,779	Exelon Corp.	2,701,762	0.6
13,005	First Industrial Realty Trust, Inc.	651,941	0.1
20,210	Fortive Corp.	1,515,750	0.3
10,770	Fox Corp. - Class A	523,207	0.1
55,722	Gaming and Leisure Properties, Inc.	2,683,572	0.6
47,085	General Mills, Inc.	3,002,610	0.6
58,078	Genpact Ltd.	2,494,450	0.5
45,717	Gilead Sciences, Inc.	4,222,879	0.9
46,478	H&R Block, Inc.	2,455,898	0.5
9,587	Hancock Whitney Corp.	524,601	0.1
5,411	Hanover Insurance Group, Inc.	836,865	0.2
28,596	Hartford Financial Services Group, Inc.	3,128,402	0.7
24,462	Hewlett Packard Enterprise Co.	522,264	0.1
5,308	Hilton Worldwide Holdings, Inc.	1,311,925	0.3
1,681	Humana, Inc.	426,487	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)
Voya Global High Dividend Low Volatility Portfolio

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
18,521	Ingredion, Inc.	$2,547,749	0.5
17,690	International Bancshares Corp.	1,117,300	0.2
15,512	Jack Henry & Associates, Inc.	2,719,254	0.6
50,228	Johnson & Johnson	7,263,973	1.6
24,176	Kimberly-Clark Corp.	3,168,023	0.7
123,354	Kinder Morgan, Inc.	3,379,900	0.7
57,975	Kraft Heinz Co.	1,780,412	0.4
3,703	Lamar Advertising Co. - Class A	450,803	0.1
2,573	Lancaster Colony Corp.	445,489	0.1
9,955	Leidos Holdings, Inc.	1,434,117	0.3
7,309	Lockheed Martin Corp.	3,551,735	0.8
36,226	Loews Corp.	3,067,980	0.7
18,639	Marsh & McLennan Cos., Inc.	3,959,110	0.8
6,167	McKesson Corp.	3,514,635	0.8
47,551	Merck & Co., Inc.	4,730,373	1.0
33,322	MetLife, Inc.	2,728,405	0.6
103,211	MGIC Investment Corp.	2,447,133	0.5
5,437	Motorola Solutions, Inc.	2,513,145	0.5
31,958	National Fuel Gas Co.	1,939,211	0.4
60,962	National Retail Properties, Inc.	2,490,298	0.5
22,862	NetApp, Inc.	2,653,821	0.6
25,801	New Jersey Resources Corp.	1,203,617	0.3
1,838	NewMarket Corp.	971,107	0.2
77,235	NiSource, Inc.	2,839,159	0.6
23,938	NorthWestern Corp.	1,279,725	0.3
3,411	NVIDIA Corp.	458,063	0.1
63,018	OGE Energy Corp.	2,599,492	0.6
15,774	Old Republic International Corp.	570,861	0.1
10,954	ONE Gas, Inc.	758,564	0.2
8,662	OneMain Holdings, Inc.	451,550	0.1
32,733	ONEOK, Inc.	3,286,393	0.7
33,867	PepsiCo, Inc.	5,149,816	1.1
27,969	PG&E Corp.	564,414	0.1
7,366	Philip Morris International, Inc.	886,498	0.2
24,704	Phillips 66	2,814,527	0.6
47,283	Procter & Gamble Co.	7,926,995	1.7
11,185	Progressive Corp.	2,680,038	0.6
9,519	Prosperity Bancshares, Inc.	717,257	0.2
26,636	Prudential Financial, Inc.	3,157,165	0.7
3,831	Ralph Lauren Corp.	884,884	0.2
40,471	Raytheon Technologies Corp.	4,683,304	1.0
32,314	Regency Centers Corp.	2,388,974	0.5
13,235	Reinsurance Group of America, Inc.	2,827,393	0.6
13,815	Republic Services, Inc.	2,779,302	0.6
52,348	Rollins, Inc.	2,426,330	0.5
23,509	RPM International, Inc.	2,893,018	0.6
9,694	Ryan Specialty Holdings, Inc.	621,967	0.1
1,258	Sherwin-Williams Co.	427,632	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
6,582	Skyworks Solutions, Inc.	$583,692	0.1
34,641	SLM Corp.	955,399	0.2
9,239	Snap-on, Inc.	3,136,456	0.7
42,542	Sonoco Products Co.	2,078,177	0.4
39,273	SS&C Technologies Holdings, Inc.	2,976,108	0.6
37,157	Synchrony Financial	2,415,205	0.5
20,491	Tapestry, Inc.	1,338,677	0.3
15,442	Texas Roadhouse, Inc.	2,786,200	0.6
3,883	TJX Cos., Inc.	469,105	0.1
6,878	Tradeweb Markets, Inc. - Class A	900,468	0.2
5,390	Travelers Cos., Inc.	1,298,397	0.3
964	UnitedHealth Group, Inc.	487,649	0.1
35,161	Unum Group	2,567,808	0.6
125,424	Verizon Communications, Inc.	5,015,706	1.1
8,668	Visa, Inc. - Class A	2,739,435	0.6
3,432	Watts Water Technologies, Inc. - Class A	697,726	0.1
80,704	Wells Fargo & Co.	5,668,649	1.2
145,350	Wendy's Co.	2,369,205	0.5
64,245	Williams Cos., Inc.	3,476,939	0.7
8,271	Xcel Energy, Inc.	558,458	0.1
		318,051,433	68.3
	Total Common Stock (Cost $407,635,705)	454,017,973	97.5

EXCHANGE-TRADED FUNDS: 1.4%
37,091	iShares MSCI EAFE Value ETF	1,946,165	0.4
25,497	iShares Russell 1000 Value ETF	4,720,260	1.0
		6,666,425	1.4
	Total Exchange-Traded Funds (Cost $6,767,186)	6,666,425	1.4

PREFERRED STOCK: 0.6%
	Germany: 0.6%
25,168	Henkel AG & Co. KGaA	2,208,154	0.5
21,262	Porsche Automobil Holding SE	801,164	0.1
		3,009,318	0.6
	Total Preferred Stock (Cost $3,254,871)	3,009,318	0.6
	Total Long-Term Investments (Cost $417,657,762)	463,693,716	99.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)
Voya Global High Dividend Low Volatility Portfolio

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 0.5%
	Repurchase Agreements: 0.4%
868,354 (4)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $868,567, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $885,721, due 03/27/25-01/01/55)	$868,354	0.2
1,000,000 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $1,000,260, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $1,017,328, due 01/15/26-02/15/53)	1,000,000	0.2
	Total Repurchase Agreements (Cost $1,868,354)	1,868,354	0.4

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.1%
400,000 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $400,000)	$400,000	0.1
	Total Short-Term Investments (Cost $2,268,354)	2,268,354	0.5
	Total Investments in Securities (Cost $419,926,116)	$465,962,070	100.0
	Liabilities in Excess of Other Assets	(173,081)	0.0
	Net Assets	$465,788,989	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of December 31, 2024.

Percentage
Sector Diversification	of Net Assets
Financials	23.9%
Industrials	13.7
Health Care	13.2
Consumer Staples	9.3
Energy	7.6
Communication Services	6.1
Utilities	5.8
Information Technology	5.7
Real Estate	4.8
Consumer Discretionary	4.7
Materials	3.3
Exchange-Traded Funds	1.4
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	0.0
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)
Voya Global High Dividend Low Volatility Portfolio

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$6,124,030	$—	$6,124,030
Bermuda	2,950,426	—	—	2,950,426
Canada	18,974,715	—	—	18,974,715
Denmark	—	3,309,657	—	3,309,657
France	—	9,091,364	—	9,091,364
Germany	—	7,956,089	—	7,956,089
Hong Kong	625,158	4,378,159	—	5,003,317
Ireland	3,874,020	—	—	3,874,020
Israel	398,703	1,054,222	—	1,452,925
Italy	—	7,463,061	—	7,463,061
Japan	—	20,873,401	—	20,873,401
Netherlands	—	5,620,687	—	5,620,687
Norway	—	3,666,368	—	3,666,368
Singapore	—	3,846,598	—	3,846,598
Spain	—	6,935,944	—	6,935,944
Sweden	1,168,090	1,136,676	—	2,304,766
Switzerland	—	12,245,465	—	12,245,465
United Kingdom	—	14,273,707	—	14,273,707
United States	318,051,433	—	—	318,051,433
Total Common Stock	346,042,545	107,975,428	—	454,017,973
Exchange-Traded Funds	6,666,425	—	—	6,666,425
Preferred Stock	2,208,154	801,164	—	3,009,318
Short-Term Investments	400,000	1,868,354	—	2,268,354
Total Investments, at fair value	$355,317,124	$110,644,946	$—	$465,962,070

__________

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $420,886,189.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$59,901,457
Gross Unrealized Depreciation	(14,891,871)
Net Unrealized Appreciation	$45,009,586

See Accompanying Notes to Financial Statements

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY DEBT: 44.8%
127,500,000 (1)	Fannie Mae Discount Notes BB, 2.140%, 01/02/2025	$127,485,125	15.5
7,000,000 (2)	Federal Farm Credit Banks Funding Corp., 4.440%, (SOFRRATE + 0.070%), 11/20/2025	7,000,000	0.8
3,500,000 (2)	Federal Farm Credit Banks Funding Corp., 4.720%, (SOFRRATE + 0.350%), 11/25/2025	3,508,846	0.4
9,250,000 (2)	Federal Farm Credit Banks Funding Corp. 0001, 4.435%, (SOFRRATE + 0.065%), 09/05/2025	9,250,000	1.1
65,000,000 (1)	Federal Home Loan Bank Discount Notes, 2.880%, 01/03/2025	64,984,653	7.9
47,500,000 (2)	Federal Home Loan Banks, 4.390%, (SOFRRATE + 0.020%), 03/07/2025	47,500,000	5.8
18,500,000 (2)	Federal Home Loan Banks, 4.390%, (SOFRRATE + 0.020%), 03/10/2025	18,500,000	2.2
18,500,000 (2)	Federal Home Loan Banks, 4.395%, (SOFRRATE + 0.025%), 03/04/2025	18,500,000	2.2
3,750,000 (2)	Federal Home Loan Banks, 4.395%, (SOFRRATE + 0.025%), 03/20/2025	3,750,000	0.5
9,000,000 (2)	Federal Home Loan Banks, 4.400%, (SOFRRATE + 0.030%), 04/10/2025	9,000,000	1.1
9,000,000 (2)	Federal Home Loan Banks, 4.420%, (SOFRRATE + 0.050%), 08/21/2025	9,000,000	1.1
9,250,000 (2)	Federal Home Loan Banks, 4.435%, (SOFRRATE + 0.065%), 09/16/2025	9,250,000	1.1
13,000,000 (2)	Federal Home Loan Banks 0001, 4.530%, (SOFRRATE + 0.160%), 10/20/2025	13,008,943	1.6
10,750,000 (2)	Federal Home Loan Banks 0003, 4.380%, (SOFRRATE + 0.010%), 03/03/2025	10,750,000	1.3

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
18,000,000 (2)	Federal Home Loan Banks 0003, 4.395%, (SOFRRATE + 0.025%), 03/06/2025	$18,000,000	2.2
		369,487,567	44.8
	Total U.S. Government Agency Debt (Cost $369,487,567)	369,487,567	44.8
U.S. TREASURY DEBT: 35.6%
80,000,000 (1)	United States Treasury Bill, 4.160%, 02/13/2025	79,601,589	9.6
37,000,000 (1)	United States Treasury Bill, 4.270%, 01/30/2025	36,870,951	4.5
28,000,000 (1)	United States Treasury Bill, 4.300%, 03/20/2025	27,741,546	3.4
141,500,000 (1)	United States Treasury Bill, 4.300%, 04/22/2025	139,656,381	16.9
10,000,000 (2)	United States Treasury Floating Rate Notes, 4.476%, (USBMMY3M + 0.200%), 01/31/2025	10,000,898	1.2
		293,871,365	35.6
	Total U.S. Treasury Debt (Cost $293,871,365)	293,871,365	35.6
U.S. TREASURY REPURCHASE AGREEMENTS: 12.9%
106,269,000	Deutsche Bank, Repurchase Agreement dated 12/31/2024, 4.400%, due 01/02/2025 $106,294,977 to be received upon repurchase (Collateralized by $145,212,300, various U.S. Treasury Bonds, 2.75-3.00%, Market Value plus accrued interest $108,394,433 due 11/15/2042-8/15/2048)	106,269,000	12.9
	Total U.S. Treasury Repurchase Agreements (Cost $106,269,000)	106,269,000	12.9

See Accompanying Notes to Financial Statements

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
INVESTMENT COMPANIES: 9.0%
37,000,000 (3)	Goldman Sachs Financial Square Government Fund, Institutional Class, Fixed Income, 4.360%, 01/02/2025	$37,000,000	4.5
37,000,000 (3)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.430%, 01/02/2025	37,000,000	4.5
		74,000,000	9.0
	Total Investment Companies (Cost $74,000,000)	74,000,000	9.0
	Total Investments in Securities (Cost $843,627,932)	$843,627,932	102.3
	Liabilities in Excess of Other Assets	(18,997,296)	(2.3)
	Net Assets	$824,630,636	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2024.
(2)	Variable rate security. Rate shown is the rate in effect as of December 31, 2024.
(3)	Rate shown is the 7-day yield as of December 31, 2024.

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

At December 31, 2024, the aggregate cost of securities for U.S. federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Investment Companies	$74,000,000	$—	$—	$74,000,000
U.S. Government Agency Debt	—	369,487,567	—	369,487,567
U.S. Treasury Debt	—	293,871,365	—	293,871,365
U.S. Treasury Repurchase Agreements	—	106,269,000	—	106,269,000
Total Investments, at fair value	$74,000,000	$769,627,932	$—	$843,627,932

__________

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Fund’s treasury repurchase agreement by counterparty which is subject to offset under a MRA as of December 31, 2024:

	U.S. Treasury	Fair Value of
	Repurchase	Non-Cash Collateral
	Agreements,	Received Including
Counterparty	at fair value	Accrued Interest(1)	Net Amount
Deutsche Bank	$106,269,000	$(106,269,000)	$—
Totals	$106,269,000	$(106,269,000)	$—

__________

(1)	Collateral with a fair value of $108,394,433 has been pledged by the counterparty and received in connection with the above treasury repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 99.8%
	Communication Services: 6.9%
1,887,671	AT&T, Inc.	$42,982,269	1.8
145,247	Meta Platforms, Inc. - Class A	85,043,571	3.5
484,679 (1)	Pinterest, Inc. - Class A	14,055,691	0.6
2,316,636 (1)	Warner Bros Discovery, Inc.	24,486,842	1.0
		166,568,373	6.9
	Consumer Discretionary: 10.0%
558,083 (1)	Amazon.com, Inc.	122,437,829	5.1
485,522	Las Vegas Sands Corp.	24,936,410	1.1
90,549	Lowe's Cos., Inc.	22,347,493	0.9
319,540	PVH Corp.	33,791,355	1.4
306,105	Tapestry, Inc.	19,997,840	0.8
94,755	Williams-Sonoma, Inc.	17,546,731	0.7
		241,057,658	10.0
	Consumer Staples: 4.8%
1,681,568	Kenvue, Inc.	35,901,477	1.5
604,918	McCormick & Co., Inc.	46,118,948	1.9
277,146	Philip Morris International, Inc.	33,354,521	1.4
		115,374,946	4.8
	Energy: 4.4%
373,621	Chesapeake Energy Corp.	37,193,971	1.6
254,753	Chevron Corp.	36,898,425	1.5
346,328	HF Sinclair Corp.	12,138,796	0.5
521,033	Schlumberger NV	19,976,405	0.8
		106,207,597	4.4
	Financials: 11.9%
226,975	American Financial Group, Inc.	31,079,687	1.3
138,209	Arthur J Gallagher & Co.	39,230,625	1.6
985,612	Bank of America Corp.	43,317,647	1.8
425,342	Bank of New York Mellon Corp.	32,679,026	1.4
71,375	Goldman Sachs Group, Inc.	40,870,752	1.7
232,733	Intercontinental Exchange, Inc.	34,679,544	1.4
167,049	PNC Financial Services Group, Inc.	32,215,400	1.3
468,691	Wells Fargo & Co.	32,920,856	1.4
		286,993,537	11.9
	Health Care: 12.2%
289,433	Abbott Laboratories	32,737,767	1.4
183,054	AbbVie, Inc.	32,528,696	1.3
434,220	Bristol-Myers Squibb Co.	24,559,483	1.0
108,430	Cigna Group	29,941,860	1.2
37,822	McKesson Corp.	21,555,136	0.9
13,054 (1)	Mettler-Toledo International, Inc.	15,973,919	0.7
83,997	Stryker Corp.	30,243,120	1.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
62,926	Thermo Fisher Scientific, Inc.	$32,735,993	1.4
75,285	UnitedHealth Group, Inc.	38,083,670	1.6
71,313	Universal Health Services, Inc. - Class B	12,794,978	0.5
57,167 (1)	Vertex Pharmaceuticals, Inc.	23,021,151	1.0
		294,175,773	12.2
	Industrials: 7.6%
265,734 (1)	Boeing Co.	47,034,918	1.9
194,366	Dover Corp.	36,463,061	1.5
350,754	Ingersoll Rand, Inc.	31,729,207	1.3
63,685	Parker-Hannifin Corp.	40,505,570	1.7
64,320 (1)	Saia, Inc.	29,312,554	1.2
		185,045,310	7.6
	Information Technology: 34.8%
83,402	Accenture PLC - Class A	29,339,990	1.2
802,189	Apple, Inc.	200,884,169	8.3
395,072	Broadcom, Inc.	91,593,492	3.8
1,016,304 (1)	Dropbox, Inc. - Class A	30,529,772	1.3
223,669	Micron Technology, Inc.	18,823,983	0.8
436,059	Microsoft Corp.	183,798,869	7.6
842,194	NVIDIA Corp.	113,098,232	4.7
133,577	Salesforce, Inc.	44,658,798	1.8
260,793	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	51,504,010	2.1
129,877	Visa, Inc. - Class A	41,046,327	1.7
143,685 (1)	Workday, Inc. - Class A	37,075,041	1.5
		842,352,683	34.8
	Materials: 2.1%
511,516	Alcoa Corp.	19,325,075	0.8
197,065	CF Industries Holdings, Inc.	16,813,586	0.7
124,726	Nucor Corp.	14,556,771	0.6
		50,695,432	2.1
	Real Estate: 2.2%
313,384	Boston Properties, Inc.	23,303,234	0.9
247,316	Welltower, Inc.	31,169,236	1.3
		54,472,470	2.2
	Utilities: 2.9%
211,215	Duke Energy Corp.	22,756,304	0.9
363,828	NextEra Energy, Inc.	26,082,829	1.1
262,103	Public Service Enterprise Group, Inc.	22,145,083	0.9
10,000,000 (2)(3)	Southern Energy	—	0.0
		70,984,216	2.9
	Total Common Stock (Cost $1,876,932,769)	2,413,927,995	99.8

See Accompanying Notes to Financial Statements

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
4,973,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $4,973,000)	$4,973,000	0.2
	Total Short-Term Investments (Cost $4,973,000)	$4,973,000	0.2
	Total Investments in Securities (Cost $1,881,905,769)	$2,418,900,995	100.0
	Liabilities in Excess of Other Assets	(792,799)	0.0
	Net Assets	$2,418,108,196	100.0

ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(4)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$166,568,373	$—	$—	$166,568,373
Consumer Discretionary	241,057,658	—	—	241,057,658
Consumer Staples	115,374,946	—	—	115,374,946
Energy	106,207,597	—	—	106,207,597
Financials	286,993,537	—	—	286,993,537
Health Care	294,175,773	—	—	294,175,773
Industrials	185,045,310	—	—	185,045,310
Information Technology	842,352,683	—	—	842,352,683
Materials	50,695,432	—	—	50,695,432
Real Estate	54,472,470	—	—	54,472,470
Utilities	70,984,216	—	—	70,984,216
Total Common Stock	2,413,927,995	—	—	2,413,927,995
Short-Term Investments	4,973,000	—	—	4,973,000
Total Investments, at fair value	$2,418,900,995	$—	$—	$2,418,900,995

_________

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At December 31, 2024, Voya Growth and Income Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy	11/30/2005	$—	$—
		$—	$—

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,892,697,294.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$567,293,164
Gross Unrealized Depreciation	(41,089,402)
Net Unrealized Appreciation	$526,203,762

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 22.3%
	Basic Materials: 0.2%
576,000 (1)	Anglo American Capital PLC, 2.250%, 03/17/2028	$526,879	0.1
414,000 (1)	Anglo American Capital PLC, 5.500%, 05/02/2033	411,551	0.1
24,000	FMC Corp., 5.150%, 05/18/2026	24,040	0.0
27,000 (1)	Glencore Funding LLC, 5.893%, 04/04/2054	26,222	0.0
221,000	Nutrien Ltd., 2.950%, 05/13/2030	198,971	0.0
270,000 (2)	Nutrien Ltd., 5.400%, 06/21/2034	268,411	0.0
26,000	Nutrien Ltd., 5.875%, 12/01/2036	26,451	0.0
4,000	Nutrien Ltd., 5.950%, 11/07/2025	4,040	0.0
389,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	358,194	0.0
		1,844,759	0.2

	Communications: 1.5%
161,000	Amazon.com, Inc., 2.100%, 05/12/2031	137,571	0.0
110,000	AT&T, Inc., 3.500%, 09/15/2053	74,138	0.0
161,000	AT&T, Inc., 3.550%, 09/15/2055	108,390	0.0
164,000	AT&T, Inc., 3.650%, 09/15/2059	108,736	0.0
106,000	AT&T, Inc., 3.800%, 12/01/2057	73,224	0.0
361,000	AT&T, Inc., 4.900%, 08/15/2037	340,787	0.1
259,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	228,491	0.0
96,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 12/01/2061	63,980	0.0
180,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	135,399	0.0
253,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.250%, 04/01/2053	204,680	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
482,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	$491,505	0.1
301,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	308,033	0.0
380,000	Cisco Systems, Inc., 4.950%, 02/26/2031	381,460	0.1
134,000	Comcast Corp., 1.500%, 02/15/2031	109,116	0.0
125,000	Comcast Corp., 1.950%, 01/15/2031	104,602	0.0
346,000	Comcast Corp., 2.650%, 02/01/2030	310,051	0.0
96,000	Comcast Corp., 3.200%, 07/15/2036	77,574	0.0
103,000	Comcast Corp., 3.900%, 03/01/2038	86,661	0.0
166,000 (2)	Comcast Corp., 5.300%, 06/01/2034	165,882	0.0
252,000	Comcast Corp., 5.500%, 05/15/2064	235,254	0.0
262,000	Discovery Communications LLC, 3.625%, 05/15/2030	233,177	0.0
759,000	Meta Platforms, Inc., 4.750%, 08/15/2034	739,221	0.1
1,100,000	Meta Platforms, Inc., 5.400%, 08/15/2054	1,066,197	0.1
806,000	Meta Platforms, Inc., 5.550%, 08/15/2064	786,407	0.1
230,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	229,731	0.0
200,000 (1)	NBN Co. Ltd., 1.450%, 05/05/2026	191,402	0.0
213,000 (1)	NBN Co. Ltd., 1.625%, 01/08/2027	200,035	0.0
200,000 (1)	NBN Co. Ltd., 2.500%, 01/08/2032	167,981	0.0
315,000 (1)(2)	NBN Co. Ltd., 6.000%, 10/06/2033	330,215	0.1
382,000	Netflix, Inc., 5.875%, 11/15/2028	396,058	0.1
47,000	Orange SA, 9.000%, 03/01/2031	55,991	0.0
45,000	Paramount Global, 4.950%, 05/19/2050	33,906	0.0
589,000	Sprint Capital Corp., 6.875%, 11/15/2028	625,670	0.1
671,000	Sprint Capital Corp., 8.750%, 03/15/2032	801,975	0.1
91,000	Time Warner Cable LLC, 5.500%, 09/01/2041	77,317	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
182,000	Time Warner Cable LLC, 5.875%, 11/15/2040	$163,034	0.0
179,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	164,433	0.0
23,000	T-Mobile USA, Inc., 2.550%, 02/15/2031	19,793	0.0
235,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	213,794	0.0
55,000	T-Mobile USA, Inc., 2.875%, 02/15/2031	48,399	0.0
53,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	49,507	0.0
442,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	401,137	0.1
67,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	63,079	0.0
184,000	T-Mobile USA, Inc., 4.375%, 04/15/2040	159,638	0.0
52,000	T-Mobile USA, Inc., 5.800%, 09/15/2062	50,215	0.0
338,000	Uber Technologies, Inc., 4.300%, 01/15/2030	327,304	0.1
616,000 (1)	Uber Technologies, Inc., 4.500%, 08/15/2029	596,881	0.1
395,000	Uber Technologies, Inc., 5.350%, 09/15/2054	367,650	0.1
172,000	Verizon Communications, Inc., 1.750%, 01/20/2031	141,804	0.0
304,000	Verizon Communications, Inc., 2.355%, 03/15/2032	252,189	0.0
170,000	Verizon Communications, Inc., 2.550%, 03/21/2031	146,470	0.0
364,000	Verizon Communications, Inc., 4.400%, 11/01/2034	337,426	0.1
226,000	Verizon Communications, Inc., 4.812%, 03/15/2039	208,760	0.0
278,000	Vodafone Group PLC, 5.875%, 06/28/2064	269,245	0.0
		13,661,575	1.5

	Consumer, Cyclical: 1.9%
25,684	American Airlines Pass Through Trust 2015-2, AA, 3.600%, 03/22/2029	24,838	0.0
194,473	American Airlines Pass Through Trust 2016-1, A, 4.100%, 07/15/2029	185,900	0.0
9,291	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	8,946	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
496,046	American Airlines Pass Through Trust 2016-2, AA, 3.200%, 12/15/2029	$469,197	0.1
444,021	American Airlines Pass Through Trust 2016-3, A, 3.250%, 04/15/2030	409,172	0.1
11,837	American Airlines Pass Through Trust 2016-3, AA, 3.000%, 04/15/2030	11,060	0.0
431,057	American Airlines Pass Through Trust 2017-2, AA, 3.350%, 04/15/2031	404,565	0.1
296,000	American Honda Finance Corp., 4.700%, 01/12/2028	295,419	0.0
210,000	American Honda Finance Corp., 5.650%, 11/15/2028	215,851	0.0
442,000	American Honda Finance Corp., GMTN, 4.850%, 10/23/2031	432,656	0.1
44,000 (2)	American Honda Finance Corp., GMTN, 4.900%, 01/10/2034	42,319	0.0
139,000	AutoZone, Inc., 6.250%, 11/01/2028	145,468	0.0
316,000 (2)	BorgWarner, Inc., 5.400%, 08/15/2034	311,253	0.0
154,661 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	152,639	0.0
395,000 (1)	Denso Corp., 4.420%, 09/11/2029	387,857	0.1
825,000	Ford Motor Credit Co. LLC, 4.000%, 11/13/2030	743,724	0.1
611,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	591,060	0.1
373,000	Ford Motor Credit Co. LLC, 5.800%, 03/08/2029	373,312	0.0
32,000	General Motors Co., 6.125%, 10/01/2025	32,258	0.0
423,000	General Motors Financial Co., Inc., 2.350%, 01/08/2031	354,005	0.0
1,340,000 (2)	General Motors Financial Co., Inc., 4.900%, 10/06/2029	1,320,716	0.2
1,149,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	1,162,151	0.1
191,000	General Motors Financial Co., Inc., 5.950%, 04/04/2034	192,094	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
145,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	$147,177	0.0
259,000	Genuine Parts Co., 4.950%, 08/15/2029	258,362	0.0
159,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	159,191	0.0
356,000 (1)	Hyundai Capital America, 5.300%, 06/24/2029	357,263	0.0
95,000 (1)	Hyundai Capital America, 5.400%, 01/08/2031	95,018	0.0
314,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	318,725	0.0
756,000 (1)	Hyundai Capital America, 6.100%, 09/21/2028	778,023	0.1
334,000 (1)	Hyundai Capital America, 6.500%, 01/16/2029	348,761	0.0
8,000	Lowe's Cos., Inc., 5.800%, 09/15/2062	7,749	0.0
32,000	Lowe's Cos., Inc., 5.850%, 04/01/2063	31,387	0.0
331,000	Marriott International, Inc., 4.800%, 03/15/2030	328,675	0.0
262,000	Marriott International, Inc., 5.350%, 03/15/2035	258,423	0.0
389,000 (1)	Mercedes-Benz Finance North America LLC, 4.800%, 08/01/2029	383,641	0.1
296,000	O'Reilly Automotive, Inc., 5.000%, 08/19/2034	287,267	0.0
397,000 (1)(2)	Panasonic Holdings Corp., 5.302%, 07/16/2034	396,875	0.1
312,000	Toyota Motor Credit Corp., 4.550%, 08/09/2029	308,252	0.0
380,000	Toyota Motor Credit Corp., MTN, 4.350%, 10/08/2027	377,415	0.0
135,115	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	138,114	0.0
601,170	United Airlines Pass Through Trust 2016-2, AA, 2.875%, 04/07/2030	562,365	0.1
699,000 (1)	Volkswagen Group of America Finance LLC, 5.250%, 03/22/2029	691,760	0.1
759,000 (1)	Volkswagen Group of America Finance LLC, 5.300%, 03/22/2027	760,102	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
560,000 (1)	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030	$579,998	0.1
646,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	622,487	0.1
844,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	627,548	0.1
332,000	Warnermedia Holdings, Inc., 5.391%, 03/15/2062	244,330	0.0
		17,335,368	1.9

	Consumer, Non-cyclical: 3.3%
152,000	AbbVie, Inc., 3.200%, 11/21/2029	141,146	0.0
235,000	AbbVie, Inc., 4.050%, 11/21/2039	200,927	0.0
559,000	AbbVie, Inc., 4.950%, 03/15/2031	559,035	0.1
291,000	Altria Group, Inc., 6.200%, 11/01/2028	302,526	0.0
75,000	Amgen, Inc., 2.200%, 02/21/2027	71,131	0.0
18,000	Amgen, Inc., 2.300%, 02/25/2031	15,333	0.0
60,000	Amgen, Inc., 2.450%, 02/21/2030	53,067	0.0
93,000	Amgen, Inc., 3.150%, 02/21/2040	69,355	0.0
49,000	Amgen, Inc., 5.250%, 03/02/2030	49,468	0.0
75,000	Amgen, Inc., 5.750%, 03/02/2063	71,992	0.0
559,000	Astrazeneca Finance LLC, 4.900%, 02/26/2031	558,720	0.1
12,000	BAT Capital Corp., 3.557%, 08/15/2027	11,615	0.0
366,000	BAT Capital Corp., 4.390%, 08/15/2037	316,016	0.0
138,000	BAT Capital Corp., 5.834%, 02/20/2031	141,131	0.0
74,000	BAT Capital Corp., 7.079%, 08/02/2043	80,215	0.0
384,000	Becton Dickinson & Co., 4.693%, 02/13/2028	382,201	0.1
14,000	Bristol-Myers Squibb Co., 3.400%, 07/26/2029	13,220	0.0
201,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	173,636	0.0
80,000	Bristol-Myers Squibb Co., 6.400%, 11/15/2063	85,761	0.0
331,000	Campbell Soup Co., 5.200%, 03/21/2029	334,397	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
470,000	Cardinal Health, Inc., 4.700%, 11/15/2026	$469,516	0.1
283,000	Cardinal Health, Inc., 5.350%, 11/15/2034	277,086	0.0
78,000	Cardinal Health, Inc., 5.450%, 02/15/2034	77,750	0.0
270,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	222,733	0.0
167,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	145,902	0.0
291,000	Cencora, Inc., 5.125%, 02/15/2034	285,765	0.0
79,000	Centene Corp., 2.450%, 07/15/2028	71,157	0.0
2,789,000	Centene Corp., 3.000%, 10/15/2030	2,408,362	0.3
510,000	Cigna Group, 2.375%, 03/15/2031	432,078	0.1
561,000	Cigna Group, 4.800%, 08/15/2038	509,081	0.1
269,000 (2)	Cigna Group, 5.250%, 02/15/2034	263,949	0.0
305,000	Cigna Group, 5.600%, 02/15/2054	285,898	0.0
337,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	341,841	0.1
214,000	CVS Health Corp., 4.125%, 04/01/2040	167,333	0.0
655,000	CVS Health Corp., 4.780%, 03/25/2038	566,918	0.1
736,000	CVS Health Corp., 5.050%, 03/25/2048	607,654	0.1
26,000	CVS Health Corp., 6.000%, 06/01/2063	23,735	0.0
185,000	CVS Health Corp., 6.050%, 06/01/2054	173,670	0.0
12,884	CVS Pass-Through Trust, 6.943%, 01/10/2030	13,147	0.0
566,000 (1)	Element Fleet Management Corp., 5.643%, 03/13/2027	574,292	0.1
395,000	Elevance Health, Inc., 4.950%, 11/01/2031	388,621	0.1
225,000	Elevance Health, Inc., 5.200%, 02/15/2035	219,836	0.0
262,000	Equifax, Inc., 3.100%, 05/15/2030	238,220	0.0
331,000	Gilead Sciences, Inc., 5.600%, 11/15/2064	319,836	0.0
408,000	Global Payments, Inc., 3.200%, 08/15/2029	373,977	0.1
167,000	Global Payments, Inc., 4.450%, 06/01/2028	163,481	0.0
45,000	Global Payments, Inc., 5.950%, 08/15/2052	43,667	0.0
423,000	GXO Logistics, Inc., 6.250%, 05/06/2029	433,392	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
102,000	HCA, Inc., 2.375%, 07/15/2031	$84,700	0.0
149,000 (2)	HCA, Inc., 3.125%, 03/15/2027	143,405	0.0
44,000	HCA, Inc., 3.375%, 03/15/2029	40,854	0.0
111,000	HCA, Inc., 3.500%, 09/01/2030	100,857	0.0
61,000	HCA, Inc., 4.375%, 03/15/2042	49,815	0.0
545,000	HCA, Inc., 4.500%, 02/15/2027	540,042	0.1
268,000	HCA, Inc., 5.125%, 06/15/2039	244,476	0.0
43,000	HCA, Inc., 5.250%, 04/15/2025	43,049	0.0
27,000	HCA, Inc., 5.250%, 06/15/2049	23,394	0.0
316,000	HCA, Inc., 5.450%, 04/01/2031	315,480	0.0
409,000	HCA, Inc., 6.000%, 04/01/2054	389,950	0.1
46,000	HCA, Inc., 6.100%, 04/01/2064	43,930	0.0
482,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 5.200%, 06/15/2029	484,383	0.1
321,000	Humana, Inc., 5.375%, 04/15/2031	318,445	0.0
524,000	Icon Investments Six DAC, 5.849%, 05/08/2029	534,175	0.1
524,000 (1)	Imperial Brands Finance PLC, 5.500%, 02/01/2030	529,794	0.1
267,000 (1)	Imperial Brands Finance PLC, 5.875%, 07/01/2034	266,256	0.0
12,000	Johnson & Johnson, 2.100%, 09/01/2040	7,992	0.0
164,000	Johnson & Johnson, 3.625%, 03/03/2037	142,270	0.0
44,000	Johnson & Johnson, 5.850%, 07/15/2038	47,028	0.0
187,000	Kenvue, Inc., 5.050%, 03/22/2028	189,217	0.0
175,000	Keurig Dr Pepper, Inc., 5.050%, 03/15/2029	175,604	0.0
263,000	Kroger Co., 5.500%, 09/15/2054	248,000	0.0
344,000	Kroger Co., 5.650%, 09/15/2064	323,124	0.0
370,000 (2)	Laboratory Corp. of America Holdings, 4.550%, 04/01/2032	354,375	0.1
295,000 (2)	McKesson Corp., 4.250%, 09/15/2029	288,500	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
276,000	Mondelez International, Inc., 4.750%, 02/20/2029	$275,240	0.0
274,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	266,349	0.0
340,000	Pfizer Investment Enterprises Pte Ltd., 5.340%, 05/19/2063	312,416	0.0
341,000	Philip Morris International, Inc., 4.750%, 11/01/2031	333,650	0.1
379,000	Philip Morris International, Inc., 4.875%, 02/13/2029	378,665	0.1
359,000	Quanta Services, Inc., 5.250%, 08/09/2034	350,973	0.1
98,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	85,075	0.0
100,000	Quest Diagnostics, Inc., 2.950%, 06/30/2030	89,867	0.0
519,000	Quest Diagnostics, Inc., 4.625%, 12/15/2029	510,739	0.1
256,000	Quest Diagnostics, Inc., 5.000%, 12/15/2034	248,675	0.0
186,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	199,261	0.0
74,000	Reynolds American, Inc., 5.850%, 08/15/2045	70,560	0.0
505,000 (1)(2)	Roche Holdings, Inc., 4.592%, 09/09/2034	484,278	0.1
789,000 (1)	Roche Holdings, Inc., 5.489%, 11/13/2030	814,229	0.1
394,000	Royalty Pharma PLC, 1.750%, 09/02/2027	363,028	0.1
262,000	Royalty Pharma PLC, 2.200%, 09/02/2030	222,627	0.0
105,000	Royalty Pharma PLC, 3.300%, 09/02/2040	76,077	0.0
222,000	Royalty Pharma PLC, 5.150%, 09/02/2029	221,624	0.0
146,000	S&P Global, Inc., 1.250%, 08/15/2030	120,840	0.0
384,000	S&P Global, Inc., 2.700%, 03/01/2029	353,569	0.1
326,000 (1)	Solventum Corp., 5.450%, 03/13/2031	326,215	0.0
274,000 (1)	Solventum Corp., 5.600%, 03/23/2034	272,768	0.0
403,000 (1)	Solventum Corp., 5.900%, 04/30/2054	392,310	0.1
325,000 (2)	Takeda Pharmaceutical Co. Ltd., 5.300%, 07/05/2034	322,052	0.0
257,000	Takeda Pharmaceutical Co. Ltd., 5.800%, 07/05/2064	247,422	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
483,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	$487,270	0.1
46,000 (1)	Triton Container International Ltd., 2.050%, 04/15/2026	44,145	0.0
285,000	Tyson Foods, Inc., 5.400%, 03/15/2029	288,253	0.0
331,000	Unilever Capital Corp., 4.625%, 08/12/2034	318,844	0.0
56,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	39,624	0.0
161,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	127,411	0.0
209,000	UnitedHealth Group, Inc., 5.150%, 07/15/2034	206,323	0.0
61,000	UnitedHealth Group, Inc., 5.500%, 04/15/2064	57,042	0.0
281,000	UnitedHealth Group, Inc., 5.750%, 07/15/2064	273,274	0.0
195,000	Universal Health Services, Inc., 4.625%, 10/15/2029	188,281	0.0
37,000	Utah Acquisition Sub, Inc., 5.250%, 06/15/2046	31,195	0.0
188,000	Viatris, Inc., 2.700%, 06/22/2030	163,125	0.0
162,000	Viatris, Inc., 3.850%, 06/22/2040	121,546	0.0
178,000	Viatris, Inc., 4.000%, 06/22/2050	121,361	0.0
274,000	Zimmer Biomet Holdings, Inc., 5.350%, 12/01/2028	278,089	0.0
		29,743,196	3.3

	Energy: 1.4%
355,000 (1)	Aker BP ASA, 5.125%, 10/01/2034	333,702	0.0
92,000	BP Capital Markets America, Inc., 4.893%, 09/11/2033	89,037	0.0
70,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	68,115	0.0
412,000	BP Capital Markets America, Inc., 5.227%, 11/17/2034	405,992	0.1
248,000 (3)	BP Capital Markets PLC, 4.875%, 12/31/2199	237,090	0.0
368,000 (3)	BP Capital Markets PLC, 6.125%, 12/31/2199	362,503	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
89,000 (1)	Cameron LNG LLC, 2.902%, 07/15/2031	$77,632	0.0
12,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	11,274	0.0
322,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	311,973	0.0
657,000 (1)	Columbia Pipelines Holding Co. LLC, 5.097%, 10/01/2031	641,729	0.1
415,000 (1)	Columbia Pipelines Holding Co. LLC, 6.042%, 08/15/2028	425,071	0.1
105,000	ConocoPhillips Co., 5.700%, 09/15/2063	100,782	0.0
457,000	Devon Energy Corp., 5.200%, 09/15/2034	434,166	0.1
127,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	95,873	0.0
96,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	90,208	0.0
262,000	Diamondback Energy, Inc., 6.250%, 03/15/2053	261,606	0.0
332,000 (3)	Enbridge, Inc. 20-A, 5.750%, 07/15/2080	321,291	0.0
262,000	Energy Transfer L.P., 3.750%, 05/15/2030	244,579	0.0
41,000	Energy Transfer L.P., 4.900%, 03/15/2035	38,677	0.0
148,000	Energy Transfer L.P., 5.300%, 04/01/2044	132,907	0.0
77,000	Energy Transfer L.P., 5.350%, 05/15/2045	69,336	0.0
107,000	Energy Transfer L.P., 6.050%, 09/01/2054	104,791	0.0
106,000	Energy Transfer L.P. 20Y, 5.800%, 06/15/2038	104,310	0.0
218,000	Enterprise Products Operating LLC, 4.950%, 02/15/2035	211,072	0.0
407,000 (3)	Enterprise Products Operating LLC D, 7.733%, (TSFR3M + 3.248%), 08/16/2077	405,241	0.1
826,000	Equinor ASA, 3.125%, 04/06/2030	761,331	0.1
412,000	Expand Energy Corp., 5.700%, 01/15/2035	404,629	0.1
500,000	Hess Corp., 4.300%, 04/01/2027	495,035	0.1
66,000	Kinder Morgan Energy Partners L.P., 5.000%, 03/01/2043	57,561	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
84,000	Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	$76,779	0.0
562,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	548,001	0.1
427,000	MPLX L.P., 2.650%, 08/15/2030	373,834	0.1
169,000	MPLX L.P., 4.000%, 03/15/2028	164,106	0.0
122,000	MPLX L.P., 5.500%, 06/01/2034	120,319	0.0
175,000	Occidental Petroleum Corp., 5.375%, 01/01/2032	171,466	0.0
107,000	Occidental Petroleum Corp., 6.050%, 10/01/2054	101,587	0.0
439,000	Occidental Petroleum Corp., 6.125%, 01/01/2031	449,490	0.1
252,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	249,441	0.0
33,000	Occidental Petroleum Corp., 6.600%, 03/15/2046	33,345	0.0
46,000	Occidental Petroleum Corp., 8.500%, 07/15/2027	49,265	0.0
82,000	ONEOK Partners L.P., 6.200%, 09/15/2043	81,897	0.0
125,000	Ovintiv, Inc., 5.650%, 05/15/2028	126,793	0.0
562,000	Ovintiv, Inc., 7.100%, 07/15/2053	598,686	0.1
297,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	290,090	0.0
303,000 (1)	Schlumberger Holdings Corp., 5.000%, 11/15/2029	304,143	0.0
156,000	Schlumberger Investment SA, 2.650%, 06/26/2030	139,066	0.0
112,000	Targa Resources Corp., 5.500%, 02/15/2035	110,270	0.0
50,000	Targa Resources Corp., 6.250%, 07/01/2052	49,945	0.0
291,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	281,181	0.0
74,000	TotalEnergies Capital SA, 5.638%, 04/05/2064	70,797	0.0
170,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	154,958	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
476,000	Western Midstream Operating L.P., 5.450%, 11/15/2034	$460,083	0.1
143,000	Williams Cos., Inc., 4.900%, 03/15/2029	142,003	0.0
		12,445,058	1.4

	Financial: 8.1%
200,000 (1)(3)	ABN AMRO Bank NV, 3.324%, 03/13/2037	168,702	0.0
337,000	Air Lease Corp., MTN, 5.200%, 07/15/2031	333,169	0.0
179,000	Alleghany Corp., 3.250%, 08/15/2051	120,497	0.0
318,000 (3)	American Express Co., 5.098%, 02/16/2028	319,890	0.0
640,000 (3)	American Express Co., 5.282%, 07/27/2029	647,378	0.1
381,000 (3)	American Express Co., 5.532%, 04/25/2030	388,075	0.1
80,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	71,548	0.0
159,000	American Homes 4 Rent L.P., 4.250%, 02/15/2028	155,217	0.0
525,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	523,171	0.1
391,000	American International Group, Inc., 3.400%, 06/30/2030	361,590	0.0
488,000	American International Group, Inc., 4.200%, 04/01/2028	477,383	0.1
84,000	American Tower Corp., 2.700%, 04/15/2031	72,572	0.0
60,000	American Tower Corp., 3.600%, 01/15/2028	57,748	0.0
182,000	American Tower Corp., 3.650%, 03/15/2027	177,734	0.0
187,000	American Tower Corp., 5.250%, 07/15/2028	188,233	0.0
316,000	American Tower Corp., 5.550%, 07/15/2033	318,876	0.0
245,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	252,487	0.0
139,000	Aon North America, Inc., 5.125%, 03/01/2027	139,995	0.0
311,000	Aon North America, Inc., 5.150%, 03/01/2029	312,073	0.0
388,000	Arthur J Gallagher & Co., 5.150%, 02/15/2035	378,482	0.0
667,000 (1)	Athene Global Funding, 5.322%, 11/13/2031	656,376	0.1
153,000 (1)	Athene Global Funding, 5.684%, 02/23/2026	154,314	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
704,000 (1)	Atlas Warehouse Lending Co. L.P., 6.050%, 01/15/2028	$705,293	0.1
600,000	Banco Santander SA, 5.439%, 07/15/2031	599,118	0.1
400,000 (3)	Banco Santander SA, 5.538%, 03/14/2030	401,966	0.1
103,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	85,909	0.0
238,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	200,921	0.0
503,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	443,310	0.1
360,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	309,601	0.0
1,303,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	1,249,637	0.1
66,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	64,297	0.0
230,000 (3)	Bank of America Corp., 5.202%, 04/25/2029	231,129	0.0
81,000 (2)(3)	Bank of America Corp., 5.468%, 01/23/2035	81,125	0.0
1,486,000 (3)	Bank of America Corp., 5.518%, 10/25/2035	1,453,712	0.2
522,000 (3)	Bank of America Corp., 5.872%, 09/15/2034	536,346	0.1
680,000 (3)	Bank of America Corp., GMTN, 3.593%, 07/21/2028	658,567	0.1
522,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	473,969	0.1
482,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	459,619	0.1
433,000 (3)	Bank of America Corp., MTN, 2.884%, 10/22/2030	391,481	0.1
841,000 (3)	Bank of America Corp., MTN, 3.194%, 07/23/2030	775,150	0.1
385,000 (3)	Bank of America Corp., MTN, 4.271%, 07/23/2029	375,284	0.0
183,000 (3)	Bank of America Corp. N, 2.651%, 03/11/2032	157,830	0.0
2,010,000 (2)(3)	Bank of Montreal, 4.640%, 09/10/2030	1,971,584	0.2
482,000	Bank of Montreal, 5.511%, 06/04/2031	489,852	0.1
464,000 (3)	Bank of New York Mellon Corp., 5.060%, 07/22/2032	462,963	0.1
459,000 (3)	Bank of New York Mellon Corp., MTN, 4.975%, 03/14/2030	459,715	0.1
667,000 (3)	Bank of Nova Scotia, 4.740%, 11/10/2032	645,577	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
200,000 (1)	Banque Federative du Credit Mutuel SA, 4.935%, 01/26/2026	$200,438	0.0
191,000 (1)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	170,185	0.0
303,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	244,080	0.0
80,000 (1)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	71,260	0.0
347,000	Blackstone Private Credit Fund, 5.950%, 07/16/2029	349,475	0.0
284,000 (1)	Blackstone Private Credit Fund, 6.000%, 11/22/2034	277,307	0.0
724,000	Blackstone Reg Finance Co. LLC, 5.000%, 12/06/2034	700,257	0.1
505,000	Blackstone Secured Lending Fund, 2.125%, 02/15/2027	472,932	0.1
102,000	Blue Owl Credit Income Corp., 6.650%, 03/15/2031	103,867	0.0
308,000	Blue Owl Credit Income Corp., 7.750%, 09/16/2027	323,519	0.0
371,000 (1)(2)	BPCE SA, 5.203%, 01/18/2027	372,902	0.0
364,000 (1)	BPCE SA, 5.281%, 05/30/2029	364,969	0.0
371,000 (1)(3)	BPCE SA, 5.716%, 01/18/2030	373,060	0.0
221,000 (1)(3)	CaixaBank SA, 5.673%, 03/15/2030	223,240	0.0
246,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	232,590	0.0
361,000 (3)	Charles Schwab Corp., 6.196%, 11/17/2029	376,404	0.0
443,000	Citizens Financial Group, Inc., 2.500%, 02/06/2030	388,372	0.1
273,000 (3)	Citizens Financial Group, Inc., 5.641%, 05/21/2037	265,028	0.0
176,000 (3)	Citizens Financial Group, Inc., 6.645%, 04/25/2035	185,643	0.0
482,000 (1)	CNO Global Funding, 5.875%, 06/04/2027	491,044	0.1
490,000 (3)	CoBank ACB, 7.125%, 12/31/2199	499,367	0.1
288,000 (1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	230,305	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
926,000 (1)(3)	Cooperatieve Rabobank UA, 5.447%, 03/05/2030	$937,163	0.1
444,000 (1)	Corebridge Financial, Inc., 3.650%, 04/05/2027	431,763	0.1
132,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	120,180	0.0
194,000	Corebridge Financial, Inc., 5.750%, 01/15/2034	197,744	0.0
460,000	Corebridge Financial, Inc., 6.050%, 09/15/2033	476,096	0.1
112,000 (2)(3)	Corebridge Financial, Inc., 6.875%, 12/15/2052	114,978	0.0
399,000	Credit Suisse AG/ New York NY, 5.000%, 07/09/2027	401,405	0.1
250,000	Crown Castle, Inc., 2.100%, 04/01/2031	207,037	0.0
67,000	Crown Castle, Inc., 2.500%, 07/15/2031	56,516	0.0
151,000	Crown Castle, Inc., 2.900%, 03/15/2027	145,109	0.0
262,000	Crown Castle, Inc., 3.300%, 07/01/2030	238,442	0.0
446,000	Crown Castle, Inc., 4.800%, 09/01/2028	441,174	0.1
519,000	Crown Castle, Inc., 4.900%, 09/01/2029	513,548	0.1
89,000	Crown Castle, Inc., 5.100%, 05/01/2033	86,852	0.0
175,000	Crown Castle, Inc., 5.200%, 09/01/2034	170,590	0.0
223,000	Crown Castle, Inc., 5.600%, 06/01/2029	227,409	0.0
152,000	Crown Castle, Inc., 5.800%, 03/01/2034	154,934	0.0
258,000	CubeSmart L.P., 2.250%, 12/15/2028	232,437	0.0
270,000 (1)(3)	Danske Bank A/S, 4.613%, 10/02/2030	262,115	0.0
345,000 (1)(3)	Danske Bank A/S, 5.705%, 03/01/2030	350,086	0.0
813,000 (1)(3)	Depository Trust & Clearing Corp. D, 3.375%, 12/31/2199	770,110	0.1
719,000	Deutsche Bank AG/ New York NY, 5.414%, 05/10/2029	729,918	0.1
271,000 (1)(3)	DNB Bank ASA, 4.853%, 11/05/2030	268,025	0.0
672,000	Enact Holdings, Inc., 6.250%, 05/28/2029	685,213	0.1
533,000 (1)	Equitable Holdings, Inc., 4.572%, 02/15/2029	519,725	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
179,000	Essent Group Ltd., 6.250%, 07/01/2029	$182,858	0.0
218,000	Extra Space Storage L.P., 3.900%, 04/01/2029	208,535	0.0
206,000	Extra Space Storage L.P., 4.000%, 06/15/2029	197,244	0.0
220,000	Extra Space Storage L.P., 5.350%, 01/15/2035	217,154	0.0
641,000 (1)	Federation des Caisses Desjardins du Quebec, 5.250%, 04/26/2029	644,330	0.1
323,000	Fifth Third Bancorp, 8.250%, 03/01/2038	387,610	0.1
817,000 (3)	Goldman Sachs Group, Inc., 5.016%, 10/23/2035	782,377	0.1
1,064,000 (3)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	1,044,674	0.1
524,000 (3)	Goldman Sachs Group, Inc., 5.561%, 11/19/2045	506,364	0.1
188,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	191,937	0.0
188,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	197,041	0.0
85,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	91,081	0.0
745,000 (1)(3)	Hartford Financial Services Group, Inc. ICON, 6.910%, (TSFR3M + 2.387%), 02/12/2067	686,448	0.1
345,000	Healthpeak OP LLC, 5.250%, 12/15/2032	342,597	0.0
319,000 (2)	Host Hotels & Resorts L.P., 5.500%, 04/15/2035	312,473	0.0
645,000 (3)	HSBC Holdings PLC, 2.206%, 08/17/2029	579,610	0.1
315,000 (3)	HSBC Holdings PLC, 2.804%, 05/24/2032	267,783	0.0
200,000 (3)	HSBC Holdings PLC, 2.999%, 03/10/2026	199,229	0.0
267,000 (3)	HSBC Holdings PLC, 5.597%, 05/17/2028	269,929	0.0
564,000 (3)	Huntington Bancshares, Inc., 6.141%, 11/18/2039	563,645	0.1
483,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	418,146	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,019,000	Intercontinental Exchange, Inc., 3.625%, 09/01/2028	$978,033	0.1
370,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	300,813	0.0
569,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	514,244	0.1
88,000 (2)	Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	81,209	0.0
180,000	Invitation Homes Operating Partnership L.P., 4.875%, 02/01/2035	170,384	0.0
517,000	Jones Lang LaSalle, Inc., 6.875%, 12/01/2028	548,007	0.1
500,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	454,511	0.1
181,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	170,050	0.0
230,000 (3)	JPMorgan Chase & Co., 2.739%, 10/15/2030	207,289	0.0
272,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	261,024	0.0
262,000 (3)	JPMorgan Chase & Co., 3.702%, 05/06/2030	248,220	0.0
381,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	373,506	0.0
433,000 (3)	JPMorgan Chase & Co., 4.603%, 10/22/2030	424,887	0.1
300,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	298,785	0.0
264,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	263,808	0.0
358,000 (3)	JPMorgan Chase & Co., 5.294%, 07/22/2035	354,359	0.0
350,000 (3)	JPMorgan Chase & Co., 5.534%, 11/29/2045	341,870	0.0
262,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	266,488	0.0
262,000 (3)	JPMorgan Chase & Co., 5.581%, 04/22/2030	267,254	0.0
308,000 (3)	JPMorgan Chase & Co., 5.766%, 04/22/2035	315,190	0.0
300,000 (3)	KeyCorp, MTN, 4.789%, 06/01/2033	283,835	0.0
24,000	Kite Realty Group L.P., 4.000%, 10/01/2026	23,649	0.0
528,000 (2)(3)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	549,464	0.1
255,000	LPL Holdings, Inc., 5.700%, 05/20/2027	258,137	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
365,000 (1)	Lseg US Fin Corp., 4.875%, 03/28/2027	$365,860	0.0
428,000 (1)	Lseg US Fin Corp., 5.297%, 03/28/2034	426,437	0.1
172,000	Markel Group, Inc., 6.000%, 05/16/2054	170,570	0.0
495,000	Marsh & McLennan Cos., Inc., 4.650%, 03/15/2030	489,028	0.1
165,000	Marsh & McLennan Cos., Inc., 4.850%, 11/15/2031	163,028	0.0
1,524,000	Marsh & McLennan Cos., Inc., 5.000%, 03/15/2035	1,488,384	0.2
216,000	Mid-America Apartments L.P., 5.300%, 02/15/2032	217,210	0.0
421,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.258%, 04/17/2030	424,757	0.1
176,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	167,740	0.0
224,000 (3)	Morgan Stanley, 2.484%, 09/16/2036	182,279	0.0
555,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	535,388	0.1
294,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	293,077	0.0
286,000 (3)	Morgan Stanley, 5.320%, 07/19/2035	281,438	0.0
346,000 (3)	Morgan Stanley, 5.516%, 11/19/2055	333,744	0.0
172,000 (3)	Morgan Stanley, 5.831%, 04/19/2035	175,354	0.0
448,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	449,399	0.1
524,000	National Bank of Canada, 5.600%, 12/18/2028	534,253	0.1
389,000 (3)	NatWest Group PLC, 5.076%, 01/27/2030	385,296	0.1
449,000 (3)	NatWest Group PLC, 5.778%, 03/01/2035	452,728	0.1
558,000 (1)	NatWest Markets PLC, 5.410%, 05/17/2029	565,278	0.1
321,000 (1)	Nuveen LLC, 5.550%, 01/15/2030	327,527	0.0
78,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	62,052	0.0
409,000 (3)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	423,427	0.1
64,000 (3)	PNC Financial Services Group, Inc., 6.875%, 10/20/2034	69,887	0.0
473,000 (1)(2)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	478,478	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
124,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	124,209	0.0
137,000 (2)	Realty Income Corp., 3.950%, 08/15/2027	134,819	0.0
1,619,000 (3)	Regions Financial Corp., 5.502%, 09/06/2035	1,581,998	0.2
1,017,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	828,573	0.1
99,000 (1)	RGA Global Funding, 5.448%, 05/24/2029	100,441	0.0
495,000 (3)	Royal Bank of Canada, GMTN, 4.650%, 10/18/2030	484,978	0.1
255,000 (3)	Royal Bank of Canada, GMTN, 4.969%, 08/02/2030	253,140	0.0
119,000	Sabra Health Care L.P., 3.200%, 12/01/2031	102,165	0.0
248,000 (3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	235,126	0.0
385,000	State Street Bank & Trust Co., 4.782%, 11/23/2029	383,922	0.1
217,000 (3)	State Street Corp., 3.031%, 11/01/2034	195,780	0.0
542,000 (3)	State Street Corp., 4.675%, 10/22/2032	526,365	0.1
321,000 (3)	State Street Corp., 5.684%, 11/21/2029	330,026	0.0
140,000 (3)	State Street Corp., 6.123%, 11/21/2034	145,756	0.0
439,000	Sumitomo Mitsui Financial Group, Inc., 5.316%, 07/09/2029	444,124	0.1
780,000 (2)	Sumitomo Mitsui Financial Group, Inc., 5.424%, 07/09/2031	789,386	0.1
624,000	Sun Communities Operating L.P., 5.500%, 01/15/2029	628,697	0.1
180,000 (3)	Truist Financial Corp., MTN, 4.916%, 07/28/2033	170,137	0.0
129,000 (3)	Truist Financial Corp., MTN, 5.122%, 01/26/2034	125,435	0.0
500,000 (3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	504,593	0.1
796,000 (3)	Truist Financial Corp., MTN, 5.867%, 06/08/2034	810,755	0.1
187,000 (3)	Truist Financial Corp., MTN, 6.123%, 10/28/2033	194,800	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
290,000 (1) (3)	UBS Group AG, 1.364%, 01/30/2027	$278,986	0.0
909,000 (1) (3)	UBS Group AG, 5.379%, 09/06/2045	866,734	0.1
298,000 (1) (3)	UBS Group AG, 9.250%, 12/31/2199	322,904	0.0
253,000 (1) (3)	UBS Group AG, 9.250%, 12/31/2199	290,553	0.0
667,000 (3)	US Bancorp, 4.839%, 02/01/2034	638,697	0.1
267,000 (3)	US Bancorp, 5.384%, 01/23/2030	269,284	0.0
186,000 (3)	US Bancorp, 5.836%, 06/12/2034	189,681	0.0
78,000 (3)	Wells Fargo & Co., MTN, 3.526%, 03/24/2028	75,676	0.0
61,000 (3)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	59,126	0.0
300,000 (3)	Westpac Banking Corp., GMTN, 5.618%, 11/20/2035	294,979	0.0
427,000 (1)	Westpac New Zealand Ltd., 5.132%, 02/26/2027	430,194	0.1
24,000	Weyerhaeuser Co., 4.750%, 05/15/2026	24,018	0.0
		74,159,035	8.1
	Industrial: 1.8%
273,000	AGCO Corp., 5.450%, 03/21/2027	275,753	0.0
164,000	Amcor Group Finance PLC, 5.450%, 05/23/2029	165,495	0.0
395,000	Amphenol Corp., 5.000%, 01/15/2035	385,800	0.1
519,000	Arrow Electronics, Inc., 5.150%, 08/21/2029	517,091	0.1
234,000	Avnet, Inc., 6.250%, 03/15/2028	240,501	0.0
505,000(1)	BAE Systems PLC, 5.125%, 03/26/2029	506,373	0.1
500,000	Berry Global, Inc., 1.650%, 01/15/2027	468,343	0.1
44,000	Boeing Co., 5.705%, 05/01/2040	41,913	0.0
46,000	Boeing Co., 6.858%, 05/01/2054	48,938	0.0
102,000	Boeing Co., 7.008%, 05/01/2064	108,345	0.0
180,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	164,492	0.0
196,000	Carrier Global Corp., 2.722%, 02/15/2030	175,415	0.0
205,000	Carrier Global Corp., 5.900%, 03/15/2034	212,375	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
259,000	Caterpillar Financial Services Corp., 4.375%, 08/16/2029	$255,143	0.0
123,000 (1)	CIMIC Finance USA Pty Ltd., 7.000%, 03/25/2034	127,362	0.0
464,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	464,356	0.1
478,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	485,363	0.1
373,000	CRH SMW Finance DAC, 5.200%, 05/21/2029	375,776	0.1
50,000	FedEx Corp., 3.875%, 08/01/2042	38,937	0.0
1,209,000	Flex Ltd., 5.250%, 01/15/2032	1,190,369	0.1
262,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	242,440	0.0
445,000	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	456,806	0.1
102,000	GATX Corp., 3.500%, 06/01/2032	90,213	0.0
146,000	GATX Corp., 4.000%, 06/30/2030	138,494	0.0
62,000	GATX Corp., 6.050%, 06/05/2054	63,714	0.0
499,000	HEICO Corp., 5.250%, 08/01/2028	503,945	0.1
479,000	Honeywell International, Inc., 4.750%, 02/01/2032	471,419	0.1
180,000	Honeywell International, Inc., 5.000%, 03/01/2035	176,486	0.0
262,000 (2)	Huntington Ingalls Industries, Inc., 4.200%, 05/01/2030	248,802	0.0
104,000	Ingersoll Rand, Inc., 5.450%, 06/15/2034	104,804	0.0
1,035,000	John Deere Capital Corp., 4.400%, 09/08/2031	1,004,515	0.1
312,000	John Deere Capital Corp., MTN, 4.850%, 06/11/2029	313,257	0.0
560,000	John Deere Capital Corp., MTN, 4.900%, 03/07/2031	560,327	0.1
84,000	Mohawk Industries, Inc., 5.850%, 09/18/2028	86,407	0.0
385,000	Nordson Corp., 4.500%, 12/15/2029	375,758	0.1
40,000	Norfolk Southern Corp., 5.050%, 08/01/2030	40,459	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
125,000	Norfolk Southern Corp., 5.550%, 03/15/2034	$127,675	0.0
149,000	Norfolk Southern Corp., 5.950%, 03/15/2064	152,951	0.0
72,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 1.200%, 11/15/2025	69,744	0.0
93,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 1.700%, 06/15/2026	88,844	0.0
637,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 07/01/2029	639,844	0.1
838,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	844,880	0.1
411,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	366,378	0.1
234,000 (2)	Ryder System, Inc., 6.600%, 12/01/2033	253,382	0.0
245,000	Ryder System, Inc., GMTN, 4.950%, 09/01/2029	244,264	0.0
262,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	264,933	0.0
46,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	46,597	0.0
332,000	Ryder System, Inc., MTN, 5.500%, 06/01/2029	338,104	0.0
60,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	56,487	0.0
572,000 (1)	Smurfit Kappa Treasury ULC, 5.200%, 01/15/2030	576,023	0.1
249,000 (1)	Smurfit Kappa Treasury ULC, 5.438%, 04/03/2034	248,584	0.0
220,000 (1)	Smurfit Kappa Treasury ULC, 5.777%, 04/03/2054	218,660	0.0
270,000	Sonoco Products Co., 4.600%, 09/01/2029	263,137	0.0
262,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	259,670	0.0
		16,186,143	1.8
	Technology: 1.8%
855,000	Accenture Capital, Inc., 4.250%, 10/04/2031	821,832	0.1
313,000	AppLovin Corp., 5.125%, 12/01/2029	312,359	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
479,000	AppLovin Corp., 5.375%, 12/01/2031	$479,350	0.1
293,000	AppLovin Corp., 5.500%, 12/01/2034	291,002	0.0
462,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	438,385	0.1
481,000 (1)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	454,219	0.1
588,000 (1)	Broadcom, Inc., 2.450%, 02/15/2031	507,323	0.1
889,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	716,501	0.1
385,000	Broadcom, Inc., 4.800%, 10/15/2034	371,699	0.0
1,047,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	996,484	0.1
267,000	Broadcom, Inc., 5.150%, 11/15/2031	268,804	0.0
415,000	Cadence Design Systems, Inc., 4.300%, 09/10/2029	406,927	0.0
259,000	CDW LLC / CDW Finance Corp., 5.100%, 03/01/2030	255,274	0.0
482,000 (2)	Concentrix Corp., 6.600%, 08/02/2028	494,091	0.1
813,000 (2)	Concentrix Corp., 6.850%, 08/02/2033	820,586	0.1
329,000 (1)	Constellation Software, Inc./Canada, 5.158%, 02/16/2029	330,649	0.0
337,000	Fiserv, Inc., 5.150%, 03/15/2027	339,824	0.0
175,000	Fiserv, Inc., 5.150%, 08/12/2034	171,115	0.0
416,000 (1)	Foundry JV Holdco LLC, 5.875%, 01/25/2034	407,384	0.0
488,000 (1)	Foundry JV Holdco LLC, 5.900%, 01/25/2030	495,159	0.1
572,000	Hewlett Packard Enterprise Co., 4.850%, 10/15/2031	558,107	0.1
526,000	Hewlett Packard Enterprise Co., 5.000%, 10/15/2034	505,854	0.1
354,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	333,473	0.0
222,000	HP, Inc., 2.650%, 06/17/2031	190,111	0.0
437,000	IBM International Capital Pte Ltd., 4.750%, 02/05/2031	433,133	0.1
43,000	Intel Corp., 2.800%, 08/12/2041	27,455	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
10,000 (2)	Intel Corp., 5.200%, 02/10/2033	$9,672	0.0
37,000	Intel Corp., 5.600%, 02/21/2054	32,472	0.0
88,000	Intel Corp., 5.700%, 02/10/2053	77,883	0.0
399,000	International Business Machines Corp., 3.500%, 05/15/2029	378,257	0.0
537,000	Intuit, Inc., 5.500%, 09/15/2053	526,238	0.1
262,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	240,131	0.0
233,000	Marvell Technology, Inc., 5.750%, 02/15/2029	238,918	0.0
559,000 (1)	MSCI, Inc., 3.625%, 09/01/2030	510,973	0.1
48,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	44,099	0.0
233,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 5.000%, 01/15/2033	227,236	0.0
769,000	Oracle Corp., 2.300%, 03/25/2028	711,148	0.1
67,000	Oracle Corp., 2.800%, 04/01/2027	64,346	0.0
137,000	Oracle Corp., 3.250%, 11/15/2027	131,756	0.0
336,000	Oracle Corp., 3.800%, 11/15/2037	280,709	0.0
40,000	Oracle Corp., 3.850%, 07/15/2036	34,293	0.0
90,000	Oracle Corp., 3.850%, 04/01/2060	61,816	0.0
38,000	Oracle Corp., 3.900%, 05/15/2035	33,314	0.0
540,000	Oracle Corp., 5.375%, 09/27/2054	498,181	0.1
227,000	Oracle Corp., 5.500%, 09/27/2064	207,898	0.0
450,000	Qualcomm, Inc., 6.000%, 05/20/2053	470,692	0.1
240,000	Take-Two Interactive Software, Inc., 5.400%, 06/12/2029	243,491	0.0
262,000 (2)	Teledyne FLIR LLC, 2.500%, 08/01/2030	229,076	0.0
		16,679,699	1.8
	Utilities: 2.3%
482,000	AEP Texas, Inc., 5.450%, 05/15/2029	488,452	0.1
193,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	190,003	0.0
411,000	AES Corp., 2.450%, 01/15/2031	342,731	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
299,000(1)(2)	AES Corp., 3.950%, 07/15/2030	$275,806	0.0
323,000	AES Corp., 5.450%, 06/01/2028	324,867	0.0
142,000	Alabama Power Co., 5.850%, 11/15/2033	147,516	0.0
27,000 (1)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	24,035	0.0
377,000	Ameren Corp., 5.000%, 01/15/2029	377,744	0.1
135,000(1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	114,668	0.0
283,000	Avangrid, Inc., 3.800%, 06/01/2029	268,453	0.0
198,000	Black Hills Corp., 3.050%, 10/15/2029	181,379	0.0
144,000	Black Hills Corp., 6.000%, 01/15/2035	148,588	0.0
199,000	CenterPoint Energy, Inc., 5.400%, 06/01/2029	201,397	0.0
182,000(3)	CMS Energy Corp., 3.750%, 12/01/2050	158,831	0.0
367,000(3)	CMS Energy Corp., 4.750%, 06/01/2050	348,254	0.1
42,000	Commonwealth Edison Co., 5.900%, 03/15/2036	43,908	0.0
106,000	Consolidated Edison Co. of New York, Inc. 05-A, 5.300%, 03/01/2035	105,563	0.0
758,000	DTE Energy Co., 5.100%, 03/01/2029	760,137	0.1
137,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	118,763	0.0
37,000	Duke Energy Carolinas LLC, 6.450%, 10/15/2032	39,849	0.0
209,000(3)	Duke Energy Corp., 6.450%, 09/01/2054	212,061	0.0
248,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	209,381	0.0
114,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	118,885	0.0
164,000(1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	142,077	0.0
220,000	Entergy Corp., 2.400%, 06/15/2031	185,794	0.0
141,000	Entergy Corp., 2.800%, 06/15/2030	125,689	0.0
252,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	247,128	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
466,000	Essential Utilities, Inc., 2.704%, 04/15/2030	$415,686	0.1
143,000	Essential Utilities, Inc., 5.375%, 01/15/2034	141,882	0.0
101,000	Evergy Kansas Central, Inc., 5.900%, 11/15/2033	104,575	0.0
262,000	Eversource Energy, 2.550%, 03/15/2031	224,688	0.0
106,000	Eversource Energy, 5.125%, 05/15/2033	103,042	0.0
177,000	Eversource Energy, 5.500%, 01/01/2034	175,732	0.0
295,000	Eversource Energy, 5.950%, 02/01/2029	304,050	0.0
95,000	Exelon Corp., 4.950%, 06/15/2035	90,340	0.0
434,000	Exelon Corp., 5.150%, 03/15/2028	436,897	0.1
377,000	Exelon Corp., 5.150%, 03/15/2029	379,070	0.1
363,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	353,753	0.1
208,000	Florida Power & Light Co., 4.625%, 05/15/2030	206,132	0.0
33,000	Florida Power & Light Co., 5.400%, 09/01/2035	33,400	0.0
20,000	Florida Power & Light Co., 5.650%, 02/01/2037	20,476	0.0
30,000	Indiana Michigan Power Co., 6.050%, 03/15/2037	31,005	0.0
79,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	74,527	0.0
77,000 (1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	65,496	0.0
102,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	103,285	0.0
262,000 (1)	Liberty Utilities Co., 5.577%, 01/31/2029	264,316	0.0
431,000 (1)	Liberty Utilities Co., 5.869%, 01/31/2034	432,233	0.1
102,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	103,275	0.0
29,000	Mississippi Power Co., 4.750%, 10/15/2041	24,774	0.0
340,000 (1)	Monongahela Power Co., 3.550%, 05/15/2027	330,061	0.0
266,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	272,539	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
64,000 (1)	Narragansett Electric Co., 3.395%, 04/09/2030	$59,091	0.0
359,000	National Grid PLC, 5.418%, 01/11/2034	357,565	0.1
506,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	447,304	0.1
200,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	171,274	0.0
43,000	National Rural Utilities Cooperative Finance Corp., 4.023%, 11/01/2032	39,883	0.0
74,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	69,068	0.0
376,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 08/15/2034	368,886	0.1
121,000 (3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	119,673	0.0
39,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	40,362	0.0
384,000 (3)	National Rural Utilities Cooperative Finance Corp., 7.761%, (TSFR3M + 3.172%), 04/30/2043	384,797	0.1
219,000	National Rural Utilities Cooperative Finance Corp., GMTN, 5.000%, 02/07/2031	220,426	0.0
22,000 (1)	New York State Electric & Gas Corp., 3.250%, 12/01/2026	21,331	0.0
401,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	378,954	0.1
412,000 (3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	394,011	0.1
355,000 (1)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	301,821	0.0
95,000 (1)	Niagara Mohawk Power Corp., 5.664%, 01/17/2054	92,245	0.0
156,000	NSTAR Electric Co., 1.950%, 08/15/2031	129,785	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
115,000	NSTAR Electric Co., 5.400%, 06/01/2034	$115,658	0.0
121,000	OGE Energy Corp., 5.450%, 05/15/2029	123,029	0.0
159,000	ONE Gas, Inc., 5.100%, 04/01/2029	160,177	0.0
74,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	59,287	0.0
65,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	53,997	0.0
37,000	PacifiCorp, 4.100%, 02/01/2042	29,908	0.0
177,000	Public Service Electric and Gas Co., MTN, 5.200%, 03/01/2034	176,495	0.0
395,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	333,354	0.0
721,000	Public Service Enterprise Group, Inc., 5.200%, 04/01/2029	728,807	0.1
585,000 (3)	Sempra, 6.400%, 10/01/2054	581,505	0.1
1,785,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	1,478,570	0.2
209,000	Southern California Edison Co., 5.450%, 06/01/2031	212,494	0.0
503,000 (3)	Southern Co. 21-A, 3.750%, 09/15/2051	482,550	0.1
992,000	Southern Co. Gas Capital Corp., 4.950%, 09/15/2034	960,770	0.1
102,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	100,927	0.0
53,000	Southwestern Public Service Co., 6.000%, 06/01/2054	53,639	0.0
627,000	Tucson Electric Power Co., 5.200%, 09/15/2034	616,109	0.1
134,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	121,030	0.0
183,000	Wisconsin Power and Light Co., 5.375%, 03/30/2034	182,610	0.0
		20,760,585	2.3
	Total Corporate Bonds/ Notes (Cost $205,179,184)	202,815,418	22.3
U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.3%
	Federal Home Loan Mortgage Corporation: 3.0%(4)
140,772	2.500%, 05/01/2030	134,373	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
291,770	2.500%, 05/01/2030	$278,229	0.0
441,338	2.500%, 06/01/2030	420,661	0.1
1,646,981	3.000%, 03/01/2045	1,441,484	0.2
1,973,800	3.000%, 03/01/2045	1,737,149	0.2
1,714,652	3.000%, 04/01/2045	1,506,049	0.2
1,762,434	3.000%, 04/01/2045	1,544,365	0.2
3,133,868	3.000%, 10/01/2046	2,723,629	0.3
645,861	3.500%, 08/01/2042	588,170	0.1
1,817,092	3.500%, 03/01/2045	1,639,681	0.2
224,730	3.500%, 04/01/2045	202,720	0.0
771,882	3.500%, 05/01/2045	696,237	0.1
336,399	3.500%, 06/01/2045	303,254	0.0
445,925	3.500%, 07/01/2045	404,055	0.0
509,424	3.500%, 07/01/2045	459,690	0.1
251,231	3.500%, 08/01/2045	226,699	0.0
372,081	3.500%, 08/01/2045	336,216	0.0
442,133	3.500%, 08/01/2045	398,489	0.0
468,483	3.500%, 08/01/2045	424,491	0.1
631,902	3.500%, 08/01/2045	570,205	0.1
507,103	3.500%, 09/01/2045	457,317	0.1
691,955	3.500%, 09/01/2045	624,685	0.1
824,926	3.500%, 11/01/2045	744,373	0.1
445,131	4.000%, 10/01/2041	417,391	0.1
473,133	4.000%, 12/01/2041	443,801	0.1
123,676	4.000%, 07/01/2045	115,048	0.0
75,570	4.000%, 09/01/2045	70,041	0.0
604,896	4.000%, 09/01/2045	561,869	0.1
1,087,565	4.000%, 09/01/2045	1,011,697	0.1
1,257,767	4.000%, 09/01/2045	1,170,023	0.1
529,750	4.000%, 05/01/2047	494,468	0.1
167,505	4.000%, 11/01/2047	155,236	0.0
172,011	4.000%, 03/01/2048	159,832	0.0
688,689	4.000%, 06/01/2048	645,321	0.1
3,160	4.500%, 06/01/2039	3,069	0.0
8,867	4.500%, 09/01/2040	8,601	0.0
32,248	4.500%, 03/01/2041	31,318	0.0
147,997	4.500%, 08/01/2041	143,193	0.0
251,072	4.500%, 08/01/2041	243,830	0.0
94,617	4.500%, 09/01/2041	91,741	0.0
109,273	4.500%, 09/01/2041	106,120	0.0
221,589	4.500%, 09/01/2041	215,197	0.0
659,045	4.500%, 09/01/2041	635,962	0.1
6,866	5.000%, 05/01/2028	6,890	0.0
45,900	5.000%, 05/01/2035	45,592	0.0
141,172	5.000%, 01/01/2041	140,912	0.0
78,016	5.000%, 04/01/2041	76,729	0.0
4,729	5.500%, 03/01/2034	4,770	0.0
724	5.500%, 05/01/2036	727	0.0
33,778	5.500%, 06/01/2036	34,164	0.0
3,929	5.500%, 12/01/2036	3,982	0.0
18,884	5.500%, 03/01/2037	18,756	0.0
4,823	5.500%, 04/01/2037	4,858	0.0
30,940	5.500%, 05/01/2037	31,167	0.0
52,067	5.500%, 07/01/2037	52,450	0.0
6,568	5.500%, 09/01/2037	6,657	0.0
5,677	5.500%, 10/01/2037	5,716	0.0
18,353	5.500%, 11/01/2037	18,498	0.0
16,979	5.500%, 12/01/2037	17,085	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
58,567	5.500%, 12/01/2037	$58,992	0.0
3,394	5.500%, 01/01/2038	3,418	0.0
3,742	5.500%, 01/01/2038	3,775	0.0
38,726	5.500%, 02/01/2038	39,031	0.0
52,944	5.500%, 02/01/2038	53,285	0.0
39,414	5.500%, 03/01/2038	39,684	0.0
46,563	5.500%, 04/01/2038	46,886	0.0
4,051	5.500%, 05/01/2038	4,076	0.0
43,061	5.500%, 05/01/2038	43,325	0.0
29,981	5.500%, 06/01/2038	30,072	0.0
101,004	5.500%, 06/01/2038	101,623	0.0
93,060	5.500%, 07/01/2038	93,717	0.0
3,526	5.500%, 08/01/2038	3,536	0.0
18,917	5.500%, 08/01/2038	19,035	0.0
21,204	5.500%, 09/01/2038	21,336	0.0
18,680	5.500%, 10/01/2038	18,802	0.0
21,429	5.500%, 10/01/2038	21,563	0.0
2,116	5.500%, 11/01/2038	2,129	0.0
71,476	5.500%, 11/01/2038	71,943	0.0
3,996	5.500%, 12/01/2038	4,020	0.0
7,341	5.500%, 12/01/2038	7,440	0.0
16,194	5.500%, 01/01/2039	16,298	0.0
37,565	5.500%, 03/01/2039	37,796	0.0
14,005	5.500%, 07/01/2039	14,106	0.0
9,160	5.500%, 12/01/2039	9,218	0.0
62,637	5.500%, 03/01/2040	63,034	0.0
20,557	5.500%, 08/01/2040	20,683	0.0
33,584	5.500%, 08/01/2040	33,790	0.0
40,335	5.500%, 08/01/2040	40,590	0.0
83,048	6.000%, 09/01/2027	83,827	0.0
2,748	6.000%, 02/01/2029	2,806	0.0
3,528	6.000%, 05/01/2035	3,594	0.0
163,681	6.000%, 03/01/2037	170,005	0.0
1,405	6.000%, 05/01/2037	1,459	0.0
19,395	6.000%, 07/01/2037	20,140	0.0
4,820	6.000%, 08/01/2037	4,989	0.0
22,560	6.000%, 08/01/2037	23,427	0.0
126,321	6.000%, 09/01/2037	131,073	0.0
331	6.000%, 10/01/2037	342	0.0
5,050	6.000%, 11/01/2037	5,241	0.0
1,658	6.000%, 12/01/2037	1,686	0.0
4,813	6.000%, 12/01/2037	4,993	0.0
127,225	6.000%, 01/01/2038	131,882	0.0
738	6.000%, 04/01/2038	765	0.0
4,802	6.000%, 06/01/2038	4,932	0.0
285	6.000%, 07/01/2038	291	0.0
9,698	6.000%, 08/01/2038	9,898	0.0
34,611	6.000%, 11/01/2038	35,647	0.0
10,470	6.000%, 05/01/2039	10,720	0.0
6,443	6.000%, 08/01/2039	6,571	0.0
1,535	6.000%, 09/01/2039	1,556	0.0
338,580	6.500%, 09/01/2034	348,147	0.0
3,261 (3)	6.670%, (H15T1Y + 2.250%), 11/01/2031	3,323	0.0
25,948 (3)	7.068%, (RFUCCT1Y + 1.345%), 09/01/2035	26,623	0.0
1,402 (3)	7.125%, (H15T1Y + 2.250%), 04/01/2032	1,431	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
175,308 (3)	7.417%, (RFUCCT1Y + 1.738%), 06/01/2035	$181,516	0.0
23,697 (3)	7.430%, (H15T1Y + 2.436%), 01/01/2029	23,810	0.0
		27,218,829	3.0
	Federal National Mortgage Association: 0.1%(4)
837 (3)	4.628%, (ECOFC + 1.257%), 05/01/2036	827	0.0
5,376 (3)	5.185%, (ECOFC + 1.931%), 12/01/2036	5,341	0.0
36,027 (3)	6.061%, (RFUCCT1Y + 1.646%), 02/01/2034	36,339	0.0
18,245 (3)	6.128%, (12MTA + 1.200%), 08/01/2042	18,366	0.0
26,617 (3)	6.128%, (12MTA + 1.200%), 08/01/2042	26,792	0.0
8,567 (3)	6.128%, (12MTA + 1.200%), 10/01/2044	8,670	0.0
13,778 (3)	6.128%, (12MTA + 1.200%), 10/01/2044	13,824	0.0
16,617 (3)	6.175%, (RFUCCT1Y + 1.675%), 02/01/2035	16,844	0.0
44,945 (3)	6.358%, (RFUCCT1Y + 1.552%), 04/01/2035	45,319	0.0
111,874 (3)	6.533%, (RFUCCT1Y + 1.658%), 10/01/2035	113,431	0.0
11,624 (3)	6.559%, (RFUCCT1M + 1.559%), 02/01/2033	11,680	0.0
5,806 (3)	6.585%, (H15T1Y + 2.210%), 04/01/2032	5,899	0.0
11,208 (3)	6.748%, (RFUCCT6M + 1.373%), 09/01/2035	11,145	0.0
211,766 (3)	6.904%, (H15T1Y + 1.805%), 08/01/2035	215,809	0.1
812 (3)	6.945%, (H15T1Y + 2.215%), 09/01/2031	818	0.0
53,056 (3)	7.175%, (H15T1Y + 2.175%), 10/01/2035	54,346	0.0
9,669 (3)	7.223%, (RFUCCT1Y + 1.473%), 08/01/2035	9,742	0.0
82,934 (3)	7.435%, (RFUCCT1Y + 1.810%), 09/01/2034	84,112	0.0
		679,304	0.1
	Government National Mortgage Association: 4.1%
3,649,358	2.500%, 08/20/2051	3,051,499	0.3
2,970,677	2.500%, 09/20/2051	2,483,997	0.3
1,538,848	2.500%, 11/20/2051	1,286,737	0.1
3,114,677	2.500%, 12/20/2051	2,604,388	0.3
4,994,585	2.500%, 03/20/2052	4,176,168	0.5
4,242,063	2.500%, 04/20/2052	3,546,946	0.4
4,551,565	3.000%, 04/20/2045	4,031,885	0.4
819,848	3.000%, 11/20/2051	711,786	0.1
902,507	3.000%, 03/20/2052	782,088	0.1
1,641,193	3.500%, 07/20/2046	1,448,321	0.2
241,385	3.500%, 07/20/2047	218,532	0.0
2,229,051	3.500%, 01/20/2048	2,019,629	0.2
305,907	4.000%, 11/20/2040	290,005	0.0
551,460	4.000%, 03/20/2046	514,612	0.1

 See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
488,001	4.500%, 08/20/2041	$473,794	0.1
221,472	4.500%, 01/20/2047	213,655	0.0
3,128	5.000%, 11/15/2035	3,079	0.0
3,894	5.000%, 11/15/2035	3,891	0.0
11,129	5.000%, 11/15/2035	10,954	0.0
12,462	5.000%, 06/15/2037	12,279	0.0
25,928	5.000%, 03/15/2038	25,508	0.0
43,209	5.000%, 03/15/2038	42,875	0.0
2,192	5.000%, 06/15/2038	2,158	0.0
749	5.000%, 09/15/2038	744	0.0
7,479	5.000%, 11/15/2038	7,480	0.0
25,976	5.000%, 11/15/2038	26,000	0.0
6,736	5.000%, 12/15/2038	6,733	0.0
36,338	5.000%, 12/15/2038	36,387	0.0
32,454	5.000%, 01/15/2039	32,471	0.0
62,242	5.000%, 01/15/2039	61,956	0.0
16,543	5.000%, 02/15/2039	16,486	0.0
37,177	5.000%, 02/15/2039	37,212	0.0
53,610	5.000%, 02/15/2039	53,486	0.0
1,382	5.000%, 03/15/2039	1,381	0.0
42,187	5.000%, 03/15/2039	42,100	0.0
43,755	5.000%, 03/15/2039	43,674	0.0
67,234	5.000%, 03/15/2039	67,161	0.0
43,276	5.000%, 04/15/2039	43,237	0.0
157	5.000%, 05/15/2039	154	0.0
27,454	5.000%, 05/15/2039	27,408	0.0
59,024	5.000%, 05/15/2039	58,983	0.0
37,699	5.000%, 07/15/2039	37,688	0.0
26,448	5.000%, 09/15/2039	26,245	0.0
6,795	5.000%, 11/15/2039	6,665	0.0
1,037	5.000%, 04/15/2040	1,028	0.0
6,327	5.000%, 06/15/2040	6,298	0.0
14,028	5.000%, 09/15/2040	14,050	0.0
27,696	5.000%, 10/15/2040	27,654	0.0
43,230	5.000%, 05/15/2042	42,676	0.0
152,554	5.000%, 02/20/2043	152,086	0.0
8,666,000 (5)	5.500%, 01/20/2055	8,595,712	1.0
		37,427,941	4.1
	Uniform Mortgage-Backed Securities: 12.1%
3,494,692	2.000%, 10/01/2050	2,746,982	0.3
864,084	2.000%, 11/01/2051	686,215	0.1
2,375,583	2.000%, 11/01/2051	1,882,859	0.2
4,440,320	2.000%, 12/01/2051	3,472,481	0.4
5,666,076	2.000%, 12/01/2051	4,458,423	0.5
1,648,317	2.000%, 02/01/2052	1,306,181	0.2
3,024,989	2.000%, 02/01/2052	2,401,908	0.3
2,844,883	2.000%, 03/01/2052	2,218,455	0.3
612,125	2.500%, 05/01/2030	584,472	0.1
496,555	2.500%, 07/01/2030	472,795	0.1
1,678,259	2.500%, 11/01/2051	1,381,488	0.2
3,198,739	2.500%, 12/01/2051	2,645,359	0.3
4,026,291	2.500%, 12/01/2051	3,332,292	0.4
2,193,524	2.500%, 02/01/2052	1,825,576	0.2
3,589,522	2.500%, 02/01/2052	2,954,830	0.3
3,645,842	2.500%, 02/01/2052	3,014,520	0.4
4,198,327	2.500%, 02/01/2052	3,456,281	0.4
5,467,517	2.500%, 02/01/2052	4,531,963	0.5
644,615	3.000%, 09/01/2030	621,230	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
661,052	3.000%, 08/01/2043	$583,615	0.1
1,135,083	3.000%, 09/01/2043	1,002,139	0.1
2,589,878	3.000%, 08/01/2046	2,251,946	0.3
246,646	3.000%, 09/01/2046	214,073	0.0
2,098,760	3.000%, 02/01/2052	1,801,636	0.2
364,386	3.500%, 12/01/2041	332,208	0.1
64,086	3.500%, 08/01/2042	58,418	0.0
312,869	3.500%, 08/01/2042	284,391	0.1
255,649	3.500%, 10/01/2042	232,926	0.0
440,066	3.500%, 10/01/2042	400,953	0.1
193,014	3.500%, 03/01/2043	175,932	0.0
1,532,759	3.500%, 01/01/2046	1,383,034	0.2
2,662,325	3.500%, 02/01/2046	2,402,429	0.3
1,988,286	3.500%, 08/01/2046	1,790,223	0.2
1,793,166	3.500%, 09/01/2047	1,610,071	0.2
1,882,925	3.500%, 02/01/2052	1,673,795	0.2
1,122	4.000%, 05/01/2029	1,106	0.0
11,023	4.000%, 11/01/2030	10,826	0.0
6,099	4.000%, 02/01/2031	5,984	0.0
3,603	4.000%, 10/01/2031	3,523	0.0
163,495	4.000%, 07/01/2042	153,511	0.0
358,365	4.000%, 07/01/2042	338,261	0.1
1,388,703	4.000%, 07/01/2042	1,307,347	0.2
125,378	4.000%, 08/01/2042	118,392	0.0
1,134,455	4.000%, 08/01/2043	1,065,132	0.1
1,865,611	4.000%, 09/01/2043	1,751,617	0.2
61,721	4.000%, 10/01/2043	57,875	0.0
133,968	4.000%, 10/01/2043	125,452	0.0
333,401	4.000%, 06/01/2045	309,726	0.1
668,869	4.000%, 07/01/2045	624,985	0.1
1,391,523	4.000%, 07/01/2045	1,298,397	0.2
2,548,565	4.000%, 02/01/2046	2,372,692	0.3
494,309	4.000%, 06/01/2047	460,406	0.1
61,232	4.000%, 03/01/2048	56,781	0.0
289,137	4.000%, 03/01/2048	268,243	0.0
2,085,120	4.000%, 09/01/2048	1,940,237	0.2
1,842	4.500%, 10/01/2025	1,834	0.0
11,464	4.500%, 07/01/2026	11,428	0.0
140,704	4.500%, 04/01/2029	139,758	0.0
2,207	4.500%, 06/01/2029	2,193	0.0
26,757	4.500%, 06/01/2029	26,535	0.0
27,236	4.500%, 07/01/2029	27,059	0.0
663	4.500%, 10/01/2029	659	0.0
4,557	4.500%, 06/01/2030	4,505	0.0
149,359	4.500%, 10/01/2030	148,161	0.0
25,819	4.500%, 02/01/2031	25,465	0.0
23,058	4.500%, 05/01/2031	22,877	0.0
19,492	4.500%, 10/01/2033	19,124	0.0
8,274	4.500%, 01/01/2034	7,995	0.0
1,921	4.500%, 07/01/2034	1,856	0.0
2,833	4.500%, 09/01/2035	2,720	0.0
13,934	4.500%, 09/01/2035	13,464	0.0
18,974	4.500%, 11/01/2035	18,335	0.0
108,292	4.500%, 02/01/2036	103,170	0.0
37,282	4.500%, 01/01/2037	36,023	0.0
19,663	4.500%, 09/01/2037	19,013	0.0
1,405	4.500%, 02/01/2038	1,363	0.0
10,205	4.500%, 01/01/2039	9,898	0.0
17,622	4.500%, 02/01/2039	17,091	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
8,489	4.500%, 04/01/2039	$8,229	0.0
23,047	4.500%, 04/01/2039	22,354	0.0
42,613	4.500%, 04/01/2039	41,009	0.0
255	4.500%, 05/01/2039	247	0.0
2,433	4.500%, 05/01/2039	2,359	0.0
7,720	4.500%, 05/01/2039	7,488	0.0
40,393	4.500%, 05/01/2039	39,177	0.0
44,049	4.500%, 05/01/2039	42,724	0.0
48,579	4.500%, 05/01/2039	47,117	0.0
529,628	4.500%, 05/01/2039	513,679	0.1
4,027	4.500%, 06/01/2039	3,905	0.0
62,699	4.500%, 06/01/2039	60,812	0.0
8,859	4.500%, 07/01/2039	8,592	0.0
14,469	4.500%, 07/01/2039	13,980	0.0
30,487	4.500%, 07/01/2039	29,560	0.0
30,934	4.500%, 08/01/2039	30,003	0.0
35,438	4.500%, 08/01/2039	34,136	0.0
64,092	4.500%, 08/01/2039	62,163	0.0
113,116	4.500%, 08/01/2039	109,712	0.0
114,257	4.500%, 09/01/2039	110,168	0.0
96,492	4.500%, 10/01/2039	93,586	0.0
6,003	4.500%, 11/01/2039	5,822	0.0
52,687	4.500%, 11/01/2039	51,101	0.0
2,984	4.500%, 12/01/2039	2,894	0.0
6,111	4.500%, 12/01/2039	5,927	0.0
3,096	4.500%, 01/01/2040	3,003	0.0
209,147	4.500%, 01/01/2040	202,459	0.0
50,432	4.500%, 02/01/2040	48,913	0.0
96,540	4.500%, 02/01/2040	93,632	0.0
30,588	4.500%, 04/01/2040	29,668	0.0
305,457	4.500%, 04/01/2040	296,256	0.1
31,320	4.500%, 05/01/2040	30,383	0.0
138,900	4.500%, 05/01/2040	134,210	0.0
1,995	4.500%, 06/01/2040	1,935	0.0
19,533	4.500%, 06/01/2040	18,945	0.0
35,338	4.500%, 06/01/2040	34,274	0.0
64,160	4.500%, 06/01/2040	62,228	0.0
162,831	4.500%, 06/01/2040	157,930	0.0
8,664	4.500%, 07/01/2040	8,402	0.0
48,863	4.500%, 07/01/2040	47,392	0.0
68,652	4.500%, 07/01/2040	66,584	0.0
1,237	4.500%, 08/01/2040	1,199	0.0
2,823	4.500%, 08/01/2040	2,738	0.0
15,976	4.500%, 08/01/2040	15,495	0.0
17,782	4.500%, 08/01/2040	17,246	0.0
39,764	4.500%, 08/01/2040	38,567	0.0
39,992	4.500%, 08/01/2040	38,787	0.0
43,652	4.500%, 08/01/2040	41,841	0.0
5,792	4.500%, 09/01/2040	5,618	0.0
10,103	4.500%, 09/01/2040	9,799	0.0
11,624	4.500%, 09/01/2040	11,182	0.0
15,861	4.500%, 09/01/2040	15,383	0.0
16,329	4.500%, 09/01/2040	15,837	0.0
69,651	4.500%, 09/01/2040	67,481	0.0
119,203	4.500%, 09/01/2040	115,613	0.0
16,277	4.500%, 10/01/2040	15,787	0.0
17,256	4.500%, 10/01/2040	16,736	0.0
51,876	4.500%, 10/01/2040	49,996	0.0
85,893	4.500%, 10/01/2040	83,307	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
100,130	4.500%, 10/01/2040	$97,115	0.0
26,626	4.500%, 11/01/2040	25,824	0.0
29,823	4.500%, 11/01/2040	28,924	0.0
111,916	4.500%, 11/01/2040	107,136	0.0
222,951	4.500%, 11/01/2040	216,237	0.0
614,262	4.500%, 11/01/2040	595,759	0.1
1,866	4.500%, 12/01/2040	1,810	0.0
10,843	4.500%, 12/01/2040	10,455	0.0
13,666	4.500%, 12/01/2040	13,255	0.0
14,377	4.500%, 12/01/2040	13,944	0.0
21,185	4.500%, 12/01/2040	20,547	0.0
26,818	4.500%, 12/01/2040	26,010	0.0
64,279	4.500%, 12/01/2040	62,342	0.0
65,777	4.500%, 12/01/2040	63,694	0.0
128,672	4.500%, 12/01/2040	124,796	0.0
10,831	4.500%, 01/01/2041	10,505	0.0
25,190	4.500%, 01/01/2041	24,432	0.0
77,042	4.500%, 01/01/2041	74,066	0.0
139,502	4.500%, 01/01/2041	135,226	0.0
273,246	4.500%, 01/01/2041	265,016	0.0
13,294	4.500%, 02/01/2041	12,893	0.0
33,423	4.500%, 02/01/2041	32,417	0.0
45,005	4.500%, 02/01/2041	43,650	0.0
46,919	4.500%, 02/01/2041	45,505	0.0
52,119	4.500%, 02/01/2041	49,958	0.0
2,495	4.500%, 03/01/2041	2,420	0.0
10,454	4.500%, 03/01/2041	9,944	0.0
11,899	4.500%, 03/01/2041	11,540	0.0
16,491	4.500%, 03/01/2041	15,995	0.0
23,396	4.500%, 03/01/2041	22,685	0.0
31,473	4.500%, 03/01/2041	30,525	0.0
49,580	4.500%, 03/01/2041	48,088	0.0
64,991	4.500%, 03/01/2041	63,035	0.0
109,003	4.500%, 03/01/2041	104,943	0.0
3,205	4.500%, 04/01/2041	3,108	0.0
14,328	4.500%, 04/01/2041	13,729	0.0
23,067	4.500%, 04/01/2041	22,372	0.0
67,263	4.500%, 04/01/2041	64,395	0.0
129,583	4.500%, 04/01/2041	125,680	0.0
236,458	4.500%, 04/01/2041	229,337	0.0
2,117	4.500%, 05/01/2041	2,053	0.0
3,928	4.500%, 05/01/2041	3,810	0.0
9,581	4.500%, 05/01/2041	9,293	0.0
10,413	4.500%, 05/01/2041	10,046	0.0
16,178	4.500%, 05/01/2041	15,690	0.0
122,390	4.500%, 05/01/2041	118,137	0.0
130,739	4.500%, 05/01/2041	126,219	0.0
151,449	4.500%, 05/01/2041	146,888	0.0
238,103	4.500%, 05/01/2041	230,926	0.0
8,713	4.500%, 06/01/2041	8,450	0.0
44,292	4.500%, 06/01/2041	42,797	0.0
163,133	4.500%, 06/01/2041	157,795	0.0
1,486	4.500%, 07/01/2041	1,431	0.0
2,434	4.500%, 07/01/2041	2,361	0.0
7,056	4.500%, 07/01/2041	6,844	0.0
14,233	4.500%, 07/01/2041	13,807	0.0
30,023	4.500%, 07/01/2041	28,765	0.0
62,570	4.500%, 07/01/2041	60,686	0.0
117,503	4.500%, 07/01/2041	113,961	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
11,132	4.500%, 08/01/2041	$10,797	0.0
19,630	4.500%, 08/01/2041	18,728	0.0
37,618	4.500%, 08/01/2041	36,172	0.0
58,299	4.500%, 08/01/2041	56,543	0.0
77,913	4.500%, 08/01/2041	75,566	0.0
102,681	4.500%, 08/01/2041	98,610	0.0
118,135	4.500%, 08/01/2041	112,979	0.0
145,208	4.500%, 08/01/2041	140,384	0.0
3,094	4.500%, 09/01/2041	3,001	0.0
8,171	4.500%, 09/01/2041	7,925	0.0
40,385	4.500%, 09/01/2041	39,085	0.0
352,222	4.500%, 09/01/2041	341,243	0.1
13,030	4.500%, 10/01/2041	12,638	0.0
21,032	4.500%, 10/01/2041	20,344	0.0
40,321	4.500%, 10/01/2041	38,631	0.0
78,196	4.500%, 10/01/2041	75,840	0.0
110,301	4.500%, 10/01/2041	106,863	0.0
171,245	4.500%, 10/01/2041	166,086	0.0
360,404	4.500%, 10/01/2041	347,868	0.1
785,934	4.500%, 10/01/2041	757,786	0.1
2,147	4.500%, 11/01/2041	2,083	0.0
174,230	4.500%, 11/01/2041	168,979	0.0
163,081	4.500%, 12/01/2041	157,244	0.0
387,505	4.500%, 12/01/2041	375,026	0.1
7,206	4.500%, 01/01/2042	6,989	0.0
9,868	4.500%, 01/01/2042	9,489	0.0
16,966	4.500%, 01/01/2042	16,402	0.0
30,953	4.500%, 03/01/2042	29,798	0.0
25,193	4.500%, 04/01/2042	23,942	0.0
10,280	4.500%, 06/01/2042	9,912	0.0
4,182	4.500%, 08/01/2042	4,056	0.0
3,813	4.500%, 09/01/2042	3,621	0.0
6,069	4.500%, 01/01/2043	5,778	0.0
3,776	4.500%, 12/01/2043	3,629	0.0
40,415	4.500%, 04/01/2047	38,821	0.0
19,503	4.500%, 05/01/2047	18,678	0.0
45,030	4.500%, 06/01/2047	43,110	0.0
65,332	4.500%, 06/01/2047	62,567	0.0
61,307	4.500%, 07/01/2047	58,941	0.0
230,670	4.500%, 07/01/2047	220,548	0.0
15,499	4.500%, 08/01/2047	14,803	0.0
6,086,901	4.500%, 12/01/2054	5,728,917	0.6
3,940	5.000%, 04/01/2026	3,929	0.0
5,326	5.000%, 05/01/2026	5,311	0.0
6,092	5.000%, 08/01/2027	6,088	0.0
4,081	5.000%, 04/01/2028	4,090	0.0
4,296,258	5.000%, 05/01/2042	4,282,644	0.5
574,748	5.000%, 09/01/2052	556,759	0.1
686	5.500%, 07/01/2026	682	0.0
1,147	5.500%, 12/01/2027	1,154	0.0
6,594	5.500%, 04/01/2028	6,626	0.0
1,840	5.500%, 08/01/2028	1,857	0.0
2,663	5.500%, 01/01/2029	2,680	0.0
24,018	5.500%, 10/01/2029	24,204	0.0
20,963	5.500%, 04/01/2033	21,111	0.0
9,998	5.500%, 10/01/2033	10,074	0.0
422	5.500%, 11/01/2033	432	0.0
1,787	5.500%, 11/01/2033	1,791	0.0
2,791	5.500%, 11/01/2033	2,802	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
3,311	5.500%, 11/01/2033	$3,324	0.0
591	5.500%, 12/01/2033	591	0.0
8,682	5.500%, 12/01/2033	8,759	0.0
22,398	5.500%, 12/01/2033	22,560	0.0
50,737	5.500%, 12/01/2033	51,105	0.0
153,400	5.500%, 12/01/2033	153,608	0.0
146	5.500%, 01/01/2034	148	0.0
2,872	5.500%, 01/01/2034	2,897	0.0
7,291	5.500%, 01/01/2034	7,359	0.0
12,205	5.500%, 01/01/2034	12,135	0.0
55,332	5.500%, 01/01/2034	55,734	0.0
2,305	5.500%, 06/01/2034	2,326	0.0
3,873	5.500%, 11/01/2034	3,921	0.0
22,015	5.500%, 11/01/2034	22,175	0.0
458	5.500%, 12/01/2034	463	0.0
6,497	5.500%, 01/01/2035	6,547	0.0
14,036	5.500%, 01/01/2035	14,161	0.0
18,802	5.500%, 01/01/2035	18,901	0.0
5,354	5.500%, 02/01/2035	5,419	0.0
4,156	5.500%, 07/01/2035	4,206	0.0
353,246	5.500%, 08/01/2035	357,112	0.1
1,460	5.500%, 10/01/2035	1,504	0.0
269	5.500%, 11/01/2035	270	0.0
24,410	5.500%, 11/01/2035	24,708	0.0
351	5.500%, 12/01/2035	356	0.0
389	5.500%, 12/01/2035	392	0.0
6,304	5.500%, 12/01/2035	6,381	0.0
53,614	5.500%, 12/01/2035	54,266	0.0
4,506	5.500%, 01/01/2036	4,560	0.0
36,972	5.500%, 01/01/2036	37,422	0.0
362	5.500%, 02/01/2036	364	0.0
5,512	5.500%, 04/01/2036	5,579	0.0
317	5.500%, 08/01/2036	320	0.0
21,906	5.500%, 09/01/2036	22,073	0.0
35,000	5.500%, 09/01/2036	35,296	0.0
561	5.500%, 12/01/2036	568	0.0
837	5.500%, 12/01/2036	842	0.0
58,248	5.500%, 12/01/2036	58,719	0.0
62,780	5.500%, 12/01/2036	63,481	0.0
5,307	5.500%, 01/01/2037	5,352	0.0
29,593	5.500%, 01/01/2037	29,893	0.0
49,547	5.500%, 02/01/2037	49,998	0.0
127,765	5.500%, 03/01/2037	128,343	0.0
5,789	5.500%, 04/01/2037	5,836	0.0
404	5.500%, 05/01/2037	407	0.0
1,169	5.500%, 05/01/2037	1,168	0.0
6,405	5.500%, 05/01/2037	6,444	0.0
11,842	5.500%, 05/01/2037	11,926	0.0
12,329	5.500%, 06/01/2037	12,396	0.0
27,535	5.500%, 06/01/2037	27,757	0.0
13,553	5.500%, 07/01/2037	13,580	0.0
7,125	5.500%, 08/01/2037	7,205	0.0
19,510	5.500%, 08/01/2037	19,747	0.0
21,853	5.500%, 08/01/2037	21,985	0.0
52,502	5.500%, 09/01/2037	52,872	0.0
269	5.500%, 11/01/2037	270	0.0
186,757	5.500%, 01/01/2038	187,827	0.0
356	5.500%, 02/01/2038	358	0.0
594	5.500%, 02/01/2038	597	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
3,391	5.500%, 03/01/2038	$3,407	0.0
168,294	5.500%, 03/01/2038	169,157	0.0
233	5.500%, 04/01/2038	234	0.0
7,884	5.500%, 04/01/2038	7,915	0.0
26,038	5.500%, 04/01/2038	26,163	0.0
1,434	5.500%, 05/01/2038	1,442	0.0
4,720	5.500%, 05/01/2038	4,747	0.0
48,017	5.500%, 05/01/2038	48,098	0.0
10,675	5.500%, 06/01/2038	10,726	0.0
40,980	5.500%, 06/01/2038	41,227	0.0
196	5.500%, 07/01/2038	197	0.0
20,606	5.500%, 07/01/2038	20,710	0.0
23,297	5.500%, 07/01/2038	23,473	0.0
23,591	5.500%, 07/01/2038	23,704	0.0
5,196	5.500%, 08/01/2038	5,259	0.0
10,568	5.500%, 08/01/2038	10,619	0.0
33,848	5.500%, 08/01/2038	34,011	0.0
25,326	5.500%, 11/01/2038	25,593	0.0
91,023	5.500%, 11/01/2038	91,516	0.0
104	5.500%, 12/01/2038	105	0.0
16,669	5.500%, 12/01/2038	16,774	0.0
25,362	5.500%, 01/01/2039	25,567	0.0
48,679	5.500%, 01/01/2039	49,047	0.0
163,828	5.500%, 01/01/2039	164,816	0.0
9,797	5.500%, 03/01/2039	9,851	0.0
84,467	5.500%, 06/01/2039	84,969	0.0
150,927	5.500%, 06/01/2039	152,302	0.0
8,449	5.500%, 07/01/2041	8,489	0.0
163,908	5.500%, 09/01/2041	165,902	0.0
5,718,507	5.500%, 02/01/2054	5,647,327	0.6
25,639	6.000%, 11/01/2028	26,048	0.0
164	6.000%, 04/01/2031	170	0.0
176	6.000%, 01/01/2032	179	0.0
312	6.000%, 11/01/2032	316	0.0
411	6.000%, 11/01/2032	413	0.0
21,814	6.000%, 01/01/2033	22,256	0.0
1,685	6.000%, 09/01/2033	1,734	0.0
293	6.000%, 01/01/2034	299	0.0
10,135	6.000%, 06/01/2035	10,185	0.0
2,473	6.000%, 07/01/2035	2,533	0.0
4,020	6.000%, 07/01/2035	4,072	0.0
4,849	6.000%, 07/01/2035	4,951	0.0
5,619	6.000%, 07/01/2035	5,810	0.0
314	6.000%, 10/01/2035	317	0.0
816	6.000%, 10/01/2035	828	0.0
24,998	6.000%, 11/01/2035	25,551	0.0
1,938	6.000%, 12/01/2035	1,965	0.0
22,076	6.000%, 12/01/2035	22,881	0.0
3,447	6.000%, 01/01/2036	3,516	0.0
14,976	6.000%, 02/01/2036	15,534	0.0
25,467	6.000%, 02/01/2036	26,416	0.0
9,865	6.000%, 03/01/2036	10,119	0.0
16,301	6.000%, 03/01/2036	16,795	0.0
9,777	6.000%, 04/01/2036	10,109	0.0
20,944	6.000%, 04/01/2036	21,723	0.0
6,669	6.000%, 05/01/2036	6,739	0.0
294	6.000%, 06/01/2036	302	0.0
1,603	6.000%, 06/01/2036	1,636	0.0
1,064	6.000%, 07/01/2036	1,084	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
1,228	6.000%, 07/01/2036	$1,241	0.0
9,306	6.000%, 07/01/2036	9,500	0.0
35,697	6.000%, 07/01/2036	37,025	0.0
1,211	6.000%, 08/01/2036	1,235	0.0
1,916	6.000%, 08/01/2036	1,987	0.0
9,859	6.000%, 08/01/2036	10,226	0.0
10,835	6.000%, 08/01/2036	11,080	0.0
68,614	6.000%, 08/01/2036	70,047	0.0
69	6.000%, 09/01/2036	70	0.0
5,703	6.000%, 09/01/2036	5,787	0.0
6,974	6.000%, 09/01/2036	7,233	0.0
10,993	6.000%, 09/01/2036	11,211	0.0
11,385	6.000%, 09/01/2036	11,678	0.0
26,470	6.000%, 09/01/2036	27,452	0.0
49,623	6.000%, 09/01/2036	50,313	0.0
2,023	6.000%, 10/01/2036	2,049	0.0
6,852	6.000%, 10/01/2036	6,952	0.0
8,360	6.000%, 10/01/2036	8,671	0.0
17,081	6.000%, 10/01/2036	17,742	0.0
21,044	6.000%, 10/01/2036	21,758	0.0
21,079	6.000%, 10/01/2036	21,797	0.0
6,232	6.000%, 11/01/2036	6,382	0.0
18,284	6.000%, 11/01/2036	18,960	0.0
1,131	6.000%, 12/01/2036	1,156	0.0
1,880	6.000%, 12/01/2036	1,950	0.0
2,742	6.000%, 12/01/2036	2,801	0.0
12,224	6.000%, 12/01/2036	12,422	0.0
20,575	6.000%, 12/01/2036	21,338	0.0
186	6.000%, 01/01/2037	189	0.0
328	6.000%, 01/01/2037	339	0.0
4,475	6.000%, 01/01/2037	4,627	0.0
9,455	6.000%, 01/01/2037	9,540	0.0
6,812	6.000%, 02/01/2037	6,979	0.0
7,929	6.000%, 02/01/2037	8,223	0.0
45,834	6.000%, 02/01/2037	47,395	0.0
330	6.000%, 03/01/2037	339	0.0
4,099	6.000%, 03/01/2037	4,170	0.0
4,129	6.000%, 03/01/2037	4,283	0.0
6,443	6.000%, 03/01/2037	6,558	0.0
9,149	6.000%, 03/01/2037	9,490	0.0
74,378	6.000%, 03/01/2037	76,865	0.0
581	6.000%, 04/01/2037	591	0.0
660	6.000%, 04/01/2037	669	0.0
1,063	6.000%, 04/01/2037	1,103	0.0
1,872	6.000%, 04/01/2037	1,919	0.0
3,779	6.000%, 04/01/2037	3,881	0.0
8,356	6.000%, 04/01/2037	8,666	0.0
10,555	6.000%, 04/01/2037	10,838	0.0
12,390	6.000%, 04/01/2037	12,649	0.0
12,614	6.000%, 04/01/2037	13,083	0.0
18,751	6.000%, 04/01/2037	19,049	0.0
24,525	6.000%, 04/01/2037	24,924	0.0
32,933	6.000%, 04/01/2037	34,087	0.0
56,603	6.000%, 04/01/2037	58,684	0.0
503	6.000%, 05/01/2037	513	0.0
4,313	6.000%, 05/01/2037	4,457	0.0
5,015	6.000%, 05/01/2037	5,099	0.0
6,583	6.000%, 05/01/2037	6,667	0.0
9,100	6.000%, 05/01/2037	9,438	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
9,641	6.000%, 05/01/2037	$9,748	0.0
11,040	6.000%, 05/01/2037	11,201	0.0
11,731	6.000%, 05/01/2037	11,888	0.0
18,074	6.000%, 05/01/2037	18,688	0.0
43,363	6.000%, 05/01/2037	44,974	0.0
2,663	6.000%, 06/01/2037	2,756	0.0
3,296	6.000%, 06/01/2037	3,362	0.0
3,449	6.000%, 06/01/2037	3,577	0.0
4,406	6.000%, 06/01/2037	4,462	0.0
21,481	6.000%, 06/01/2037	21,701	0.0
28,984	6.000%, 06/01/2037	29,962	0.0
2,077	6.000%, 07/01/2037	2,148	0.0
3,882	6.000%, 07/01/2037	4,047	0.0
4,037	6.000%, 07/01/2037	4,187	0.0
4,769	6.000%, 07/01/2037	4,828	0.0
4,992	6.000%, 07/01/2037	5,064	0.0
5,785	6.000%, 07/01/2037	5,902	0.0
11,381	6.000%, 07/01/2037	11,619	0.0
28,186	6.000%, 07/01/2037	28,745	0.0
28,767	6.000%, 07/01/2037	29,819	0.0
2,165	6.000%, 08/01/2037	2,224	0.0
5,141	6.000%, 08/01/2037	5,249	0.0
7,837	6.000%, 08/01/2037	7,933	0.0
10,799	6.000%, 08/01/2037	11,182	0.0
15,295	6.000%, 08/01/2037	15,553	0.0
23,947	6.000%, 08/01/2037	24,840	0.0
30,796	6.000%, 08/01/2037	31,226	0.0
470	6.000%, 09/01/2037	478	0.0
1,253	6.000%, 09/01/2037	1,300	0.0
4,818	6.000%, 09/01/2037	4,880	0.0
8,220	6.000%, 09/01/2037	8,526	0.0
42,778	6.000%, 09/01/2037	43,929	0.0
431	6.000%, 10/01/2037	438	0.0
17,983	6.000%, 10/01/2037	18,638	0.0
556	6.000%, 11/01/2037	576	0.0
18,409	6.000%, 11/01/2037	19,095	0.0
28,026	6.000%, 11/01/2037	29,038	0.0
759	6.000%, 12/01/2037	784	0.0
15,500	6.000%, 12/01/2037	16,005	0.0
29,552	6.000%, 12/01/2037	29,858	0.0
32,149	6.000%, 12/01/2037	33,348	0.0
14,701	6.000%, 02/01/2038	15,193	0.0
50,886	6.000%, 02/01/2038	51,993	0.0
69,739	6.000%, 02/01/2038	72,065	0.0
625	6.000%, 03/01/2038	642	0.0
3,490	6.000%, 03/01/2038	3,533	0.0
15,515	6.000%, 03/01/2038	16,054	0.0
1,810	6.000%, 05/01/2038	1,876	0.0
42,349	6.000%, 05/01/2038	43,833	0.0
6,079	6.000%, 06/01/2038	6,305	0.0
21,960	6.000%, 07/01/2038	22,732	0.0
35,270	6.000%, 07/01/2038	35,698	0.0
643	6.000%, 08/01/2038	666	0.0
2,944	6.000%, 09/01/2038	2,997	0.0
3,728	6.000%, 09/01/2038	3,866	0.0
13,117	6.000%, 09/01/2038	13,361	0.0
13,189	6.000%, 09/01/2038	13,634	0.0
322	6.000%, 10/01/2038	325	0.0
1,094	6.000%, 10/01/2038	1,119	0.0
			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
6,885	6.000%, 10/01/2038	$7,129	0.0
7,575	6.000%, 10/01/2038	7,856	0.0
10,543	6.000%, 10/01/2038	10,672	0.0
16,552	6.000%, 10/01/2038	17,140	0.0
365	6.000%, 11/01/2038	375	0.0
1,011	6.000%, 11/01/2038	1,024	0.0
78,833	6.000%, 11/01/2038	80,302	0.0
746	6.000%, 12/01/2038	761	0.0
10,412	6.000%, 12/01/2038	10,667	0.0
37,127	6.000%, 12/01/2038	38,508	0.0
727	6.000%, 10/01/2039	754	0.0
9,429	6.000%, 10/01/2039	9,770	0.0
8,959	6.000%, 04/01/2040	9,278	0.0
68,685	6.000%, 09/01/2040	69,891	0.0
95,605	6.000%, 10/01/2040	99,122	0.0
4,591,000 (5)	6.000%, 01/01/2055	4,612,879	0.5
216	6.500%, 04/01/2027	221	0.0
3,965	6.500%, 01/01/2032	4,048	0.0
3,621	6.500%, 04/01/2032	3,728	0.0
2,852	6.500%, 10/01/2032	2,928	0.0
9,785	6.500%, 10/01/2032	10,084	0.0
2,677	6.500%, 03/01/2038	2,806	0.0
20	7.000%, 08/01/2025	21	0.0
645	7.000%, 03/01/2026	669	0.0
266	7.000%, 12/01/2027	275	0.0
130,475	7.000%, 03/01/2038	135,268	0.0
3,301	7.500%, 09/01/2031	3,375	0.0
		110,217,554	12.1

	Total U.S. Government Agency Obligations (Cost $191,437,422)	175,543,628	19.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 15.0%
639,941 (3)	Alternative Loan Trust 2005-53T2 2A6, 4.953%, (TSFR1M + 0.614%), 11/25/2035	345,317	0.0
885,623	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	593,286	0.1
179,743 (3)(6)	Alternative Loan Trust 2005-J3 2A2, 0.547%, (-1.000*TSFR1M + 4.886%), 05/25/2035	4,696	0.0
1,082,339	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	528,894	0.1
1,461,847 (3)	Alternative Loan Trust 2007-23CB A3, 4.953%, (TSFR1M + 0.614%), 09/25/2037	531,653	0.1
65,611	Banc of America Funding Trust 2007- 8 4A1, 6.000%, 08/25/2037	52,066	0.0
249,080 (3)	Bear Stearns ALT-A Trust 2005-10 22A1, 5.623%, 01/25/2036	233,219	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
129,571 (3)	Bear Stearns ALT-A Trust 2005-4 23A1, 5.515%, 05/25/2035	$121,971	0.0
689,354 (3)	Bear Stearns ALT-A Trust 2006-6 31A1, 4.692%, 11/25/2036	399,666	0.1
807,301 (3)	Bear Stearns ALT-A Trust 2006-6 32A1, 4.787%, 11/25/2036	415,724	0.1
642 (3)	Bear Stearns ARM Trust 2005-12 13A1, 4.972%, 02/25/2036	447	0.0
55,933 (3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 5.514%, 01/26/2036	40,602	0.0
1,828,949 (1)(3)	Chase Home Lending Mortgage Trust 2024- 8 A9A, 5.500%, 08/25/2055	1,779,918	0.2
42,694 (3)	Chase Mortgage Finance Trust Series 2005-A1 1A1, 4.827%, 12/25/2035	39,070	0.0
6,003 (3)	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 5.400%, 02/20/2035	6,037	0.0
9,783 (3)	CHL Mortgage Pass- Through Trust 2005-2 2A3, 5.133%, (TSFR1M + 0.794%), 03/25/2035	9,041	0.0
373,697	Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	335,728	0.0
13,384 (3)	Citigroup Mortgage Loan Trust 2005- 3 2A2A, 6.223%, 08/25/2035	12,564	0.0
641,151	Citigroup Mortgage Loan Trust 2005- 8 3A1, 5.500%, 09/25/2035	637,077	0.1
557,398 (3)	Citigroup Mortgage Loan Trust 2007- 10 22AA, 4.959%, 09/25/2037	508,785	0.1
407,086 (1)(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	392,531	0.0
158,151	CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	139,190	0.0
800,000 (1)(3)	Connecticut Avenue Securities Trust 2020- SBT1 1M2, 8.333%, (SOFR30A + 3.764%), 02/25/2040	841,074	0.1
			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,600,000 (1)(3)	Connecticut Avenue Securities Trust 2022- R01 1B1, 7.719%, (SOFR30A + 3.150%), 12/25/2041	$3,714,797	0.4
75,921 (3)	DSLA Mortgage Loan Trust 2004-AR3 2A1, 5.595%, 07/19/2044	71,003	0.0
210,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2020-R01 1B1, 7.933%, (SOFR30A + 3.364%), 01/25/2040	217,684	0.0
1,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2021-R01 1B1, 7.669%, (SOFR30A + 3.100%), 10/25/2041	1,543,105	0.2
1,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2021-R03 1B1, 7.319%, (SOFR30A + 2.750%), 12/25/2041	1,537,218	0.2
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2022-R08 1B1, 10.169%, (SOFR30A + 5.600%), 07/25/2042	1,093,339	0.1
2,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R04 1B1, 9.910%, (SOFR30A + 5.350%), 05/25/2043	2,202,549	0.2
700,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R07 2M2, 7.810%, (SOFR30A + 3.250%), 09/25/2043	737,978	0.1
2,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R06 1B1, 6.619%, (SOFR30A + 2.050%), 09/25/2044	2,031,448	0.2
2,124,480 (6)	Fannie Mae Interest Strip 409 C29, 5.000%, 04/25/2042	413,070	0.1
178,326 (6)	Fannie Mae Interest Strip 418 10, 4.000%, 08/25/2043	29,226	0.0
172,070 (6)	Fannie Mae Interest Strip 418 15, 3.500%, 08/25/2043	25,246	0.0
1,741,293 (6)	Fannie Mae Interest Strip 421 C11, 6.500%, 05/25/2039	288,467	0.0
72,771	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	73,639	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,292 (3)	Fannie Mae REMIC Trust 2002-21 FC, 5.583%, (SOFR30A + 1.014%), 04/25/2032	$3,305	0.0
322,233 (6)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	50,991	0.0
12,630 (3)	Fannie Mae REMIC Trust 2004-11 A, 4.969%, (SOFR30A + 0.234%), 03/25/2034	12,607	0.0
169,144	Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	172,410	0.0
1,457,383 (3)(6)	Fannie Mae REMIC Trust 2005- 66 SY, 2.017%, (-1.000*SOFR30A + 6.586%), 07/25/2035	106,009	0.0
107,905 (3)	Fannie Mae REMIC Trust 2005- 74 DK, 5.267%, (-1.000*SOFR30A + 23.542%), 07/25/2035	105,189	0.0
1,695,044 (3)(6)	Fannie Mae REMIC Trust 2005- 92 SC, 1.997%, (-1.000*SOFR30A + 6.566%), 10/25/2035	117,607	0.0
77,920	Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	79,360	0.0
339,594 (3)	Fannie Mae REMIC Trust 2006-104 ES, 10.034%, (-1.000*SOFR30A + 32.878%), 11/25/2036	420,605	0.1
1,499,359 (3)(6)	Fannie Mae REMIC Trust 2006- 12 SD, 2.067%, (-1.000*SOFR30A + 6.636%), 10/25/2035	84,178	0.0
2,073,754 (3)(6)	Fannie Mae REMIC Trust 2006- 120 QD, 0.017%, (-1.000*SOFR30A + 4.586%), 10/25/2036	33,508	0.0
1,028,254 (3)(6)	Fannie Mae REMIC Trust 2006- 123 UI, 2.057%, (-1.000*SOFR30A + 6.626%), 01/25/2037	84,404	0.0
1,048,909 (3)(6)	Fannie Mae REMIC Trust 2006- 59 XS, 2.517%, (-1.000*SOFR30A + 7.086%), 07/25/2036	75,863	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
60,527 (3)(6)	Fannie Mae REMIC Trust 2006- 72 HS, 2.017%, (-1.000*SOFR30A + 6.586%), 08/25/2026	$899	0.0
1,219,099 (3)(6)	Fannie Mae REMIC Trust 2007- 53 SX, 1.417%, (-1.000*SOFR30A + 5.986%), 06/25/2037	82,345	0.0
255,718 (3)	Fannie Mae REMIC Trust 2007-73 A1, 4.750%, (SOFR30A + 0.174%), 07/25/2037	250,406	0.0
160,475 (3)	Fannie Mae REMIC Trust 2008- 20 SP, 3.792%, (-1.000*SOFR30A + 15.214%), 03/25/2038	150,784	0.0
843,438	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	830,786	0.1
2,972,138 (3)(6)	Fannie Mae REMIC Trust 2010- 102 SB, 1.917%, (-1.000*SOFR30A + 6.486%), 09/25/2040	266,427	0.0
3,445,764 (6)	Fannie Mae REMIC Trust 2010-112 PI, 6.000%, 10/25/2040	683,423	0.1
933,044 (3)(6)	Fannie Mae REMIC Trust 2010- 116 SE, 1.917%, (-1.000*SOFR30A + 6.486%), 10/25/2040	70,429	0.0
2,450,868 (3)(6)	Fannie Mae REMIC Trust 2010- 123 SL, 1.387%, (-1.000*SOFR30A + 5.956%), 11/25/2040	148,981	0.0
7,568,196 (3)(6)	Fannie Mae REMIC Trust 2010- 139 SA, 1.347%, (-1.000*SOFR30A + 5.916%), 12/25/2040	555,285	0.1
1,603,342 (3)(6)	Fannie Mae REMIC Trust 2010- 55 AS, 1.737%, (-1.000*SOFR30A + 6.306%), 06/25/2040	123,729	0.0
2,866,426	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	2,873,761	0.3
192,681	Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	194,076	0.0
439,435	Fannie Mae REMIC Trust 2011-10 ZC, 5.000%, 02/25/2041	433,086	0.1

 See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
39,971	Fannie Mae REMIC Trust 2011-127 UY, 3.500%, 12/25/2041	$36,825	0.0
1,000,000	Fannie Mae REMIC Trust 2011-128 KB, 4.500%, 12/25/2041	956,032	0.1
911,629 (3)(6)	Fannie Mae REMIC Trust 2011- 149 ES, 1.317%, (-1.000*SOFR30A + 5.886%), 07/25/2041	34,362	0.0
661,333 (6)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	65,765	0.0
269,849 (3)(6)	Fannie Mae REMIC Trust 2012- 10 US, 1.767%, (-1.000*SOFR30A + 6.336%), 02/25/2042	27,792	0.0
32,728	Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	32,507	0.0
578,435	Fannie Mae REMIC Trust 2012-110 CA, 3.000%, 10/25/2042	517,255	0.1
3,561,898 (3)(6)	Fannie Mae REMIC Trust 2012- 113 SG, 1.417%, (-1.000*SOFR30A + 5.986%), 10/25/2042	329,621	0.0
2,549,577 (3)(6)	Fannie Mae REMIC Trust 2012- 122 SB, 1.467%, (-1.000*SOFR30A + 6.036%), 11/25/2042	249,898	0.0
737,849 (6)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	38,706	0.0
765,285 (3)	Fannie Mae REMIC Trust 2012-131 BS, 10.546%, (-1.000*SOFR30A + 5.263%), 12/25/2042	474,883	0.1
8,682,386 (3)(6)	Fannie Mae REMIC Trust 2012- 134 SF, 1.467%, (-1.000*SOFR30A + 6.036%), 12/25/2042	839,761	0.1
4,080,568 (3)(6)	Fannie Mae REMIC Trust 2012- 137 SN, 1.417%, (-1.000*SOFR30A + 5.986%), 12/25/2042	356,281	0.0
6,542,044 (3)(6)	Fannie Mae REMIC Trust 2012- 19 S, 1.267%, (-1.000*SOFR30A + 5.836%), 03/25/2042	542,452	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,863,913 (3)(6)	Fannie Mae REMIC Trust 2012- 30 TS, 1.767%, (-1.000*SOFR30A + 6.336%), 04/25/2042	$287,987	0.0
570,129 (6)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	77,249	0.0
3,240,577 (3)(6)	Fannie Mae REMIC Trust 2013- 60 DS, 1.517%, (-1.000*SOFR30A + 6.086%), 06/25/2033	183,192	0.0
3,751,398 (3)(6)	Fannie Mae REMIC Trust 2013- 9 DS, 1.467%, (-1.000*SOFR30A + 6.036%), 02/25/2043	359,870	0.0
6,828,373 (3)(6)	Fannie Mae REMIC Trust 2013- 9 SA, 1.467%, (-1.000*SOFR30A + 6.036%), 03/25/2042	299,240	0.0
8,737,746 (6)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	1,728,923	0.2
10,853,129 (6)	Fannie Mae REMIC Trust 2016-2 IO, 5.500%, 02/25/2046	1,581,568	0.2
3,138,185 (3)(6)	Fannie Mae REMIC Trust 2016- 54 SD, 1.317%, (-1.000*SOFR30A + 5.886%), 08/25/2046	309,220	0.0
4,874,385 (3)(6)	Fannie Mae REMIC Trust 2016- 62 SC, 1.317%, (-1.000*SOFR30A + 5.886%), 09/25/2046	492,415	0.1
10,810,532 (3)(6)	Fannie Mae REMIC Trust 2016- 82 SD, 1.367%, (-1.000*SOFR30A + 5.936%), 11/25/2046	774,236	0.1
77,510	Fannie Mae REMIC Trust 2016-88 EA, 3.500%, 01/25/2045	77,159	0.0
4,191,672 (3)(6)	Fannie Mae REMIC Trust 2016- 93 SL, 1.967%, (-1.000*SOFR30A + 6.536%), 12/25/2046	261,067	0.0
6,340,465 (6)	Fannie Mae REMIC Trust 2017-23 IO, 6.000%, 04/25/2047	1,315,425	0.2
925,154	Fannie Mae REMIC Trust 2017-54 D, 3.000%, 07/25/2047	802,645	0.1
3,155,216	Fannie Mae REMIC Trust 2018-11 BX, 4.000%, 12/25/2047	2,915,488	0.3

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
170,285	Fannie Mae REMIC Trust 2018-27 EA, 3.000%, 05/25/2048	$147,784	0.0
2,655,955 (3)(6)	Fannie Mae REMIC Trust 2018- 43 SE, 1.567%, (-1.000*SOFR30A + 6.136%), 09/25/2038	186,773	0.0
443,178	Fannie Mae REMIC Trust 2018-64 ET, 3.000%, 09/25/2048	387,834	0.0
4,802,650 (3)(6)	Fannie Mae REMIC Trust 2019- 18 SA, 1.367%, (-1.000*SOFR30A + 5.936%), 05/25/2049	356,341	0.0
4,135,788 (3)(6)	Fannie Mae REMIC Trust 2019- 25 PS, 1.367%, (-1.000*SOFR30A + 5.936%), 06/25/2049	411,933	0.1
11,977,074 (3)(6)	Fannie Mae REMIC Trust 2019- 33 PS, 1.367%, (-1.000*SOFR30A + 5.936%), 07/25/2049	1,246,108	0.1
9,937,037 (6)	Fannie Mae REMIC Trust 2020-71 TI, 3.000%, 10/25/2050	1,701,236	0.2
8,368,494 (3)(6)	Fannie Mae REMIC Trust 2020- 94 SC, 1.267%, (-1.000*SOFR30A + 5.836%), 07/25/2050	945,601	0.1
11,324,502 (6)	Fannie Mae REMIC Trust 2021-13 BI, 3.000%, 02/25/2050	2,054,972	0.2
14,233,185 (6)	Fannie Mae REMIC Trust 2021-17 KI, 4.500%, 04/25/2051	3,484,382	0.4
15,550,370 (6)	Fannie Mae REMIC Trust 2021-8 TI, 4.000%, 03/25/2051	3,417,223	0.4
98,260 (3)	First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 5.135%, 03/25/2035	56,532	0.0
50,527 (3)	First Horizon Asset Securities, Inc. 2005- AR6 4A1, 5.650%, 02/25/2036	47,842	0.0
18,014 (3)	First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 6.743%, 08/25/2035	13,018	0.0
1,683,676 (1)(3)	Flagstar Mortgage Trust 2018-1 B3, 3.937%, 03/25/2048	1,500,098	0.2
49,669	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	49,722	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
64,976	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	$65,491	0.0
32,399 (3)	Freddie Mac REMIC Trust 2411 FJ, 5.062%, (SOFR30A + 0.464%), 12/15/2029	32,288	0.0
30,800	Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	31,073	0.0
50,761	Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	51,746	0.0
93,866 (6)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	14,252	0.0
1,869,498 (3)(6)	Freddie Mac REMIC Trust 2815 GS, 1.288%, (-1.000*SOFR30A + 5.886%), 03/15/2034	100,592	0.0
421,329	Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	423,429	0.1
315,200	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	316,751	0.0
2,223,260 (3)(6)	Freddie Mac REMIC Trust 3045 DI, 2.018%, (-1.000*SOFR30A + 6.616%), 10/15/2035	155,975	0.0
143,862 (3)	Freddie Mac REMIC Trust 3065 DC, 5.724%, (-1.000*SOFR30A + 19.517%), 03/15/2035	144,264	0.0
159,451 (3)(6)	Freddie Mac REMIC Trust 3102 IS, 7.289%, (-1.000*SOFR30A + 24.147%), 01/15/2036	33,097	0.0
683,637 (3)(6)	Freddie Mac REMIC Trust 3170 SA, 1.888%, (-1.000*SOFR30A + 6.486%), 09/15/2033	42,922	0.0
262,958 (3)(6)	Freddie Mac REMIC Trust 3171 PS, 1.773%, (-1.000*SOFR30A + 6.371%), 06/15/2036	15,907	0.0
3,568,206 (3)(6)	Freddie Mac REMIC Trust 3284 CI, 1.408%, (-1.000*SOFR30A + 6.006%), 03/15/2037	255,134	0.0
1,567,285 (3)(6)	Freddie Mac REMIC Trust 3311 IC, 1.698%, (-1.000*SOFR30A + 6.296%), 05/15/2037	126,262	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,413,014 (3)(6)	Freddie Mac REMIC Trust 3510 IC, 1.368%, (-1.000*SOFR30A + 5.966%), 08/15/2037	$240,165	0.0
144,492 (3)(6)	Freddie Mac REMIC Trust 3524 LA, 5.063%, 03/15/2033	143,890	0.0
19,100 (3)	Freddie Mac REMIC Trust 3556 NT, 7.812%, (SOFR30A + 3.214%), 03/15/2038	19,736	0.0
1,775,972 (3)(6)	Freddie Mac REMIC Trust 3575 ST, 1.888%, (-1.000*SOFR30A + 6.486%), 04/15/2039	167,195	0.0
2,819,462 (3)(6)	Freddie Mac REMIC Trust 3589 SB, 1.488%, (-1.000*SOFR30A + 6.086%), 10/15/2039	216,507	0.0
250,291 (6)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	26,950	0.0
5,387,563 (3)(6)	Freddie Mac REMIC Trust 3702 SB, 9.696%, (-1.000*SOFR30A + 4.386%), 08/15/2040	146,349	0.0
581,425	Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	553,596	0.1
1,814,823 (3)(6)	Freddie Mac REMIC Trust 3856 KS, 1.838%, (-1.000*SOFR30A + 6.436%), 05/15/2041	165,246	0.0
795,907	Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	775,730	0.1
207,072 (3)(6)	Freddie Mac REMIC Trust 3925 SD, 1.338%, (-1.000*SOFR30A + 5.936%), 07/15/2040	4,153	0.0
689,849 (3)(6)	Freddie Mac REMIC Trust 3925 SL, 1.338%, (-1.000*SOFR30A + 5.936%), 01/15/2041	10,280	0.0
5,273,889 (3)(6)	Freddie Mac REMIC Trust 3951 SN, 1.838%, (-1.000*SOFR30A + 6.436%), 11/15/2041	513,340	0.1
298,712	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	294,589	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,902,893 (3)(6)	Freddie Mac REMIC Trust 4059 SP, 1.838%, (-1.000*SOFR30A + 6.436%), 06/15/2042	$309,164	0.0
3,001,210 (3)(6)	Freddie Mac REMIC Trust 4102 MS, 1.888%, (-1.000*SOFR30A + 6.486%), 09/15/2042	349,314	0.0
6,807,219 (3)(6)	Freddie Mac REMIC Trust 4139 CS, 1.438%, (-1.000*SOFR30A + 6.036%), 12/15/2042	685,782	0.1
3,879,930 (6)	Freddie Mac REMIC Trust 4150 IO, 3.500%, 01/15/2043	635,861	0.1
376,413 (6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	59,245	0.0
3,431,417 (3)(6)	Freddie Mac REMIC Trust 4313 SD, 1.438%, (-1.000*SOFR30A + 6.036%), 03/15/2044	239,152	0.0
5,457,919 (3)(6)	Freddie Mac REMIC Trust 4313 SE, 1.438%, (-1.000*SOFR30A + 6.036%), 03/15/2044	431,726	0.1
514,624 (6)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	66,568	0.0
1,036,662 (3)(6)	Freddie Mac REMIC Trust 4346 ST, 1.488%, (-1.000*SOFR30A + 6.086%), 07/15/2039	23,632	0.0
1,745,427 (3)(6)	Freddie Mac REMIC Trust 4386 LS, 1.388%, (-1.000*SOFR30A + 5.986%), 09/15/2044	147,175	0.0
1,643,447 (6)	Freddie Mac REMIC Trust 4465 MI, 5.000%, 03/15/2041	261,049	0.0
5,845,160 (3)(6)	Freddie Mac REMIC Trust 4675 KS, 1.288%, (-1.000*SOFR30A + 5.886%), 04/15/2047	578,716	0.1
3,402,433 (6)	Freddie Mac REMIC Trust 4717 IB, 4.000%, 09/15/2047	710,215	0.1
1,845,418	Freddie Mac REMIC Trust 4753 VZ, 3.000%, 12/15/2047	1,399,204	0.2
1,722,391	Freddie Mac REMIC Trust 4755 Z, 3.000%, 02/15/2048	1,458,340	0.2

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
664,730	Freddie Mac REMIC Trust 4787 PY, 4.000%, 05/15/2048	$612,815	0.1
4,967,538 (3)(6)	Freddie Mac REMIC Trust 4845 S, 1.988%, (-1.000*SOFR30A + 6.586%), 12/15/2048	420,522	0.1
4,664,621 (3)(6)	Freddie Mac REMIC Trust 4892 ES, 1.467%, (-1.000*SOFR30A + 6.036%), 07/25/2045	469,777	0.1
12,880,741 (3)(6)	Freddie Mac REMIC Trust 4901 BS, 1.417%, (-1.000*SOFR30A + 5.986%), 07/25/2049	956,904	0.1
4,450,118 (6)	Freddie Mac REMIC Trust 4988 IJ, 4.500%, 12/15/2047	817,809	0.1
10,611,643 (3)(6)	Freddie Mac REMIC Trust 4995 SB, 1.417%, (-1.000*SOFR30A + 5.986%), 07/25/2050	1,188,474	0.1
3,664,162 (6)	Freddie Mac REMIC Trust 5015 EI, 4.500%, 09/25/2050	878,546	0.1
14,203,519 (6)	Freddie Mac REMIC Trust 5118 LI, 3.000%, 06/25/2041	1,532,575	0.2
11,734,445 (6)	Freddie Mac REMIC Trust 5124 IQ, 3.500%, 07/25/2051	2,214,022	0.3
1,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021- DNA7 B1, 8.219%, (SOFR30A + 3.650%), 11/25/2041	1,040,564	0.1
1,400,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022- HQA3 M2, 9.919%, (SOFR30A + 5.350%), 08/25/2042	1,520,471	0.2
3,425,624 (6)	Freddie Mac Strips 228 IO, 6.000%, 02/01/2035	547,820	0.1
7,191,444 (3)(6)	Freddie Mac Strips 268 S5, 1.288%, (-1.000*SOFR30A + 5.886%), 08/15/2042	644,454	0.1
4,360,087 (3)(6)	Freddie Mac Strips 311 S1, 1.238%, (-1.000*SOFR30A + 5.836%), 08/15/2043	414,250	0.1
259,599 (3)(6)	Freddie Mac Strips 347 118, 4.500%, 02/15/2044	46,615	0.0
7,209,891 (3)(6)	Freddie Mac Strips 347 C29, 3.000%, 01/15/2044	1,030,950	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,134,737 (3)(6)	Freddie Mac Strips 347 C30, 3.500%, 02/15/2044	$1,003,126	0.1
2,304,438 (3)(6)	Freddie Mac Strips 347 C31, 4.000%, 02/15/2044	378,407	0.0
4,555,346 (6)	Freddie Mac Strips 351 C1, 2.500%, 02/15/2031	198,545	0.0
3,269,694 (6)	Freddie Mac Strips 351 C11, 3.500%, 02/15/2031	216,049	0.0
4,050,974 (6)	Freddie Mac Strips 351 C12, 4.000%, 02/15/2031	300,609	0.0
3,178,467 (6)	Freddie Mac Strips 351 C13, 3.000%, 02/15/2031	180,911	0.0
4,910,620 (6)	Freddie Mac Strips 351 C2, 3.000%, 02/15/2031	266,548	0.0
3,999,493 (6)	Freddie Mac Strips 351 C7, 3.000%, 02/15/2031	214,010	0.0
4,641,380 (6)	Freddie Mac Strips 351 C8, 3.500%, 02/15/2031	309,121	0.0
1,570,157	Freddie Mac Structured Pass-Through Certificates T-54 2A, 6.500%, 02/25/2043	1,561,590	0.2
1,253,594 (3)	Freddie Mac Structured Pass-Through Certificates T-62 1A1, 6.025%, (12MTA + 1.200%), 10/25/2044	1,142,491	0.1
246,614 (3)(6)	Ginnie Mae 2005- 7 AH, 2.258%, (-1.000*TSFR1M + 6.656%), 02/16/2035	15,788	0.0
4,604,915 (3)(6)	Ginnie Mae 2007- 35 KY, 1.938%, (-1.000*TSFR1M + 6.336%), 06/16/2037	368,048	0.0
153,102 (3)	Ginnie Mae 2007- 8 SP, 7.507%, (-1.000*TSFR1M + 21.677%), 03/20/2037	172,696	0.0
890,015 (3)(6)	Ginnie Mae 2008- 35 SN, 1.915%, (-1.000*TSFR1M + 6.286%), 04/20/2038	58,039	0.0
425,293 (3)(6)	Ginnie Mae 2008- 40 PS, 1.988%, (-1.000*TSFR1M + 6.386%), 05/16/2038	23,162	0.0
3,976,578 (3)(6)	Ginnie Mae 2009- 106 SU, 1.715%, (-1.000*TSFR1M + 6.086%), 05/20/2037	294,971	0.0
1,345,898 (3)(6)	Ginnie Mae 2009- 25 KS, 1.715%, (-1.000*TSFR1M + 6.086%), 04/20/2039	103,000	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
660,154	Ginnie Mae 2009-29 PB, 4.750%, 05/20/2039	$657,645	0.1
717,462	Ginnie Mae 2009-31 ZL, 4.500%, 05/20/2039	706,275	0.1
2,812,938	Ginnie Mae 2009-33 ZB, 6.000%, 05/20/2039	2,903,963	0.3
516,724 (6)	Ginnie Mae 2010-106 IP, 5.000%, 03/20/2040	30,177	0.0
640,298 (3)(6)	Ginnie Mae 2010- 116 NS, 2.138%, (-1.000*TSFR1M + 6.536%), 09/16/2040	41,480	0.0
2,429,002 (3)(6)	Ginnie Mae 2010- 116 SK, 2.135%, (-1.000*TSFR1M + 6.506%), 08/20/2040	181,682	0.0
947,562 (3)(6)	Ginnie Mae 2010- 149 HS, 1.588%, (-1.000*TSFR1M + 5.986%), 05/16/2040	9,464	0.0
658,010 (3)(6)	Ginnie Mae 2010- 4 SP, 1.988%, (-1.000*TSFR1M + 6.386%), 01/16/2039	16,292	0.0
157,984 (6)	Ginnie Mae 2010-6 IA, 5.000%, 11/20/2039	4,707	0.0
885,100 (3)(6)	Ginnie Mae 2010- 68 MS, 1.365%, (-1.000*TSFR1M + 5.736%), 06/20/2040	69,797	0.0
2,077,503 (6)	Ginnie Mae 2010-9 JI, 5.000%, 01/20/2040	427,876	0.1
73,618 (6)	Ginnie Mae 2011-116 BI, 4.000%, 08/16/2026	512	0.0
2,089,678 (3)(6)	Ginnie Mae 2011- 80 KS, 2.185%, (-1.000*TSFR1M + 6.556%), 06/20/2041	195,887	0.0
31,634 (6)	Ginnie Mae 2012-40 NI, 4.500%, 05/20/2040	1,603	0.0
3,966,933 (6)	Ginnie Mae 2013-167 PI, 5.500%, 11/20/2043	581,718	0.1
3,997,541 (6)	Ginnie Mae 2013-184 JI, 5.500%, 12/16/2043	830,104	0.1
297,753	Ginnie Mae 2013- 26 GU, 1.500%, 04/20/2042	272,438	0.0
308,137	Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	274,298	0.0
137,893	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	120,247	0.0
104,700	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	90,990	0.0
3,154,828	Ginnie Mae 2014-3 EP, 2.750%, 02/16/2043	2,962,445	0.3
3,504,369 (3)(6)	Ginnie Mae 2014- 3 SU, 1.565%, (-1.000*TSFR1M + 5.936%), 07/20/2039	255,009	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,486,364 (3)(6)	Ginnie Mae 2014- 55 MS, 1.688%, (-1.000*TSFR1M + 6.086%), 04/16/2044	$356,495	0.0
3,121,472 (3)(6)	Ginnie Mae 2014- 56 SP, 1.688%, (-1.000*TSFR1M + 6.086%), 12/16/2039	195,253	0.0
3,908,520 (3)(6)	Ginnie Mae 2014- 58 CS, 1.088%, (-1.000*TSFR1M + 5.486%), 04/16/2044	185,894	0.0
4,966,354 (6)	Ginnie Mae 2014-79 BI, 6.000%, 05/16/2044	858,972	0.1
1,975,561 (3)(6)	Ginnie Mae 2014- 99 S, 1.115%, (-1.000*TSFR1M + 5.486%), 06/20/2044	159,326	0.0
984,637	Ginnie Mae 2018-112 AL, 3.500%, 08/20/2048	883,686	0.1
1,157,246	Ginnie Mae 2018-126 A, 3.500%, 09/20/2048	1,038,344	0.1
4,644,307 (3)(6)	Ginnie Mae 2020- 7 SE, 1.565%, (-1.000*TSFR1M + 5.936%), 06/20/2049	478,616	0.1
23,109,161 (6)	Ginnie Mae 2021-228 IG, 3.000%, 12/20/2051	3,832,257	0.4
10,546,509 (6)	Ginnie Mae 2021-41 MI, 2.000%, 03/20/2051	1,255,219	0.1
10,475,701 (6)	Ginnie Mae 2021-87 ID, 2.500%, 05/20/2051	1,544,696	0.2
15,734,041 (3)(6)	Ginnie Mae 2022- 45 SP, 1.195%, (-1.000*SOFR30A + 5.800%), 05/20/2050	1,253,435	0.1
139,583 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	129,246	0.0
806,794 (1)(3)	GS Mortgage-Backed Securities Trust 2023- PJ4 A3, 6.000%, 01/25/2054	805,225	0.1
995	GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	995	0.0
29,864 (3)	HarborView Mortgage Loan Trust 2005- 2 2A1A, 4.921%, (TSFR1M + 0.554%), 05/19/2035	28,811	0.0
57,872 (3)	HomeBanc Mortgage Trust 2004-1 2A, 5.313%, (TSFR1M + 0.974%), 08/25/2029	56,048	0.0
3,283 (3)	JP Morgan Mortgage Trust 2005-A1 6T1, 5.742%, 02/25/2035	3,079	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
26,126 (3)	JP Morgan Mortgage Trust 2007-A1 5A5, 6.082%, 07/25/2035	$26,258	0.0
1,650,879 (1)(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.573%, 06/25/2048	1,435,303	0.2
1,702,878 (1)(3)	JP Morgan Mortgage Trust 2020-8 B3, 3.492%, 03/25/2051	1,446,089	0.2
6,416,960 (3)(6)	Lehman Mortgage Trust 2006-9 2A5, 2.167%, (-1.000*TSFR1M + 6.506%), 01/25/2037	613,709	0.1
21,196 (3)	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 6.420%, 05/25/2033	20,461	0.0
7,601 (3)	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 4.953%, (TSFR1M + 0.614%), 11/25/2035	7,213	0.0
9,412 (1)(3)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	9,254	0.0
899,647,248 (1)(6)	PMTT4 2017-PM1 XIO, 13.000%, 10/25/2048	4,109,274	0.5
265,837	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	230,484	0.0
754	RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	746	0.0
1,301,008	Seasoned Credit Risk Transfer Trust 2017- 4 M45T, 4.500%, 06/25/2057	1,241,565	0.1
584,152	Seasoned Credit Risk Transfer Trust Series 2018-2 HT, 3.000%, 11/25/2057	498,320	0.1
767,862	Seasoned Credit Risk Transfer Trust Series 2018-3 HT, 3.000%, 08/25/2057	651,845	0.1
613,348	Seasoned Credit Risk Transfer Trust Series 2018-4 HT, 3.000%, 03/25/2058	514,321	0.1
619,394	Seasoned Credit Risk Transfer Trust Series 2019-1 HT, 3.000%, 07/25/2058	525,130	0.1
781,815	Seasoned Credit Risk Transfer Trust Series 2019-2 HT, 3.000%, 08/25/2058	660,597	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
163,249	Seasoned Credit Risk Transfer Trust Series 2019-3 HT, 3.000%, 10/25/2058	$138,894	0.0
15,942 (3)	Sequoia Mortgage Trust 2003-4 2A1, 5.185%, (TSFR1M + 0.814%), 07/20/2033	15,651	0.0
7,840 (3)	Sequoia Mortgage Trust 2005-4 2A1, 7.414%, 04/20/2035	7,830	0.0
489,146 (1)(3)	Sequoia Mortgage Trust 2015-2 B3, 3.756%, 05/25/2045	416,037	0.1
73,035 (1)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	67,146	0.0
698,000 (1)(3)	Starwood Mortgage Residential Trust 2020-1 M1, 2.878%, 02/25/2050	596,122	0.1
374,203 (3)	Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 5.703%, 04/25/2035	338,191	0.0
22,076 (3)	Structured Adjustable Rate Mortgage Loan Trust Series 2005- 17 3A1, 4.943%, 08/25/2035	18,914	0.0
40,084 (3)	Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 4.981%, (TSFR1M + 0.614%), 07/19/2035	39,362	0.0
90,183 (3)	Thornburg Mortgage Securities Trust 2006-5 A1, 5.252%, 10/25/2046	84,417	0.0
9,664 (3)	WaMu Mortgage Pass- Through Certificates 2002-AR9 1A, 6.225%, (12MTA + 1.400%), 08/25/2042	9,233	0.0
14,438 (3)	WaMu Mortgage Pass- Through Certificates 2005-AR1 A1A, 5.093%, (TSFR1M + 0.754%), 01/25/2045	14,117	0.0
26,471,083 (3)(6)	WaMu Mortgage Pass- Through Certificates 2005-AR11 X, 1.410%, 08/25/2045	28,647	0.0
362,370 (3)	WaMu Mortgage Pass- Through Certificates 2006-AR12 1A1, 4.823%, 10/25/2036	327,806	0.0
348,200 (3)	WaMu Mortgage Pass- Through Certificates 2006-AR12 2A3, 4.186%, 10/25/2036	313,749	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
566,869 (3)	WaMu Mortgage Pass- Through Certificates 2006-AR16 2A1, 4.541%, 12/25/2036	$498,710	0.1
169,119 (3)	WaMu Mortgage Pass- Through Certificates 2006-AR7 3A, 5.873%, (12MTA + 1.048%), 07/25/2046	149,412	0.0
615,936 (3)	WaMu Mortgage Pass- Through Certificates Series Trust 2005- AR13 A1C3, 5.433%, (TSFR1M + 1.094%), 10/25/2045	590,915	0.1
1,090,987 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR10 A1, 4.653%, (TSFR1M + 0.314%), 12/25/2036	524,982	0.1
116,409	Washington Mutual Mortgage Pass- Through Certificates WMALT Series Trust 2005-8 1A2, 5.500%, 10/25/2035	104,539	0.0
629,242 (3)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 4.883%, (TSFR1M + 0.544%), 06/25/2037	539,657	0.1
38,054 (3)	Wells Fargo Mortgage Backed Securities Trust 2005-AR7 1A1, 6.099%, 05/25/2035	38,667	0.0
116,983 (3)	Wells Fargo Mortgage Backed Securities Trust 2006-AR4 2A4, 6.153%, 04/25/2036	113,171	0.0
491,388 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.755%, 08/20/2045	442,576	0.1

	Total Collateralized Mortgage Obligations (Cost $163,130,028)	136,628,252	15.0

ASSET-BACKED SECURITIES: 10.7%
	Home Equity Asset-Backed Securities: 0.1%
946,839 (1)(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	739,302	0.1
37,190 (3)	Renaissance Home Equity Loan Trust 2003-2 A, 3.664%, (TSFR1M + 0.994%), 08/25/2033	34,067	0.0

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities: (continued)
416,530 (3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	$415,761	0.0
		1,189,130	0.1

	Other Asset-Backed Securities: 9.2%
2,334,950 (1)(3)(6)(7)	American Homes 4 Rent Trust 2015-SFR1 XS, 3.232%, 04/17/2052	—	—
3,170,000 (1)(3)	AMMC CLO 25 Ltd. 2022-25A A1R, 6.006%, (TSFR3M + 1.350%), 04/15/2035	3,176,213	0.4
1,604,581 (1)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 5.862%, (TSFR1M + 1.464%), 11/15/2036	1,606,680	0.2
314,661 (3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 6.442%, 10/25/2036	313,631	0.0
1,950,000 (1)(3)	Benefit Street Partners CLO XVIII Ltd. 2019- 18A A2R, 6.368%, (TSFR3M + 1.712%), 10/15/2034	1,950,987	0.2
3,490,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 6.049%, (TSFR3M + 1.432%), 07/20/2034	3,494,045	0.4
3,000,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 6.879%, (TSFR3M + 2.262%), 07/20/2034	3,003,909	0.3
1,750,000 (1)(3)	California Street CLO IX L.P. 2012-9A CR3, 7.409%, (TSFR3M + 2.762%), 07/16/2032	1,748,271	0.2
3,000,000 (1)(3)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 6.359%, (TSFR3M + 1.712%), 10/17/2034	3,003,462	0.3
26,754 (3)	Chase Funding Trust Series 2002-4 2A1, 5.193%, (TSFR1M + 0.854%), 10/25/2032	26,291	0.0
82,382 (3)	Chase Funding Trust Series 2003-5 2A2, 5.053%, (TSFR1M + 0.714%), 07/25/2033	81,579	0.0
6,750,000 (1)(3)	Dryden 104 CLO Ltd. 2022-104A A1R, 5.811%, (TSFR3M + 1.290%), 08/20/2034	6,766,301	0.7
1,614,252 (1)(3)	FS Rialto 2021-FL3 A, 5.762%, (TSFR1M + 1.364%), 11/16/2036	1,612,408	0.2

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
92,398 (3)	GSAMP Trust 2007-FM1 A2A, 4.523%, (TSFR1M + 0.184%), 12/25/2036	$45,223	0.0
660,193 (1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	614,407	0.1
391,333 (1)(3)	HGI CRE CLO Ltd. 2022-FL3 A, 6.298%, (SOFR30A + 1.700%), 04/20/2037	392,399	0.0
400,000 (1)	Jersey Mike's Funding LLC 2024-1A A2, 5.636%, 02/15/2055	396,298	0.0
10,000,000 (1)(3)	LCM 26 Ltd. 26A A2, 6.129%, (TSFR3M + 1.512%), 01/20/2031	10,009,360	1.1
54,730 (3)	Long Beach Mortgage Loan Trust 2004-4 1A1, 5.013%, (TSFR1M + 0.674%), 10/25/2034	53,148	0.0
3,532,000 (1)(3)	MF1 Ltd. 2021-FL7 AS, 5.940%, (TSFR1M + 1.564%), 10/16/2036	3,495,004	0.4
305,279 (1)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	273,994	0.0
2,350,000 (1)(3)	Neuberger Berman CLO XVII Ltd. 2014-17A AR3, 6.032%, (TSFR3M + 1.400%), 07/22/2038	2,362,457	0.3
1,450,000 (1)(3)	OCP Clo Ltd. 2019-17A AR2, 6.017%, (TSFR3M + 1.400%), 07/20/2037	1,452,807	0.2
4,000,000 (1)(3)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 6.229%, (TSFR3M + 1.612%), 07/19/2030	4,002,156	0.4
2,000,000 (1)(3)	Palmer Square CLO Ltd. 2021-3A A2, 6.318%, (TSFR3M + 1.662%), 01/15/2035	2,003,320	0.2
39,744 (3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.411%, 01/25/2036	39,488	0.0
49,374 (3)	Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 4.613%, (TSFR1M + 0.274%), 11/25/2036	13,802	0.0
2,600,000 (1)(3)	Sound Point CLO XXIX Ltd. 2021-1A C1, 7.187%, (TSFR3M + 2.562%), 04/25/2034	2,605,660	0.3
1,663,194 (1)	Sunrun Athena Issuer LLC 2018-1 A, 5.310%, 04/30/2049	1,568,819	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
6,000,000 (1)(3)	TCW CLO Ltd. 2020-1A CRR, 6.929%, (TSFR3M + 2.312%), 04/20/2034	$6,014,154	0.7
7,100,000 (1)(3)	TCW CLO Ltd. 2023-1A C, 8.117%, (TSFR3M + 3.500%), 04/28/2036	7,159,825	0.8
7,000,000 (1)(3)	THL Credit Wind River CLO Ltd. 2017-3A CR, 7.418%, (TSFR3M + 2.762%), 04/15/2035	7,014,000	0.8
7,000,000 (1)(3)	Trinitas Clo VII Ltd. 2017-7A A1R, 6.087%, (TSFR3M + 1.462%), 01/25/2035	7,004,991	0.8
47,295	United States Small Business Administration 2007-20L 1, 5.290%, 12/01/2027	47,146	0.0
400,000 (1)	Wingstop Funding LLC 2024-1A A2, 5.858%, 12/05/2054	401,769	0.0
		83,754,004	9.2
	Student Loan Asset-Backed Securities: 1.4%
307,620 (1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	281,114	0.1
256,996 (1)	Commonbond Student Loan Trust-GS 2017-BGS B, 3.260%, 09/25/2042	222,407	0.0
221,302 (1)	Commonbond Student Loan Trust-GS 2018-AGS A1, 3.210%, 02/25/2044	204,445	0.0
1,550,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,363,842	0.2
440,157 (1)	SMB Private Education Loan Trust 2024-F A1A, 5.060%, 03/16/2054	436,598	0.1
2,200,000 (1)	Sofi Professional Loan Program LLC 2018-A B, 3.610%, 02/25/2042	2,052,658	0.2
2,100,000 (1)	SoFi Professional Loan Program LLC 2017-F BFX, 3.620%, 01/25/2041	1,958,330	0.2
5,000,000 (1)	Sofi Professional Loan Program Trust 2018-B BFX, 3.830%, 08/25/2047	4,683,418	0.5

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
	(continued)
1,000,000 (1)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	$930,993	0.1
		12,133,805	1.4
	Total Asset-Backed Securities (Cost $98,103,307)	97,076,939	10.7
COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.3%
11,570,491 (3)(6)	BANK 2019-BN16 XA, 0.935%, 02/15/2052	314,458	0.0
22,800,000 (1)(3)(6)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	49,387	0.0
1,000,000	BBCMS Mortgage Trust 2024-5C31 C, 5.756%, 12/15/2057	989,787	0.1
18,305,178 (3)(6)	Benchmark Mortgage Trust 2019-B9 XA, 1.014%, 03/15/2052	628,210	0.1
1,700,000 (1)(3)	BIG Commercial Mortgage Trust 2022-BIG B, 6.138%, (TSFR1M + 1.741%), 02/15/2039	1,697,806	0.2
479,139 (1)(3)	BLP Commercial Mortgage Trust 2024-IND2 C, 6.288%, (TSFR1M + 1.891%), 03/15/2041	479,827	0.1
1,348,000 (1)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.434%, 05/25/2052	1,066,720	0.1
1,400,000	BMO Mortgage Trust 2024-5C6 A3, 5.316%, 09/15/2057	1,405,439	0.2
350,000 (1)(3)	BX 2021-MFM1 D, 6.011%, (TSFR1M + 1.614%), 01/15/2034	349,213	0.0
2,940,000 (1)(3)	BX Commercial Mortgage Trust 2021-21M E, 6.682%, (TSFR1M + 2.285%), 10/15/2036	2,906,811	0.3
987,006 (1)(3)	BX Commercial Mortgage Trust 2024-KING A, 5.938%, (TSFR1M + 1.541%), 05/15/2034	989,070	0.1
805,797 (1)(3)	BX Commercial Mortgage Trust 2024-MDHS A, 6.038%, (TSFR1M + 1.641%), 05/15/2041	810,755	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000 (1)(3)	BX Commercial Mortgage Trust 2024-SLCT B, 6.239%, (TSFR1M + 1.793%), 01/15/2042	$5,009,387	0.6
2,261,597 (1)(3)	BX Commercial Mortgage Trust 2024-XL5 C, 6.338%, (TSFR1M + 1.941%), 03/15/2041	2,264,940	0.2
1,000,000 (1)(3)	BX Trust 2023-DELC A, 7.087%, (TSFR1M + 2.690%), 05/15/2038	1,009,355	0.1
1,500,000 (1)(3)	BX Trust 2024-BIO B, 6.338%, (TSFR1M + 1.941%), 02/15/2041	1,503,550	0.2
15,901,548 (3)(6)	CD Mortgage Trust 2016-CD1 XA, 1.342%, 08/10/2049	183,480	0.0
1,500,000	CD Mortgage Trust 2018-CD7 A4, 4.279%, 08/15/2051	1,454,677	0.2
45,793,802 (3)(6)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.664%, 06/10/2051	935,091	0.1
1,000,000 (3)	Citigroup Commercial Mortgage Trust 2020-GC46 B, 3.150%, 02/15/2053	830,659	0.1
1,650,000 (1)(3)	Citigroup Commercial Mortgage Trust 2023-SMRT C, 5.852%, 10/12/2040	1,642,510	0.2
65,166,000 (1)(3)(6)	COMM Mortgage Trust 2012-CR4 XB, 0.401%, 10/15/2045	472,281	0.1
1,500,000 (3)	COMM Mortgage Trust 2015-CR27 B, 4.338%, 10/10/2048	1,447,929	0.2
57,683,352 (3)(6)	COMM Mortgage Trust 2016-CR28 XA, 0.624%, 02/10/2049	198,549	0.0
1,500,000 (3)	COMM Mortgage Trust 2017-COR2 B, 4.206%, 09/10/2050	1,411,885	0.2
750,000 (1)(3)	COMM Mortgage Trust 2024-CBM A2, 5.867%, 12/10/2041	759,436	0.1
750,000 (1)(3)	COMM Mortgage Trust 2024-CBM B, 6.511%, 12/10/2041	759,959	0.1
500,000 (3)	CSAIL Commercial Mortgage Trust 2018-C14 B, 4.877%, 11/15/2051	461,701	0.1
2,000,000 (1)(3)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU D, 7.093%, (TSFR1M + 2.600%), 12/15/2039	2,012,075	0.2

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
10,074,486	Freddie Mac Multifamily ML Certificates US XUS, 1.846%, 07/25/2037	$1,272,552	0.1
2,598,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	1,890,167	0.2
1,756,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	1,696,807	0.2
1,755,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	1,681,256	0.2
2,164,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 C730, 0.000%, 09/27/2051	2,152,609	0.2
2,631,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 CK44, 0.000%, 09/27/2051	2,613,564	0.3
1,140,000 (1)	GAM RE-REMIC TRUST 2021-FRR2 CK49, 1.000%, 09/27/2051	1,093,254	0.1
1,817,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 CK78, 0.000%, 09/27/2051	1,250,802	0.1
2,163,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 D730, 0.000%, 09/27/2051	2,150,189	0.2
2,140,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 DK49, 0.000%, 09/27/2051	2,011,933	0.2
7,873,434 (3)(6)	GS Mortgage Securities Trust 2014-GC22 XA, 0.594%, 06/10/2047	60,781	0.0
36,387,447 (3)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.569%, 12/15/2049	283,813	0.0
1,313,489 (3)(6)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 0.784%, 10/15/2048	668	0.0
1,500,000 (1)(3)	Life Mortgage Trust 2022-BMR2 A1, 5.692%, (TSFR1M + 1.295%), 05/15/2039	1,468,087	0.2
1,250,000 (1)(3)	MED Commercial Mortgage Trust 2024-MOB A, 5.989%, (TSFR1M + 1.592%), 05/15/2041	1,251,016	0.1
2,000,000 (1)(3)	MF1 LLC 2024-FL14 A, 6.103%, (TSFR1M + 1.737%), 03/19/2039	2,013,001	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,605,835 (1)(3)	PFP Ltd. 2023-10 A, 6.747%, (TSFR1M + 2.365%), 09/16/2038	$1,613,185	0.2
1,140,000 (1)(3)	RFM Reremic Trust 2022-FRR1 AB60, 2.369%, 11/08/2049	1,039,351	0.1
530,000 (1)(8)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	444,725	0.0
1,000,000 (1)(3)	SHR Trust 2024-LXRY A, 6.347%, (TSFR1M + 1.950%), 10/15/2041	1,009,032	0.1
2,370,000 (1)(3)	SMRT 2022-MINI D, 6.348%, (TSFR1M + 1.950%), 01/15/2039	2,337,405	0.3
1,133,290	Wells Fargo Commercial Mortgage Trust 2015-SG1 A4, 3.789%, 09/15/2048	1,123,829	0.1
24,437,363 (3)(6)	Wells Fargo Commercial Mortgage Trust 2021-C59 XA, 1.503%, 04/15/2054	1,574,714	0.2
	Total Commercial Mortgage-Backed Securities (Cost $64,632,892)	66,077,687	7.3
U.S. TREASURY OBLIGATIONS: 3.9%
	United States Treasury Bonds: 0.5%
1,137,200 (2)	4.250%, 08/15/2054	1,038,758	0.1
3,541,100 (2)	4.625%, 11/15/2044	3,434,316	0.4
		4,473,074	0.5
	United States Treasury Notes: 3.4%
70,000	3.875%, 08/15/2034	66,210	0.0
4,840,000	4.000%, 12/15/2027	4,802,967	0.5
2,471,500	4.125%, 11/30/2029	2,443,807	0.3
637,400	4.125%, 11/30/2031	623,941	0.1
72,700	4.250%, 11/30/2026	72,691	0.0
433,300	4.250%, 12/31/2026	433,353	0.0
11,871,200	4.250%, 11/15/2034	11,562,723	1.3
188,300	4.375%, 05/15/2034	185,464	0.0
10,702,800	4.500%, 12/31/2031	10,712,546	1.2
		30,903,702	3.4
	Total U.S. Treasury Obligations (Cost $35,836,450)	35,376,776	3.9
SOVEREIGN BONDS: 0.9%
BRL60,932 (9)	Brazil Letras do Tesouro Nacional LTN, 15.084%, 01/01/2026	8,539,095	0.9
	Total Sovereign Bonds (Cost $9,149,393)	8,539,095	0.9

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
MUNICIPAL BONDS: 0.2%
	California: 0.2%
500,000	California State University, 6.434%, 11/01/2030	$518,851	0.1
185,000	Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	200,210	0.0
300,000	Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	349,764	0.1
200,000	Regents of the University of California Medical Center Pooled Revenue H, 6.398%, 05/15/2031	206,536	0.0
300,000	Regents of the University of California Medical Center Pooled Revenue H, 6.548%, 05/15/2048	322,550	0.0
		1,597,911	0.2
	Total Municipal Bonds (Cost $1,485,000)	1,597,911	0.2

			Percentage
			of Net
Shares		Value	Assets
MUTUAL FUNDS: 17.5%
	Affiliated Investment Companies: 17.5%
7,475,093	Voya VACS Series EMHCD Fund	75,274,187	8.3
2,668,081	Voya VACS Series HYB Fund	27,347,830	3.0
5,328,383	Voya VACS Series SC Fund	55,841,453	6.2
		158,463,470	17.5
	Total Mutual Funds (Cost $155,143,271)	158,463,470	17.5
	Total Long-Term
	Investments (Cost $924,096,947)	882,119,176	97.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 5.0%
	Repurchase Agreements: 1.4%
2,596,892 (10)	Bethesda Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $2,597,547, collateralized by various U.S. Government Agency Obligations, 2.500%-7.311%, Market Value plus accrued interest $2,648,830, due 10/01/27-11/01/54)	$2,596,892	0.3
3,594,836 (10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $3,595,742, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $3,666,733, due 10/01/29-02/01/57)	3,594,836	0.4
152,555 (10)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $152,592, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $155,606, due 03/27/25-01/01/55)	152,555	0.0
3,194,436 (10)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $3,195,246, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $3,258,325, due 11/01/51-12/01/54)	3,194,436	0.3

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,594,836 (10)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $3,595,770, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $3,657,126, due 01/15/26-02/15/53)	$3,594,836	0.4
	Total Repurchase Agreements (Cost $13,133,555)	13,133,555	1.4

	Time Deposits: 0.2%
320,000 (10)	Canadian Imperial Bank of Commerce, 4.320%, 01/02/2025	320,000	0.0
340,000 (10)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 01/02/2025	340,000	0.0
360,000 (10)	Mizuho Bank Ltd., 4.330%, 01/02/2025	360,000	0.1
340,000 (10)	Royal Bank of Canada, 4.330%, 01/02/2025	340,000	0.0
350,000 (10)	Societe Generale S.A., 4.330%, 01/02/2025	350,000	0.0
350,000 (10)	Toronto-Dominion Bank, 4.350%, 01/02/2025	350,000	0.1
	Total Time Deposits (Cost $2,060,000)	2,060,000	0.2

	Commercial Paper: 2.4%
400,000	Autozone, Inc., 4.550%, 01/02/2025	399,900	0.0
5,000,000	Enbridge (US) Inc., 4.730%, 01/21/2025	4,986,464	0.6
3,500,000	Exelon Corp., 4.550%, 01/02/2025	3,499,130	0.4
5,000,000	Keurig Dr. Pepper, Inc., 4.550%, 01/03/2025	4,998,136	0.6
7,000,000	Sherwin Williams, 4.550%, 01/21/2025	6,981,760	0.8
	Total Commercial Paper (Cost $20,867,060)	20,865,390	2.4

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.0%
8,930,000 (11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $8,930,000)	$8,930,000	1.0

	Total Short-Term Investments (Cost $44,990,615)	$44,988,945	5.0
	Total Investments in Securities (Cost $969,087,562)	$927,108,121	102.1
	Liabilities in Excess of Other Assets	(18,851,571)	(2.1)
	Net Assets	$908,256,550	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)	Security, or a portion of the security, is on loan.

(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2024.

(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(5)	Represents or includes a TBA transaction.

(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(8)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(9)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2024.

(10)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(11)	Rate shown is the 7-day yield as of December 31, 2024.

Currency Abbreviations:

BRL	Brazilian Real

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
ECOFC	Enterprise 11th District COFI Replacement Index
H15T1Y	U.S. Treasury 1-Year Constant Maturity
RFUCCT1M	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
RFUCCT6M	FTSE USD IBOR Consumer Cash Fallbacks Term 6M
RFUCCT1Y	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFR30A	30-day Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$202,815,418	$—	$202,815,418
U.S. Government Agency Obligations	—	175,543,628	—	175,543,628
Mutual Funds	158,463,470	—	—	158,463,470
Collateralized Mortgage Obligations	—	136,628,252	—	136,628,252
Asset-Backed Securities	—	97,076,939	—	97,076,939
Commercial Mortgage-Backed Securities	—	66,077,687	—	66,077,687
U.S. Treasury Obligations	—	35,376,776	—	35,376,776
Sovereign Bonds	—	8,539,095	—	8,539,095
Municipal Bonds	—	1,597,911	—	1,597,911
Short-Term Investments	8,930,000	36,058,945	—	44,988,945
Total Investments, at fair value	$167,393,470	$759,714,651	$—	$927,108,121
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	—	124,354	—	124,354
Forward Foreign Currency Contracts	—	698,733	—	698,733
Forward Premium Swaptions	—	1,510,429	—	1,510,429
Futures	1,404,874	—	—	1,404,874
Total Assets	$168,798,344	$762,048,167	$—	$930,846,511
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	$—	$(551,872)	$—	$(551,872)
Centrally Cleared Interest Rate Swaps	—	(848,042)	—	(848,042)
Forward Premium Swaptions	—	(450,485)	—	(450,485)
Futures	(3,578,656)	—	—	(3,578,656)
Total Liabilities	$(3,578,656)	$(1,850,399)	$—	$(5,429,055)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2023	at Cost	at Cost	(Depreciation)	12/31/2024	Income	(Losses)	Distributions
Voya VACS Series EMCD Fund	$50,025,107	$1,786,695	$(57,637,248)	$5,825,446	$—	$2,101,345	$(4,616,046)	$—
Voya VACS Series EMHCD Fund	95,931,889	9,234,402	(26,168,223)	(3,723,881)	75,274,187	6,023,821	1,831,777	3,234,093
Voya VACS Series HYB Fund	71,503,754	4,180,412	(46,827,738)	(1,508,598)	27,347,830	4,180,231	1,172,248	—
Voya VACS Series SC Fund	121,814,000	—	(65,791,440)	(181,107)	55,841,453	5,046,587	3,208,544	—
	$339,274,750	$15,201,509	$(196,424,649)	$411,860	$158,463,470	$17,351,984	$1,596,523	$3,234,093

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

At December 31, 2024, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	9,789,059	BRL	60,932,000	Goldman Sachs International	01/05/26	$698,733
						$698,733

At December 31, 2024, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	1,325	03/31/25	$272,432,422	$87,291
U.S. Treasury 10-Year Note	6	03/20/25	652,500	(14,356)
U.S. Treasury Long Bond	351	03/20/25	39,959,156	(986,403)
U.S. Treasury Ultra Long Bond	653	03/20/25	77,645,781	(2,577,897)
			$390,689,859	$(3,491,365)
Short Contracts:
U.S. Treasury 5-Year Note	(611)	03/31/25	(64,952,164)	269,236
U.S. Treasury Ultra 10-Year Note	(648)	03/20/25	(72,130,500)	1,048,347
			$(137,082,664)	$1,317,583

At December 31, 2024, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices -Buy Protection(1)

		(Pay)/
		Receive					Unrealized
	Buy/Sell	Financing	Termination	Notional		Fair	Appreciation/
Reference Entity/Obligation	Protection	Rate (%)(2)	Date	Amount(3)		Value(4)	(Depreciation)
CDX North American High Yield Index Series 42, Version 1	Buy	(5.000)	06/20/29	USD	50,000,000	$(3,986,637)	$(551,872)
						$(3,986,637)	$(551,872)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At December 31, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:

		Floating
		Rate Index		Fixed Rate					Unrealized
Pay/Receive		Payment	Fixed	Payment	Maturity	Notional		Fair	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Amount		Value	(Depreciation)
Receive	1-day Secured Overnight Financing Rate	Annual	3.855%	Annual	11/29/44	USD	2,504,000	$39,582	$39,582
Receive	1-day Secured Overnight Financing Rate	Annual	3.837	Annual	08/16/44	USD	4,846,800	84,772	84,772
Receive	1-day Secured Overnight Financing Rate	Annual	4.526	Annual	06/18/26	USD	116,682,600	(639,024)	(639,024)
Receive	1-day Secured Overnight Financing Rate	Annual	4.241	Annual	07/22/26	USD	122,253,000	(209,018)	(209,018)
								$(723,688)	$(723,688)

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

At December 31, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(1)	Rate	Index	Date	Amount		at expiration(2)	(Depreciation)
Call on 10-Year Interest Rate Swap	Barclays Bank PLC	2.355%	Receive	1-day Secured Overnight Financing Rate	11/27/34	USD	5,217,000	$—	$94,295
Call on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	2.375%	Receive	1-day Secured Overnight Financing Rate	08/14/34	USD	12,116,950	(508,912)	(104,394)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	12,484,500	(2,184,788)	340,402
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.700%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD	20,904,800	(3,700,150)	540,719
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	19,473,000	(3,505,140)	452,020
								$(9,898,990)	$1,323,042

At December 31, 2024, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(1)	Rate	Index	Date	Amount		at expiration(2)	(Depreciation)
Call on 1-Year Interest Rate Swap	Bank of America N.A.	3.140%	Pay	1-day Secured Overnight Financing Rate	09/19/28	USD	26,083,000	$203,610	$82,993
Put on 10-Year Interest Rate Swap	Barclays Bank PLC	5.355%	Receive	1-day Secured Overnight Financing Rate	11/27/34	USD	5,217,000	94,428	(135,712)
Put on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	5.540%	Receive	1-day Secured Overnight Financing Rate	08/14/34	USD	12,116,950	508,912	(101,896)
Put on 1-Year Interest Rate Swap	Bank of America N.A.	3.140%	Receive	1-day Secured Overnight Financing Rate	09/19/28	USD	26,083,000	203,610	(108,483)
								$1,010,560	$(263,098)

(1)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(2)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:

BRL	— Brazilian Real
USD	— United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$698,733
Interest rate contracts	Unrealized appreciation on forward premium swaptions	1,510,429
Interest rate contracts	Variation margin receivable on futures contracts*	1,404,874
Interest rate contracts	Variation margin receivable on centrally cleared swaps*	124,354
Total Asset Derivatives		$3,738,390

Liability Derivatives
Interest rate contracts	Unrealized depreciation on forward premium swaptions	$450,485
Interest rate contracts	Variation margin payable on futures contracts*	3,578,656
Credit contracts	Variation margin payable on centrally cleared swaps*	551,872
Interest rate contracts	Variation margin payable on centrally cleared swaps*	848,042
Total Liability Derivatives		$5,429,055

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$(1,316,612)	$—	$(1,316,612)
Equity contracts	—	—	608,842	—	—	608,841
Foreign exchange contracts	(297,565)	35,900	—	(465,798)	—	(727,463)
Interest rate contracts	(1,348,490)	—	8,441,434	(2,898,844)	3,078,267	7,272,367
Total	$(1,646,055)	$35,900	$9,050,276	$(4,681,254)	$3,078,267	$5,837,133

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$(397,123)	$—	$(397,123)
Foreign exchange contracts	278,013	688,938	—	—	—	966,951
Interest rate contracts	1,798,706	—	(9,680,052)	(497,967)	(37,379)	(8,416,692)
Total	$2,076,719	$688,938	$(9,680,052)	$(895,090)	$(37,379)	$(7,846,864)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2024:

			Goldman	JPMorgan
	Bank of	Barclays Bank	Sachs	Chase Bank
	America N.A.	PLC	International	N.A.	Total
Assets:
Forward foreign currency contracts	$—	$—	$698,733	$—	$698,733
Forward premium swaptions	82,993	1,427,436	—	—	1,510,429
Total Assets	$82,993	$1,427,436	$698,733	$—	$2,209,162
Liabilities:
Forward premium swaptions	$108,483	$135,712	$—	$206,290	$450,485
Total Liabilities	$108,483	$135,712	$—	$206,290	$450,485
Net OTC derivative instruments by counterparty, at fair value	$(25,490)	$1,291,724	$698,733	$(206,290)	$1,758,677
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$(1,291,724)	$(510,000)	$—	$(1,801,724)
Net Exposure(1)(2)	$(25,490)	$—	$188,733	$(206,290)	$(43,047)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At December 31, 2024, the Portfolio had received $1,510,000 and $510,000 in cash collateral from Barclays Bank PLC and Goldman Sachs International. Excess cash collateral is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $978,170,931.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$3,548,280
Gross Unrealized Depreciation	(56,299,674)
Net Unrealized Depreciation	$(52,751,394)

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.1%
	Communication Services: 3.0%
64,023 (1)	Grindr, Inc.	$1,142,170	0.4
112,127 (1)	Magnite, Inc.	1,785,062	0.6
302,148 (1)	Vimeo, Inc.	1,933,747	0.6
42,644 (1)	Yelp, Inc.	1,650,323	0.6
150,097 (1)	ZipRecruiter, Inc. - Class A	1,086,702	0.4
117,797 (1)	ZoomInfo Technologies, Inc.	1,238,047	0.4
		8,836,051	3.0
	Consumer Discretionary: 5.6%
112,699	Arko Corp.	742,686	0.3
37,696	Atmus Filtration Technologies, Inc.	1,476,929	0.5
385,761 (1)	GrowGeneration Corp.	651,936	0.2
38,507	H&R Block, Inc.	2,034,710	0.7
63,077	International Game Technology PLC	1,113,940	0.4
9,182	Monarch Casino & Resort, Inc.	724,460	0.2
45,648	Red Rock Resorts, Inc. - Class A	2,110,763	0.7
93,740 (1)	Sonos, Inc.	1,409,850	0.5
61,928	Steven Madden Ltd.	2,633,179	0.9
62,561 (1)	Tri Pointe Homes, Inc.	2,268,462	0.8
154,819 (1)	Udemy, Inc.	1,274,160	0.4
		16,441,075	5.6
	Consumer Staples: 0.4%
83,963	Dole PLC	1,136,859	0.4

	Energy: 3.1%
368,448 (1)	Clean Energy Fuels Corp.	924,804	0.3
94,429	Excelerate Energy, Inc. - Class A	2,856,477	1.0
49,661 (2)	HighPeak Energy, Inc.	730,017	0.3
119,873	Murphy Oil Corp.	3,627,357	1.2
89,004	SFL Corp. Ltd.	909,621	0.3
		9,048,276	3.1
	Financials: 21.0%
72,140	Arrow Financial Corp.	2,071,139	0.7
135,129	BCB Bancorp, Inc.	1,599,927	0.6
64,948	Berkshire Hills Bancorp, Inc.	1,846,472	0.6
202,548	BGC Group, Inc. - Class A	1,835,085	0.6
103,975 (2)	Blackstone Mortgage Trust, Inc. - Class A	1,810,205	0.6
41,039	Bread Financial Holdings, Inc.	2,505,841	0.9
25,946	CNO Financial Group, Inc.	965,451	0.3
93,076	ConnectOne Bancorp, Inc.	2,132,371	0.7
160,010	Eastern Bankshares, Inc.	2,760,172	1.0
105,972	Farmers National Banc Corp.	1,506,922	0.5

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
225,149	First BanCorp/Puerto Rico	$4,185,520	1.4
117,750	Fulton Financial Corp.	2,270,220	0.8
223,950 (1)	Genworth Financial, Inc. - Class A	1,565,410	0.5
63,674	Hancock Whitney Corp.	3,484,241	1.2
58,736	Hilltop Holdings, Inc.	1,681,612	0.6
69,748	KKR Real Estate Finance Trust, Inc.	704,455	0.3
165,450	Ladder Capital Corp.	1,851,385	0.6
311,212 (1)	Marqeta, Inc. - Class A	1,179,493	0.4
91,925	MFA Financial, Inc.	936,716	0.3
18,412	NBT Bancorp, Inc.	879,357	0.3
36,988	Origin Bancorp, Inc.	1,231,331	0.4
61,563 (1)	Oscar Health, Inc. - Class A	827,407	0.3
81,181	Pacific Premier Bancorp, Inc.	2,023,030	0.7
112,384 (1)	Pagseguro Digital Ltd. - Class A	703,524	0.2
163,969 (1)	Payoneer Global, Inc.	1,646,249	0.6
137,839 (1)	ProAssurance Corp.	2,193,018	0.8
267,605	Redwood Trust, Inc.	1,747,461	0.6
44,416	Renasant Corp.	1,587,872	0.6
66,971	Simmons First National Corp. - Class A	1,485,417	0.5
87,546 (1)(2)	StoneCo Ltd. - Class A	697,742	0.2
59,918	United Community Banks, Inc.	1,935,951	0.7
179,595	Valley National Bancorp	1,627,131	0.6
54,081	Victory Capital Holdings, Inc. - Class A	3,540,142	1.2
141,956	WisdomTree, Inc.	1,490,538	0.5
59,355	XP, Inc. - Class A	703,357	0.2
		61,212,164	21.0
	Health Care: 13.9%
115,049 (1)	ADMA Biologics, Inc.	1,973,090	0.7
94,277 (1)	Alignment Healthcare, Inc.	1,060,616	0.4
202,633 (1)	Amicus Therapeutics, Inc.	1,908,803	0.7
94,594 (1)	Avanos Medical, Inc.	1,505,936	0.5
235,105 (1)	BioCryst Pharmaceuticals, Inc.	1,767,990	0.6
29,868	Bio-Techne Corp.	2,151,392	0.7
69,885 (1)	BrightSpring Health Services, Inc.	1,190,142	0.4
38,884	Bruker Corp.	2,279,380	0.8
714,311 (1)	Cerus Corp.	1,100,039	0.4
48,470 (1)	Fortrea Holdings, Inc.	903,966	0.3
53,673 (1)	Guardant Health, Inc.	1,639,710	0.6
34,511 (1)	Halozyme Therapeutics, Inc.	1,649,971	0.6
14,817 (1)	HealthEquity, Inc.	1,421,691	0.5
89,105 (1)	Hims & Hers Health, Inc.	2,154,559	0.7
12,372	LeMaitre Vascular, Inc.	1,139,956	0.4

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
182,908 (1)	MannKind Corp.	$1,176,098	0.4
131,989 (1)	Maravai LifeSciences Holdings, Inc. - Class A	719,340	0.2
485,958 (1)(2)	OPKO Health, Inc.	714,358	0.2
78,138 (1)	Option Care Health, Inc.	1,812,802	0.6
40,902 (1)	Orthofix Medical, Inc.	714,149	0.2
59,765 (1)	Phreesia, Inc.	1,503,687	0.5
56,258 (1)	Privia Health Group, Inc.	1,099,844	0.4
44,754 (1)	PTC Therapeutics, Inc.	2,020,196	0.7
15,938	QIAGEN N.V.	709,719	0.2
25,609 (1)	Rhythm Pharmaceuticals, Inc.	1,433,592	0.5
43,455 (1)	Rigel Pharmaceuticals, Inc.	730,913	0.3
43,948 (1)(2)	Surgery Partners, Inc.	930,379	0.3
29,090 (1)	Tandem Diabetes Care, Inc.	1,047,822	0.4
81,843 (1)	Teladoc Health, Inc.	743,953	0.3
74,305 (1)	Travere Therapeutics, Inc.	1,294,393	0.4
		40,498,486	13.9

	Industrials: 19.8%
14,834	Albany International Corp. - Class A	1,186,275	0.4
34,770	Allison Transmission Holdings, Inc.	3,757,246	1.3
27,389	Apogee Enterprises,Inc.	1,955,849	0.7
24,826	Armstrong World Industries, Inc.	3,508,659	1.2
24,396 (1)	ASGN, Inc.	2,033,163	0.7
26,848	Cadre Holdings, Inc.	867,190	0.3
24,281	Columbus McKinnon Corp.	904,224	0.3
120,463 (1)	CoreCivic, Inc.	2,618,866	0.9
53,549	Enerpac Tool Group Corp.	2,200,328	0.8
29,752	Federal Signal Corp.	2,748,787	0.9
51,695	First Advantage Corp.	968,247	0.3
22,447	Flowserve Corp.	1,291,151	0.4
104,967 (1)	GEO Group, Inc.	2,936,977	1.0
23,186	Insperity, Inc.	1,797,147	0.6
60,428	Kennametal, Inc.	1,451,481	0.5
169,079 (1)	Legalzoom.com, Inc.	1,269,783	0.4
9,932	Lincoln Electric Holdings, Inc.	1,861,952	0.6
218,254 (1)	Manitowoc Co., Inc.	1,992,659	0.7
56,228	Marten Transport Ltd.	877,719	0.3
177,703	Mueller Water Products, Inc. - Class A	3,998,318	1.4
134,871 (1)	NOW, Inc.	1,754,672	0.6
57,543	nVent Electric PLC	3,922,131	1.4
24,838	Pentair PLC	2,499,696	0.9
41,051 (1)	Resideo Technologies, Inc.	946,226	0.3
84,674	REV Group, Inc.	2,698,560	0.9
86,777	Shyft Group, Inc.	1,018,762	0.4

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
70,324 (1)(2)	Titan Machinery, Inc.	$993,678	0.3
18,254	Watts Water Technologies, Inc. - Class A	3,711,038	1.3
		57,770,784	19.8

	Information Technology: 18.5%
351,249 (1)	8x8, Inc.	937,835	0.3
107,143	A10 Networks, Inc.	1,971,431	0.7
59,991 (1)	ACI Worldwide, Inc.	3,114,133	1.1
170,849 (1)	AvePoint, Inc.	2,820,717	1.0
109,862 (1)	Box, Inc. - Class A	3,471,639	1.2
33,526 (2)	Clear Secure, Inc. - Class A	893,133	0.3
82,226 (1)	Clearwater Analytics Holdings, Inc. - Class A	2,262,859	0.8
77,951 (1)	Cohu, Inc.	2,081,292	0.7
31,182	CSG Systems International, Inc.	1,593,712	0.5
40,282	CTS Corp.	2,124,070	0.7
56,169 (1)	Dropbox, Inc. - Class A	1,687,317	0.6
94,467 (1)	ExlService Holdings, Inc.	4,192,445	1.4
35,375 (1)	Intapp, Inc.	2,267,184	0.8
80,167 (1)	Knowles Corp.	1,597,728	0.6
5,586	Littelfuse, Inc.	1,316,341	0.5
65,980 (1)	MaxLinear, Inc.	1,305,084	0.4
54,401 (1)	PagerDuty, Inc.	993,362	0.3
58,423 (1)	Photronics, Inc.	1,376,446	0.5
31,625 (1)	Pure Storage, Inc. - Class A	1,942,724	0.7
38,724 (1)	Rambus, Inc.	2,046,951	0.7
396,209 (1)	Sabre Corp.	1,446,163	0.5
33,793	Sapiens International Corp. NV	908,018	0.3
213,828 (1)	Sprinklr, Inc. - Class A	1,806,847	0.6
10,651	Universal Display Corp.	1,557,176	0.5
61,577 (1)	Verint Systems, Inc.	1,690,289	0.6
43,529 (1)	Vertex, Inc. - Class A	2,322,272	0.8
282,442 (1)	Viavi Solutions, Inc.	2,852,664	1.0
186,860 (1)	Yext, Inc.	1,188,429	0.4
		53,768,261	18.5
	Materials: 3.1%
8,771	Balchem Corp.	1,429,629	0.5
77,599 (1)	Cleveland-Cliffs, Inc.	729,431	0.2
139,142	Element Solutions, Inc.	3,538,381	1.2
9,873	Innospec, Inc.	1,086,622	0.4
129,886 (1)	Rayonier Advanced Materials, Inc.	1,071,560	0.4
117,774	Tronox Holdings PLC	1,185,984	0.4
		9,041,607	3.1
	Real Estate: 7.4%
164,971	Acadia Realty Trust	3,985,699	1.4
219,870 (1)	Apartment Investment and Management Co. - Class A	1,998,618	0.7

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
44,982	Broadstone Net Lease, Inc.	$713,414	0.2
26,497	CareTrust REIT, Inc.	716,744	0.2
202,612	DiamondRock Hospitality Co.	1,829,586	0.6
49,783 (2)	Essential Properties Realty Trust, Inc.	1,557,212	0.5
28,083	First Industrial Realty Trust, Inc.	1,407,801	0.5
67,388	Gladstone Land Corp.	731,160	0.3
432,734 (2)	Hudson Pacific Properties, Inc.	1,311,184	0.4
59,267	Kimco Realty Corp.	1,388,626	0.5
192,227 (2)	Medical Properties Trust, Inc.	759,297	0.3
38,267	National Storage Affiliates Trust	1,450,702	0.5
72,762 (2)	Peakstone Realty Trust	805,475	0.3
39,836	Plymouth Industrial REIT, Inc.	709,081	0.2
42,127	Sabra Health Care REIT, Inc.	729,640	0.3
203,941	Summit Hotel Properties, Inc.	1,396,996	0.5
		21,491,235	7.4
	Utilities: 2.3%
61,823	Avista Corp.	2,264,577	0.8
144,177 (1)	Hawaiian Electric Industries, Inc.	1,402,842	0.5
24,689	Northwest Natural Holding Co.	976,697	0.3
30,455	Portland General Electric Co.	1,328,447	0.4
11,137	Spire, Inc.	755,423	0.3
		6,727,986	2.3
	Total Common Stock
	(Cost $277,971,219)	285,972,784	98.1

EXCHANGE-TRADED FUNDS: 1.5%
19,640	iShares Russell 2000 ETF	4,339,654	1.5

	Total Exchange-Traded Funds
	(Cost $4,567,206)	4,339,654	1.5

	Total Long-Term Investments
	(Cost $282,538,425)	290,312,438	99.6

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 3.0%
	Repurchase Agreements: 2.7%
1,848,291 (3)	Bethesda Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,848,757, collateralized by various U.S. Government Agency Obligations, 2.500%- 7.311%, Market Value plus accrued interest $1,885,257, due 10/01/27-11/01/54)	$1,848,291	0.6
1,848,291 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,848,757, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 7.000%, Market Value plus accrued interest $1,885,257, due 10/01/29-02/01/57)	1,848,291	0.6
418,609 (3)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $418,712, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $426,981, due 03/27/25-01/01/55)	418,609	0.2

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,848,291 (3)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $1,848,760, collateralized by various U.S. Government Agency Obligations, 2.500%- 6.500%, Market Value plus accrued interest $1,885,257, due 11/01/51-12/01/54)	$1,848,291	0.6
1,848,291 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $1,848,771, collateralized by various U.S. Government Securities, 0.125%- 3.625%, Market Value plus accrued interest $1,880,318, due 01/15/26-02/15/53)	1,848,291	0.7
	Total Repurchase Agreements
	(Cost $7,811,773)	7,811,773	2.7

			Percentage
			of Net
Shares	RA	Value	Assets
	Mutual Funds: 0.3%
928,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $928,000)	$928,000	0.3

	Total Short-Term Investments
	(Cost $8,739,773)	8,739,773	3.0

	Total Investments in Securities
	(Cost $291,278,198)	$299,052,211	102.6
	Liabilities in Excess of Other Assets	(7,615,349)	(2.6)
	Net Assets	$291,436,862	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.

(2)	Security, or a portion of the security, is on loan.

(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$285,972,784	$—	$—	$285,972,784
Exchange-Traded Funds	4,339,654	—	—	4,339,654
Short-Term Investments	928,000	7,811,773	—	8,739,773
Total Investments, at fair value	$291,240,438	$7,811,773	$—	$299,052,211

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $306,732,415.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$22,163,013
Gross Unrealized Depreciation	(29,843,876)
Net Unrealized Depreciation	$(7,680,863)

See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended December 31, 2024 were as follows:

Portfolio Name	Type	Per Share Amount
Voya Global High Dividend Low Volatility Portfolio
Class ADV	NII	$0.2685
Class I	NII	$0.3240
Class S	NII	$0.2948
Class S2	NII	$0.2751
Class T (1)	NII	$0.0325
All Classes	STCG	$0.0668
All Classes	LTCG	$0.3251
Voya Government Money Market Portfolio
Class I	NII	$0.0479
Class S (2)	NII	$0.0004
All Classes	STCG	$0.0004
Voya Growth and Income Portfolio
Class ADV	NII	$0.0964
Class I	NII	$0.1979
Class S	NII	$0.1380
Class S2	NII	$0.1194
All Classes	STCG	$0.2453
All Classes	LTCG	$2.7843
Voya Intermediate Bond Portfolio
Class ADV	NII	$0.4434
Class I	NII	$0.5029
Class S	NII	$0.4723
Class S2	NII	$0.4543
Voya Small Company Portfolio
Class ADV	NII	$0.0769
Class I	NII	$0.1358
Class R6	NII	$0.1462
Class S	NII	$0.1017
All Classes	STCG	$0.4547

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

(1)	Class T was fully redeemed on close of business May 1, 2024.
(2)	Class S was fully redeemed on close of business May 1, 2024.

Of the ordinary distributions made during the year ended December 31, 2024, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Global High Dividend Low Volatility Portfolio	46.34%
Voya Growth and Income Portfolio	40.42%
Voya Small Company Portfolio	27.43%

For the year ended December 31, 2024, 42.39% of ordinary income dividends paid by Voya Growth and Income Portfolio are designated as qualified dividend income (QDI) subject to reduced income tax rates for individuals.

The Portfolios designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Global High Dividend Low Volatility Portfolio	$13,578,307
Voya Growth and Income Portfolio	$285,396,830

TAX INFORMATION (Unaudited) (continued)

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 14, 2024, the Board of Directors/Trustees (“Board”) of Voya Government Money Market Portfolio, Voya Variable Funds, Voya Intermediate Bond Portfolio, Voya Variable Funds, and Voya Variable Portfolios, Inc. (collectively, the “Registrants”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Global High Dividend Low Volatility Portfolio, Voya Government Money Market Portfolio, Voya Growth and Income Portfolio, Voya Intermediate Bond Portfolio, and Voya Small Company Portfolio, each a series of the Registrants (the “Portfolios”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Directors/Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Registrants, on behalf of the Portfolios, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Portfolio (the “Sub-Adviser”), for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Directors/Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Directors/Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Directors/Trustees request, and management provides, certain information that the Independent Directors/ Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Directors/Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Portfolio (“Selected Peer Group”) based on that Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolios, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolios as set forth in the Management Contracts, including oversight of the Portfolios’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers”

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolios under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Registrants’ Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Portfolios and the level of resources committed to the Portfolios (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Portfolios.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management and sub-In assessing the investment management and subadvisory relationships, the Board placed emphasis on the investment returns of each Portfolio, including its investment performance over certain time periods compared to the Portfolio’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Portfolio’s performance and risk, including risk-adjusted investment return information, from the Registrants’ Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when a Portfolio grows larger and the extent to which any such economies are shared with the Portfolio. In this regard, the Board noted any breakpoints in the management fee schedules that will result in a lower management fee rate if and when a Portfolio achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while some of the Portfolios do not have management fee breakpoints, they may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Adviser could be shared with each Portfolio through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Portfolio, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Proftability, and Fall-out Benefts

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Portfolio to the Manager compared to the Portfolio’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Portfolio, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

addition, the Board considered any fee waivers, expense limitations, and/or recoupment arrangements that apply to the fees payable by the Portfolios, including whether the Manager proposed any changes thereto. For each Portfolio, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Portfolio, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Portfolio both with and without taking into account the profitability of the distributor of the Portfolios and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolios. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Portfolios. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Portfolios and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Portfolio-by-Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving each Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding each Portfolio’s more recent performance, asset levels and asset flows. Each Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Global High Dividend Low Volatility Portfolio

In considering whether to approve the renewal of the Contracts for Voya Global High Dividend Low Volatility Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the year-to-date period, the third quintile for the three-year and ten-year periods, and the fourth quintile for the one-year and five-year periods; and (2) the Portfolio underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and ten-year periods, during which it outperformed.

In analyzing this performance data, the Board took into account management’s representations regarding: (1) the competitiveness of the Portfolio’s performance during certain periods; and (2) the impact of security selection on the Portfolio’s performance.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the first quintile; and (c) the Portfolio’s net expense ratio is ranked in the first quintile.

Voya Government Money Market Portfolio

In considering whether to approve the renewal of the Contracts for Voya Government Money Market Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio outperformed its Morningstar category average for all periods presented; and (2) the Portfolio outperformed its primary benchmark for the five-year and ten-year periods, was equal to its primary benchmark for the three-year period, and underperformed its primary benchmark for the year-to-date and one-year periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the fourth quintile; (b) the Portfolio's contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio's net expense ratio is ranked in the fourth quintile.

In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Portfolio’s pricing is competitive.

Voya Growth and Income Portfolio

In considering whether to approve the renewal of the Contracts for Voya Growth and Income Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the year-to-date, one-year, three-year and five-year periods and the second quintile for the ten-year period; and (2) the Portfolio outperformed its primary benchmark for all periods presented, with the exception of the ten-year period, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the third quintile; (b) the Portfolio’s contractual management fee rate is ranked in the second quintile; and (c) the Portfolio’s net expense ratio is ranked in the fourth quintile.

Voya Intermediate Bond Portfolio

In considering whether to approve the renewal of the Contracts for Voya Intermediate Bond Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the one-year period, the second quintile for the year-to-date and ten-year periods, and the third quintile for the three-year and five-year periods; and (2) the Portfolio outperformed its primary benchmark for all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the third quintile; and (c) the Portfolio's net expense ratio is ranked in the second quintile.

Voya Small Company Portfolio

In considering whether to approve the renewal of the Contracts for Voya Small Company Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the fourth quintile of its Morningstar category for the ten-year period and the fifth quintile for the year-to-date, one-year, three-year and five-year periods; and (2) the Portfolio underperformed its primary benchmark for all periods presented, with the exception of the three-year period, during which it outperformed.

In analyzing this performance data, the Board took into account management’s representations regarding: (1) the competitiveness of the Portfolio’s performance during certain periods; (2) its confidence in the Sub-Adviser’s ability to execute the Portfolio’s investment strategy; and (3) the impact of stock selection on the Portfolio’s performance.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the second quintile; and (c) the Portfolio's net expense ratio is ranked in the second quintile.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Portfolio and that approval of the continuation of the Contracts is in the best interests of each Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Portfolio for the year ending November 30, 2025.

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
100 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPAR-CAPAPALL (1224)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $48,388 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in the financial statements filed under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Intermediate Bond Portfolio

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: March 10, 2025

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: March 10, 2025